UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Thomas R. Rus

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: April 30

Date of Reporting Period: Quarter ended July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

MTB U.S. TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY & OBLIGATIONS—59.2%
U.S. CASH MANAGEMENT BILL—4.5%
0.28%, 9/15/09 (7)	$50,000,000	$49,982,500

U.S. TREASURY BILL—47.8% (7)
0.22%, 8/06/09	100,000,000	99,995,416
0.22%-0.43%, 8/13/09	25,000,000	24,998,542
0.16%, 9/03/09	50,000,000	49,992,896
0.17%-0.22%, 10/01/09	100,000,000	99,967,382
0.26%, 10/15/09	50,000,000	49,972,917
0.54%, 10/22/09	50,000,000	49,939,069
0.24%, 11/05/09	50,000,000	49,968,000
0.26%, 11/12/09	50,000,000	49,962,806
0.25%, 1/07/10	50,000,000	49,945,896

Total U.S. Treasury Bill		524,742,924

U.S. TREASURY NOTE—6.9%
3.38%, 9/15/09	50,000,000	50,125,779
2.13%, 4/30/10	25,000,000	25,296,677

Total U.S. Treasury Note		75,422,456

Total U.S. Government Agency & Obligations (Cost $650,147,880)		650,147,880

REPURCHASE AGREEMENTS—40.7%
Interest in $273,000,000 repurchase agreement 0.20%, dated 7/31/09 under which Barclays Bank will repurchase a U.S. Government security maturing on 1/15/27 for $273,004,550 on 8/03/09. The market value of the underlying security at the end of the period was $275,730,030.	273,000,000	273,000,000
Interest in $174,000,000 repurchase agreement 0.19%, dated 7/31/09 under which Deutsche Bank will repurchase U.S. Government securities with various maturity dates from 11/15/12 to 2/15/27 for $174,002,755 on 8/03/09. The market value of the underlying securities at the end of the period was $175,740,043.	174,000,000	174,000,000

Total Repurchase Agreements (Cost $447,000,000)		447,000,000

Total Investments—99.9% (Cost $1,097,147,880)		1,097,147,880

Other Assets Less Liabilities—0.1%		539,925

Total Net Assets—100.0%		$1,097,687,805

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Agency & Obligations	$—	$650,147,880	$—
Repurchase Agreements	—	447,000,000	—

Total	$—	$1,097,147,880	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY & OBLIGATIONS—76.6%
FEDERAL FARM CREDIT BANK (FFCB)—9.2%
0.76%, 8/03/09 (1)	$125,000,000	$124,980,651
0.14%, 8/21/09 (1)	100,000,000	100,000,000

Total Federal Farm Credit Bank		224,980,651

FEDERAL HOME LOAN BANK (FHLB)—32.6%
0.22%, 8/21/09 (1)	250,000,000	249,999,999
0.35%, 10/11/09 (1)	125,000,000	125,010,285
0.58%, 2/24/10	125,000,000	125,000,000
Discount Notes
0.80%, 11/23/09 (7)	150,000,000	149,620,000
0.18%, 8/21/09 (7)	50,000,000	49,995,000
Series 1
0.54%, 10/05/09 (1)	100,000,000	99,986,848

Total Federal Home Loan Bank		799,612,132

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—24.6%
0.20%, 8/05/09 (1)	253,700,000	253,565,990
0.54%, 10/30/09 (1)	100,000,000	100,000,000
Discount Notes
0.23%, 10/01/09 (7)	100,000,000	99,961,028
0.27%, 11/02/09 (7)	100,000,000	99,930,250
0.56%, 1/06/10 (7)	50,000,000	49,877,111

Total Federal Home Loan Mortgage Corporation		603,334,379

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—10.2%
Discount Notes
0.19%, 9/09/09 (7)	125,000,000	124,974,271
0.30%, 1/04/10 (7)	125,000,000	124,837,500

Total Federal National Mortgage Association		249,811,771

Total U.S. Government Agency & Obligations (Cost $1,877,738,933)		1,877,738,933

REPURCHASE AGREEMENTS—23.4%
Interest in $275,000,000 repurchase agreement 0.20%, dated 7/31/09 under which Barclays Bank will repurchase U.S. Government securities with various maturity dates from 12/31/09 to 1/15/27 for $275,004,583 on 8/03/09. The market value of the underlying security at the end of the period was $277,750,085.	275,000,000	275,000,000
Interest in $298,000,000 repurchase agreement 0.20%, dated 7/31/09 under which Deutsche Bank will repurchase U.S. Government securities with various maturity dates from 3/15/10 to 10/1/20 for $298,004,967 on 8/03/09. The market value of the underlying securities at the end of the period was $300,980,232.	298,000,000	298,000,000

Total Repurchase Agreements (Cost $573,000,000)		573,000,000

Total Investments—100.0% (Cost $2,450,738,933)		2,450,738,933

Other Assets Less Liabilities—0.0% **		1,009,476

Total Net Assets—100.0%		$2,451,748,409

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Agency & Obligations	$—	$1,877,738,933	$—
Repurchase Agreements	—	573,000,000	—

Total	$—	$2,450,738,933	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB TAX-FREE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Principal Amount	Value
COMMERCIAL PAPER—6.3% (6)
MARYLAND—1.4%
Johns Hopkins University
0.35%, 10/15/09	$3,000,000	$3,000,000

NEW YORK—2.8%
New York State Power Authority, (JP Morgan LOC)
0.60%, 11/03/09	4,000,000	4,000,000
New York State, (Series 97-A), (Bayerische Landesbank)/(Landesbank Hessen-Thueringer)
0.50%, 8/14/09	2,000,000	2,000,000

Total New York		6,000,000

PENNSYLVANIA—2.1%
Montgomery County, PA, IDA, Mandatory Tender, (BNP Paribas LOC)
0.45%, 9/03/09	4,460,000	4,460,000

Total Commercial Paper (Cost $13,460,000)		13,460,000

SHORT-TERM MUNICIPAL BONDS—74.8% (4)
ALABAMA—2.8%
Mobile, AL, IDB, (Series B) Weekly VRDNs, Dock & Wharf Revenue (Holnam, Inc.)/(Wachovia Bank N.A., LOC)
0.26%, 8/05/09	4,000,000	4,000,000
Montgomery, AL, IDB, Pollution Control & Solid Waste Discount Note, Refunding Revenue Bonds, Daily VRDNs, (General Electric Company)
0.24%, 8/03/09	2,000,000	2,000,000

Total Alabama		6,000,000

COLORADO—1.2%
Colorado Educational & Cultural Facilities Authority, CO, Revenue Bonds (Series C-5) Daily VRDNs, (Milwaukee Jewish Foundation, Inc.)/(U.S. Bank NA, LOC)
0.38%, 8/03/09	2,500,000	2,500,000

CONNECTICUT—0.8%

Connecticut State, Health & Educational Facility Authority, Refunding Revenue Bonds (Series B) Weekly VRDNs, (Bradley Health Care, Inc.)/(Central Connecticut Senior Care, Inc.)/(Fleet National Bank CT, LOC)

0.31%, 8/05/09	1,800,000	1,800,000

GEORGIA—3.5%
De Kalb County, GA, MFH, Winterscreek Apartments, Weekly VRDNs, (FNMA COL)
0.37%, 8/05/09	2,600,000	2,600,000
Putnam County, GA, Development Authority Pollution Control, Revenue Bonds, Daily VRDNs, (Georgia Power Plant)
0.32%, 8/03/09	5,000,000	5,000,000

Total Georgia		7,600,000

INDIANA—2.0%
Hammond, IN, Pollution Control Revenue Bonds, Daily VRDNs, (Amoco Oil Co.)/(Obligated Group)
0.37%, 8/03/09	1,220,000	1,220,000
MT Vernon, IN, Pollution Control Revenue Bonds, Daily VRDNs, AMT (General Electric Co.)
0.29%, 8/03/09 (5)	3,000,000	3,000,000

Total Indiana		4,220,000

LOUISIANA—0.5%
Louisiana Public Facilities Authority, LA, Hospital Refunding Revenue Bonds (Series D) Daily VRDNs, (JP Morgan Chase Bank, LOC)/(Franciscan Missionaries)
0.38%, 8/03/09	1,000,000	1,000,000

MARYLAND—3.0%
Maryland State, Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A) Weekly VRDNs, (GO of INSTN)/(JP Morgan Chase Bank, LOC)/(Pooled Loan Program)
0.35%, 8/05/09	500,000	500,000
Maryland State, Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (GO of INSTN)/(JP Morgan Chase, LOC)/(Pooled Loan Program)
0.28%, 8/05/09	1,700,000	1,700,000
Maryland State, Health & Higher Educational Facilities Authority, (Series D) Weekly VRDNs, (Bank of America N.A., LOC)/(Pooled Loan Program)
0.37%, 8/06/09	901,000	901,000
Montgomery County, MD, Housing Opportunities Commission, Multi-Purpose Revenue Bonds (Series A) Weekly VRDNs, (PNC Bank N.A., LOC)
0.35%, 8/06/09	3,340,000	3,340,000

Total Maryland		6,441,000

MASSACHUSETTS—1.9%
Massachusetts Health & Educational Facilities Authority, Capital Asset Program, Revenue Bonds (Series M-2) Weekly VRDNs, (Fleet National Bank, LOC)
0.40%, 8/03/09	4,000,000	4,000,000

NEVADA—2.3%
Nevada Housing Division, NV, Multi-Unit Housing Revenue Bonds, AMT, (Series K) Weekly VRDNs, (U.S. Bank N.A./Federal Home Loan Bank LOC)
0.80%, 8/06/09 (5)	2,000,000	2,000,000
Nevada Housing Division, NV, Revenue Bonds, AMT, Weekly VRDNs, (Multi-Unit-Fremont Meadows)/(Federal Home Loan Bank, LOC)
0.53%, 8/06/09 (5)	3,035,000	3,035,000

Total Nevada		5,035,000

NEW HAMPSHIRE—2.2%
New Hampshire, HEFA, Refunding Revenue Bonds, Weekly VRDNs, (Dartmouth College)/(JP Morgan Chase Bank)
0.23%, 8/05/09	4,725,000	4,725,000

NEW YORK—15.4%
Long Island Power Authority, NY, Electric System Revenue (SubSeries 3B), Daily VRDNs, (West LB-LOC)
0.33%, 8/03/09	1,000,000	1,000,000
Metropolitan Transportation Authority, NY, Refunding Revenue Bond (Series G) Daily VRDNs, (BNP Paribas, LOC)
0.24%, 8/03/09	3,750,000	3,750,000
New York City, NY, IDA, Civic Facility Revenue Bonds, Weekly VRDNs, (Casa Project)/(National Center for Addiction/Substance)/(Chase Manhattan Bank)
0.28%, 8/06/09	2,275,000	2,275,000
New York City, NY, Industrial Development Agency, Revenue Bonds, (Series 1-A) Weekly VRDNs, (One Bryant Park LLC)/(Bank of America N.A./Citibank N.A., LOC)
0.40%, 8/05/09	2,700,000	2,700,000
New York City, NY, GO Bonds (Subseries F-4) Weekly VRDNs, (Landesbank Hessen-Thueringer, LOC)
0.28%, 8/05/09	1,475,000	1,475,000
New York City, NY, GO Bonds (Subseries H-2) Daily VRDNs, (Dexia Credit Local LOC)
0.38%, 8/03/09	4,850,000	4,850,000
New York City, NY, GO Bonds (Subseries A-5) Daily VRDNs, (KBC Bank N.V., LOC)
0.23%, 8/03/09	2,800,000	2,800,000
New York City, NY, GO Bonds (Subseries A-6) Weekly VRDNs, (Landesbank Baden Wurttemburgh, LOC)
0.32%, 8/05/09	1,375,000	1,375,000

New York City, NY, GO Bonds (Series I, Subseries I-4) Weekly VRDNs, (Bank of New York, LOC)
0.25%, 8/05/09	3,500,000	3,500,000
New York City, NY, GO Unlimited (Subseries A-7) Daily VRDNs, (AMBAC INS)/(Bank of Nova Scotia)
0.36%, 8/03/09	1,250,000	1,250,000
New York City, NY, GO Unlimited (SubSeries A-8) Daily VRDNs, (JP Morgan Chase)
0.23%, 8/03/09	3,200,000	3,200,000
New York City, NY, GO Unlimited (Subseries C-2) Weekly VRDNs, (Bayerische Landesbank, LOC)
0.28%, 8/05/09	2,410,000	2,410,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series F-2) Weekly VRDNs, (JP Morgan Chase Bank)
0.27%, 8/05/09	2,475,000	2,475,000

Total New York		33,060,000

NORTH CAROLINA—2.9%
Charlotte-Mecklenburg Hospital Authority, NC, Healthcare System, Revenue Bonds (Series D) Daily VRDNs, (Carolinas Healthcare System)/(Bank of America N.A. SPA)
0.28%, 8/03/09	2,500,000	2,500,000
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, Weekly VRDNs, (Peace College of Raleigh)/(Wachovia Bank N.A., LOC)
0.39%, 8/06/09	3,650,000	3,650,000

Total North Carolina		6,150,000

OHIO—0.9%
Geauga County, OH, Revenue Bonds (Series B) Daily VRDNs, (South Franklin Circle)/(Keybank N.A., LOC)
0.81%, 8/03/09	2,000,000	2,000,000

OREGON—0.5%
Oregon State, Health Housing Educational & Cultural Facilities Authority, Revenue Bonds (Series A) Weekly VRDNs, (Assumption Village LLC)/(Keybank N.A., LOC)
2.50%, 8/06/09	1,000,000	1,000,000

PENNSYLVANIA—26.2%
Allegheny County, PA, Higher Education Building Authority, Daily VRDNs, (Carnegie Mellon University)/ (Landesbank Hessen-Thueringen (GTD) SA)
0.32%, 8/03/09	3,500,000	3,500,000
Allentown, PA, Commercial and IDA, Daily VRDNs, (Diocese of Allentown)/(Wachovia Bank N.A., LOC)
0.34%, 8/03/09	2,000,000	2,000,000
Chester County, PA, Health & Education Facilities Authority, Health System Refunding Revenue Bonds (Series A) Weekly VRDNs, (Jefferson Health System)/(JP Morgan Chase Bank)
0.29%, 8/05/09	700,000	700,000
Delaware County, PA, IDA, (Series G) Weekly VRDNs, (General Electric Co.-GTD)
0.35%, 8/05/09	1,075,000	1,075,000
Erie County, PA, Hospital Authority, Health Facility Refunding Revenue Bonds (Series B) Weekly VRDNs, (St. Mary’s Home of Erie)/(Bank of America N.A., LOC)
0.39%, 8/05/09	2,000,000	2,000,000
Erie County, PA, Hospital Authority, Refunding Revenue Bonds, Daily VRDNs, (Hamot Health Foundation)/(PNC Bank N.A., LOC)
0.29%, 8/03/09	1,250,000	1,250,000
Geisinger Authority, PA, Health System Refunding Bonds (Series A) Daily VRDNs, (Geisinger Health System Foundation)/(Bank of America N.A.)
0.27%, 8/03/09	2,000,000	2,000,000
Lehigh County, PA, General Purpose Hospital Revenue, Refunding Bonds, (Series C) Daily VRDNs, (Lehigh Valley Health Network)/(Bank of America N.A., LOC)
0.35%, 8/03/09	2,000,000	2,000,000
Moon, PA, IDA, Refunding Revenue Bonds, Weekly VRDNs, (PNC Bank N.A., LOC)/(Executive Office Association Project)
0.35%, 8/06/09	1,900,000	1,900,000
New Castle, PA, Area Hospital Authority, Hospital Refunding Revenue Bonds, Weekly VRDNs, (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank N.A.)
0.60%, 8/05/09	3,650,000	3,650,000

Northampton County, PA, Higher Education Authority, Revenue Bonds (Series A) Weekly VRDNs, (Lehigh University)/(Wachovia Bank N.A.)
0.28%, 8/06/09	3,000,000	3,000,000
Pennsylvania, Economic Development Financing Authority, Manufacturing Facilities Revenue, Weekly VRDNs, AMT (Dodge Realty Partners LP)/(PNC Bank LOC)
0.55%, 8/06/09 (5)	3,000,000	3,000,000
Pennsylvania, Energy Development Authority, Revenue Bonds, Weekly VRDNs, AMT (Edensburg Power Company)/(Landesbank Hessen-Thueringen, LOC)
0.42%, 8/05/09 (5)	2,400,000	2,400,000
Pennsylvania State, Turnpike Commission (Series Q) Daily VRDNs, (West Deutsche Landes Gironzentrale/Bayerische Landesbank/Landesbank Baden Wurttemburgh, LIQ)
0.39%, 8/03/09	1,350,000	1,350,000
0.39%, 8/03/09	7,000,000	7,000,000
Pennsylvania State, Higher Education Facilities Authority, (Series B) Weekly VRDNs, (Drexel University)/(Landesbank Hessen-Thueringen, LOC)
0.49%, 8/06/09	5,645,000	5,645,000
Pennsylvania State, University, Revenue Bonds (Series A) Weekly VRDNs, (Pennsylvania State University)/(GO of University)/(West Deutsche Landesbank)
0.45%, 8/06/09	6,000,000	6,000,000
Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds (Series A2) Weekly VRDNs, (JP Morgan Chase 50%, Bank of Nova Scotia 50%, LOC)
0.28%, 8/06/09	1,000,000	1,000,000
Pittsburgh, PA, Water & Sewer Authority System, Refunding Revenue Bonds (Series B-1) Weekly VRDNs, (FSA INS)/(JP Morgan Chase Bank)
0.45%, 8/06/09	4,500,000	4,500,000
Westmoreland County, PA, IDA, Refunding Revenue Bonds (Series B) Weekly VRDNs, (Excela Health)/(Wachovia Bank N.A., LOC)
0.35%, 8/06/09	1,085,000	1,085,000
Westmoreland County, PA, IDA, Revenue Bonds (Series C) Weekly VRDNs, (Excela Health)/(Wachovia Bank N.A., LOC)
0.35%, 8/06/09	1,095,000	1,095,000

Total Pennsylvania		56,150,000

SOUTH CAROLINA—4.4%
Berkeley County, SC, Pollution Control Authority, Revenue Bonds, Daily VRDNs, (Amoco Chemical Co.)
0.28%, 8/03/09	4,950,000	4,950,000
North Charleston, SC, Certificate Participation, Refunding Bonds, Weekly VRDNs, (Public Facilities Convention)/(Bank of America N.A., LOC)
0.40%, 8/05/09	4,500,000	4,500,000

Total South Carolina		9,450,000

TENNESSEE—0.6%
Greeneville, TN, Industrial Development Board Refunding Revenue Bonds, Weekly VRDNs, (PET, Inc.)/(BNP Paribas, LOC)
0.60%, 8/06/09	1,285,000	1,285,000

TEXAS—0.6%
Gulf Coast Waste Disposal Authority, TX, Pollution Control, Refunding Revenue Bonds, Daily VRDNs, (Exxon Mobil Corporation)
0.17%, 8/03/09	1,200,000	1,200,000

UTAH—1.3%
Emery County, UT, Pollution Control Revenue, Weekly VRDNs, (Pacificorp)/(BNP Paribus, LOC)
0.38%, 8/05/09	1,800,000	1,800,000
Washington County-St George Interlocal Agency, UT, Lease Refunding Revenue Bonds, Weekly VRDNs, (Bank of America N.A., LOC)
0.40%, 8/06/09	1,100,000	1,100,000

Total Utah		2,900,000

WYOMING—1.8%
Lincoln County, WY, Pollution Control Revenue Bonds, Daily VRDNs, (Exxon Mobil Corp)
0.19%, 8/03/09	2,000,000	2,000,000
Sublette County, WY, Pollution Control Revenue Bonds, Daily VRDNs (Exxon Mobil Corp.)
0.19%, 8/03/09	1,900,000	1,900,000

Total Wyoming		3,900,000

Total Short-Term Municipal Bonds (Cost $160,416,000)		160,416,000

MUNICIPAL BONDS—18.7%
ILLINOIS—2.4%
Illinois State, CTFS, GO Unlimited Notes
4.00%, 4/26/10	5,000,000	5,105,317

MAINE—0.7%
Westbrook, ME, GO Limited, Refunding Notes, (FSA INS)
4.00%, 10/15/09	1,591,000	1,597,053

MASSACHUSETTS—0.8%
Town of Stoughton, MA, GO Limited Notes, BANs
2.50%, 5/14/10	1,785,000	1,803,653

NEW YORK—7.5%
Cheektowaga-Maryvale, NY, Union Free School District, GO Unlimited Refunding Notes, BANs (Series A), (State Aid Withholding)
3.00%, 12/22/09	4,540,000	4,560,093
Rockland County, NY, GO Unlimited Notes, TANs
2.00%, 3/09/10	5,000,000	5,025,294
Town of East Hampton, NY, GO Unlimited Notes, BANs (Series A)
2.50%, 12/29/09	2,500,000	2,510,108
Town of East Hampton, NY, GO Unlimited Notes, BANs (Series B)
2.50%, 8/27/09	1,500,000	1,500,524
Town of East Hampton, NY, GO Unlimited Notes, BANs
1.50%, 9/03/09	2,500,000	2,501,112

Total New York		16,097,131

OHIO—2.0%
Archbold Village, OH, GO Limited Notes, BANs
2.50%, 5/19/10	4,200,000	4,249,725

PENNSYLVANIA—0.9%
Allegheny County, PA, Industrial Development Authority, Revenue Bonds, Mandatory Tender, (Animal Friends, Inc. Project)/(PNC Bank N.A., LOC)
1.35%, 7/01/10	2,000,000	2,000,000

TEXAS—2.3%
Texas State, Cash Flow Management Public Improvements, TRANs
3.00%, 8/28/09	5,000,000	5,004,986

WISCONSIN—2.1%
Fond Du Lac, WI, Waterworks Revenue Notes, BANs
3.50%, 3/01/10	1,115,000	1,127,748
Holmen, WI, School District, GO Unlimited Refunding Notes, BANs (Series B)
3.60%, 12/01/09	3,250,000	3,264,860

Total Wisconsin		4,392,608

Total Municipal Bonds (Cost $40,250,473)		40,250,473

Total Investments—99.8% (Cost $214,126,473)		214,126,473

Other Assets Less Liabilities—0.2%		480,136

Total Net Assets—100.0%		$214,606,609

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Paper	$—	$13,460,000	$—
Short-Term Municipal Bonds	—	160,416,000	—
Municipal Bonds	—	40,250,473	—

Total	$—	$214,126,473	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Principal Amount	Value
COMMERCIAL PAPER—49.3% (6)
ASSET-BACKED SECURITIES—13.3%
Atlantis One Funding Corp.
0.30%, 10/15/09 (2)(3)	$39,000,000	$38,975,625
CAFCO LLC
0.40%, 9/03/09 (2)(3)	41,000,000	40,984,967
Ciesco LLC
0.38%, 10/01/09 (2)(3)	40,000,000	39,974,244
CRC Funding LLC
0.35%, 8/24/09 (2)(3)	42,000,000	41,990,608
FCAR Owner Trust Series I
1.10%, 8/13/09	40,000,000	39,985,333
Kitty Hawk Funding Corp.
0.50%, 8/13/09 (2)(3)	38,000,000	37,993,667

Total Asset-Backed Securities		239,904,444

DIVERSIFIED FINANCIAL SERVICES—13.3%
Citigroup Funding, Inc., TLGP, (FDIC)
0.30%, 8/03/09	101,000,000	100,998,516
General Electric Capital Corp.
0.30%, 10/30/09	100,000,000	99,925,000
HSBC Finance Corp.
0.42%, 8/21/09	39,000,000	38,990,900

Total Diversified Financial Services		239,914,416

ELECTRIC—4.4%
Southern Co Funding Corp.
0.23%, 9/09/09 (2)(3)	22,000,000	21,994,518
Southern Co.
0.23%, 9/09/09 (2)(3)	57,000,000	56,985,798

Total Electric		78,980,316

FOOD—4.3%
Nestle Capital Corp.
0.48%, 9/14/09 (2)(3)	40,000,000	39,976,533
0.48%, 1/25/10 (2)(3)	38,000,000	37,910,320

Total Food		77,886,853

OIL & GAS—4.8%
Chevron Funding Corp.
0.21%, 8/10/09	48,000,000	47,997,480
ConocoPhillips Qatar
0.25%, 9/21/09 (2)(3)	39,000,000	38,986,188

Total Oil & Gas		86,983,668

PHARMACEUTICALS—7.0%
Johnson & Johnson
0.35%, 10/01/09 (2)(3)	41,000,000	40,975,685
0.25%, 10/02/09 (2)(3)	41,000,000	40,982,347
Pfizer, Inc.
0.47%, 2/17/10 (2)(3)	45,000,000	44,882,500

Total Pharmaceuticals		126,840,532

SOFTWARE—2.2%
Microsoft Corp.
0.22%, 10/28/09 (2)(3)	40,000,000	39,978,489

Total Commercial Paper (Cost $890,488,718)		890,488,718

CORPORATE BONDS—1.5%
COMPUTERS—1.5%
Hewlett-Packard Co., Sr. Unsecured
0.69%, 9/15/09 (1) (Cost $26,757,877)	26,720,000	26,757,877

NOTES - VARIABLE—2.2%
FINANCE-AUTO LOANS—2.2%
Toyota Motor Credit Corp.
0.20%, 8/06/09 (Cost $39,998,889)	40,000,000	39,998,889

U.S. GOVERNMENT AGENCY & OBLIGATIONS—31.9%
FEDERAL FARM CREDIT BANK—5.6%
0.14%, 8/21/09 (1)	100,000,000	100,000,000

FEDERAL HOME LOAN BANK (FHLB)—2.8%
Series 1
0.54%, 10/05/09 (1)	50,000,000	49,993,424

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—9.7%
0.58%, 9/30/09 (1)	100,000,000	100,003,326
0.54%, 10/30/09 (1)	75,000,000	75,000,000

Total Federal Home Loan Mortgage Corporation		175,003,326

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—5.5%
0.30%, 1/04/10 (7)	100,000,000	99,870,000

U.S. TREASURY BILL—8.3%
0.22%, 8/06/09 (7)	150,000,000	149,995,417

Total U.S. Government Agency & Obligations (Cost $574,862,167)		574,862,167

REPURCHASE AGREEMENTS—15.1%
Interest in $100,000,000 repurchase agreement 0.20%, dated 7/31/09 under which Barclays Bank will repurchase a U.S. Government security maturing on 1/15/28 for $100,001,667 on 8/03/09. The market value of the underlying security at the end of the period was $101,000,059.	100,000,000	100,000,000
Interest in $172,000,000 repurchase agreement 0.20%, dated 7/31/09 under which Deutsche Bank will repurchase U.S. Government securities with various maturity dates from 12/15/09 to 8/21/17 for $172,002,867 on 8/03/09. The market value of the underlying securities at the end of the period was $173,720,762.	172,000,000	172,000,000

Total Repurchase Agreements (Cost $272,000,000)		272,000,000

Total Investments—100.0% (Cost $1,804,107,651)		1,804,107,651

Other Assets Less Liabilities—0.0% **		(243,526)

Total Net Assets—100.0%		$1,803,864,125

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Paper	$—	$890,488,718	$—
Corporate Bonds	—	26,757,877	—
Notes-Variable	—	39,998,889	—
U.S. Government Agency & Obligations	—	574,862,167	—
Repurchase Agreements	—	272,000,000	—

Total	$—	$1,804,107,651	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB PRIME MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Principal Amount	Value
COMMERCIAL PAPER—45.9% (6)
ASSET-BACKED SECURITIES—12.1%
Atlantis One Funding Corp.
0.30%, 10/15/09 (2)(3)	$11,000,000	$10,993,125
CAFCO LLC
0.40%, 9/03/09 (2)(3)	9,000,000	8,996,700
Ciesco LLC
0.38%, 10/01/09 (2)(3)	10,000,000	9,993,561
CRC Funding LLC
0.35%, 8/24/09 (2)(3)	8,000,000	7,998,211
FCAR Owner Trust Series I
1.10%, 8/13/09	10,000,000	9,996,334
Kitty Hawk Funding Corp.
0.50%, 8/13/09 (2)(3)	9,005,000	9,003,499

Total Asset-Backed Securities		56,981,430

DIVERSIFIED FINANCIAL SERVICES—12.7%
Citigroup Funding, Inc., TLGP, (FDIC)
0.30%, 8/03/09	24,000,000	23,999,650
General Electric Capital Corp.
0.30%, 10/30/09	25,000,000	24,981,251
HSBC Finance Corp.
0.42%, 8/21/09	11,000,000	10,997,433

Total Diversified Financial Services		59,978,334

ELECTRIC—4.5%
Southern Co Funding Corp.
0.23%, 9/09/09 (2)(3)	8,000,000	7,998,007
Southern Co.
0.23%, 9/09/09 (2)(3)	13,000,000	12,996,760

Total Electric		20,994,767

FOOD—4.7%
Nestle Capital Corp.
0.48%, 9/14/09 (2)(3)	10,000,000	9,994,133
0.48%, 1/25/10 (2)(3)	12,000,000	11,971,680

Total Food		21,965,813

OIL & GAS—4.9%
Chevron Funding Corp.
0.21%, 8/10/09	12,000,000	11,999,370
ConocoPhillips Qatar
0.25%, 9/21/09 (2)(3)	11,000,000	10,996,104

Total Oil & Gas		22,995,474

PHARMACEUTICALS—4.9%
Johnson & Johnson
0.35%, 10/01/09 (2)(3)	9,000,000	8,994,663
0.25%, 10/02/09 (2)(3)	9,000,000	8,996,125
Pfizer, Inc.
0.47%, 2/17/10 (2)(3)	5,000,000	4,986,944

Total Pharmaceuticals		22,977,732

SOFTWARE—2.1%
Microsoft Corp.
0.22%, 10/28/09 (2)(3)	10,000,000	9,994,622

Total Commercial Paper (Cost $215,888,172)		215,888,172

CORPORATE BONDS—1.5%
COMPUTERS—1.5%
Hewlett-Packard Co., Sr. Unsecured
0.69%, 9/15/09 (1) (Cost $7,009,923)	7,000,000	7,009,923

NOTES - VARIABLE—2.1%
FINANCE-AUTO LOANS—2.1%
Toyota Motor Credit Corp.
0.20%, 8/06/09 (Cost $9,999,722)	10,000,000	9,999,722

U.S. GOVERNMENT AGENCY & OBLIGATIONS—35.8%
FEDERAL FARM CREDIT BANK—4.2%
0.14%, 8/21/09 (1)	20,000,000	20,000,000

FEDERAL HOME LOAN BANK (FHLB)—7.2%
Series 1
0.54%, 10/05/09 (1)	33,825,000	33,820,551

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—8.5%
0.58%, 9/30/09 (1)	25,000,000	25,000,832
0.54%, 10/30/09 (1)	15,000,000	15,000,000

Total Federal Home Loan Mortgage Corporation		40,000,832

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—5.3%
0.30%, 1/04/10 (7)	25,000,000	24,967,500

U.S. TREASURY BILL—10.6%
0.22%, 8/06/09 (7)	50,000,000	49,998,472

Total U.S. Government Agency & Obligations (Cost $168,787,355)		168,787,355

REPURCHASE AGREEMENTS—14.9%
Interest in $35,000,000 repurchase agreement 0.20%, dated 7/31/09 under which Barclays Bank will repurchase a U.S. Government security maturing on 5/15/21 for $35,000,583 on 8/03/09. The market value of the underlying security at the end of the period was $35,350,017.	35,000,000	35,000,000
Interest in $35,000,000 repurchase agreement 0.20%, dated 7/31/09 under which Deutsche Bank will repurchase U.S. Government securities with various maturity dates from 8/31/09 to 2/16/17 for $35,000,583 on 8/03/09. The market value of the underlying securities at the end of the period was $35,351,049.	35,000,000	35,000,000

Total Repurchase Agreements (Cost $70,000,000)		70,000,000

Total Investments—100.2% (Cost $471,685,172)		471,685,172

Other Assets Less Liabilities—(0.2%)		(943,746)

Total Net Assets—100.0%		$470,741,426

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Paper	$—	$215,888,172	$—
Corporate Bonds	—	7,009,923	—
Notes-Variable	—	9,999,722	—
U.S. Government Agency & Obligations	—	168,787,355	—
Repurchase Agreements	—	70,000,000	—

Total	$—	$471,685,172	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB NEW YORK TAX-FREE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Principal Amount	Value
COMMERCIAL PAPER—4.9% (6)
NEW YORK—4.9%
New York State Power Authority, (JP Morgan LOC)
0.60%, 11/03/09	$5,000,000	$5,000,000
New York State, (Series 97-A), (Bayerische Landesbank)/(Landesbank Hessen-Thueringer)
0.50%, 8/14/09	4,000,000	4,000,000

Total Commercial Paper (Cost $9,000,000)		9,000,000

SHORT-TERM MUNICIPAL BONDS—71.7% (4)
NEW YORK—71.7%
Albany, NY, IDA, Housing Revenue, AMT (Series A) Weekly VRDNs, (South Mall Towers Project)/(FANNIE MAE)
0.35%, 8/06/09 (5)	2,700,000	2,700,000
Dutchess County, NY, IDA, (Series A) Weekly VRDNs, (Marist College)/(JP Morgan Chase Bank, LOC)
0.30%, 8/06/09	1,500,000	1,500,000
Dutchess County, NY, IDA, Weekly VRDNs, (Trinity-Pawling School Corp.)/(PNC Bank, N.A., LOC)
0.35%, 8/06/09	2,400,000	2,400,000
Long Island Power Authority, NY, Electric System Revenue (Subseries 3B), Daily VRDNs, (West LB-LOC)
0.33%, 8/03/09	3,200,000	3,200,000
Metropolitan Transportation Authority, NY, Refunding Revenue Bond (Series G) Daily VRDNs, (BNP Paribas, LOC)
0.24%, 8/03/09	2,335,000	2,335,000
New York City, NY, IDA, Civic Facility Revenue Bonds, Weekly VRDNs, (Casa Project)/(National Center for Addiction/Substance)/(Chase Manhattan Bank)
0.28%, 8/06/09	700,000	700,000
New York City, NY, Industrial Development Agency, Revenue Bonds, (Series A) Weekly VRDNs, (One Bryant Park LLC)/(Bank of America N.A./Citibank N.A., LOC)
0.40%, 8/05/09	5,000,000	5,000,000
New York City, NY, GO Bonds (Series F-6) Weekly VRDNs, (Morgan Guarantee Trust, LOC)
0.30%, 8/05/09	1,825,000	1,825,000
New York City, NY, GO Bonds (Series H-2) Daily VRDNs, (Dexia Credit Local LOC)
0.38%, 8/03/09	10,335,000	10,335,000
New York City, NY, GO Bonds (Subseries A-4) Daily VRDNs, (Landesbank Baden Wurttemburgh, LOC)
0.35%, 8/03/09	4,395,000	4,395,000
New York City, NY, GO Bonds (Subseries A-5) Daily VRDNs, (KBC Bank N.V., LOC)
0.23%, 8/03/09	3,600,000	3,600,000
0.23%, 8/03/09	5,100,000	5,100,000
New York City, NY, GO Bonds (Subseries A-5) Weekly VRDNs, (Bank of Nova Scotia, LOC)
0.30%, 8/05/09	1,350,000	1,350,000
New York City, NY, GO Bonds (Subseries A-6) Weekly VRDNs, (Landesbank Baden-Wurttemburgh, LOC)
0.32%, 8/05/09	5,125,000	5,125,000
New York City, NY, GO Unlimited (Series B-Subseries B8) Weekly VRDNs, (Bayerische Landesbank, LOC)
0.28%, 8/05/09	3,200,000	3,200,000
New York City, NY, GO Unlimited (Series I-Subseries I-3) Daily VRDNs, (Bank of America N.A., LOC)
0.33%, 8/03/09	5,650,000	5,650,000
New York City, NY, GO Unlimited (Subseries A-10) Daily VRDNs, (Morgan Guaranty Trust, LOC)
0.24%, 8/03/09	3,000,000	3,000,000

New York City, NY, GO Unlimited (Subseries A-7) Daily VRDNs, (AMBAC INS)/(Bank of Nova Scotia)
0.36%, 8/03/09	2,150,000	2,150,000
New York City, NY, GO Unlimited (Subseries A-8) Daily VRDNs, (JP Morgan Chase Bank, LOC)
0.23%, 8/03/09	1,200,000	1,200,000
New York City, NY, GO Unlimited (Subseries B-2) Daily VRDNs, (Morgan Guaranty Trust)
0.24%, 8/03/09	4,500,000	4,500,000
New York City, NY, GO Unlimited (Subseries C-2) Weekly VRDNs, (Bayerische Landesbank, LOC)
0.28%, 8/05/09	3,000,000	3,000,000
New York City, NY, GO Unlimited (Subseries E-2) Daily VRDNs, (JP Morgan Chase Bank LOC)
0.30%, 8/03/09	2,450,000	2,450,000
New York City, NY, GO Unlimited (Subseries H-1) Daily VRDNs, (Bank of New York, LOC)
0.30%, 8/03/09	1,770,000	1,770,000
New York City, NY, GO Unlimited (Subseries H-4) Daily VRDNs, (Bank of New York, LOC)
0.23%, 8/03/09	10,350,000	10,350,000
New York City, NY, GO Unlimited (Subseries L-3) Daily VRDNs, (Bank of America N.A., SPA)
0.33%, 8/03/09	2,500,000	2,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, (Series C) Daily VRDNs, (Dexia Credit Local Finance, SPA)
0.36%, 8/03/09	2,000,000	2,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, (Series F-1) Daily VRDNs, (Dexia Credit Local)
0.55%, 8/03/09	3,800,000	3,800,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series F-2) Weekly VRDNs, (JP Morgan Chase Bank)
0.27%, 8/05/09	1,200,000	1,200,000
New York City, NY, Transitional Finance Authority (Series A-2) Weekly VRDNs, (Bank of Nova Scotia)
0.23%, 8/05/09	1,800,000	1,800,000
New York State Energy Research & Development Authority, Revenue Bonds (Subseries A-1) Weekly VRDNs, (Consolidated Edison Co.)/(Wachovia Bank N.A., LOC)
0.28%, 8/05/09	7,000,000	7,000,000
New York State Housing Finance Agency, Revenue Bonds, (Series A) Weekly VRDNs, (Historic Front Street/Yarrow LLC)/(Landesbank Hessen-Thueringer, LOC)
0.32%, 8/05/09	5,000,000	5,000,000
New York State Local Government Assistance Corp., (Series B) Weekly VRDNs, (GO of Corp.)/(Westdeutsche Landesbank/Bayerische Landesbank, LOC)
0.40%, 8/05/09	3,900,000	3,900,000
New York State Local Government Assistance Corp., Revenue Bonds (Series A) Weekly VRDNs, (GO of Corp.)/(Bayerische Landesbank/Westdeutsche Landesbank, LOC)
0.28%, 8/05/09	900,000	900,000
New York State Local Government Assistance Corp., Revenue Bonds (Series G) Weekly VRDNs, (Bank of Nova Scotia, LOC)
0.25%, 8/05/09	4,700,000	4,700,000
New York State, HFA Revenue Bond, AMT (Series 2005-A) Weekly VRDNs, (L&M 93rd Street LLC)/(Landesbank Hessen-Thueringer, LOC)
0.35%, 8/05/09 (5)	5,000,000	5,000,000
New York State, HFA, Service Contract, Revenue Bonds, (Series B) Weekly VRDNs, (BNP Paribas, LOC)
0.28%, 8/05/09	3,700,000	3,700,000
Ontario County, NY, IDA, (Series A) Weekly VRDNs, (Frederick Ferris Thompson Hospital)/(Key Bank of New York, LOC)
2.75%, 8/05/09	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds (Subseries B-4) Weekly VRDNs, (GO of Authority)/(Landesbank Baden Wurttemburgh, LIQ)
0.50%, 8/06/09	1,100,000	1,100,000

Total Short-Term Municipal Bonds (Cost $131,435,000)		131,435,000

MUNICIPAL BONDS—23.2%
MASSACHUSETTS—2.4%
Town of Holyoke, MA, GO Limited Notes, BANs
2.50%, 5/28/10	4,297,000	4,347,760

NEW YORK—19.0%
Campbell-Savona, NY, Central School District, GO Unlimited BANs, (State Aid Withholding)
5.00%, 11/19/09	2,000,000	2,015,265
Kendall Central School District, NY, GO Unlimited Notes, BANs, (State Aid Withholding)
1.75%, 6/24/10	3,478,735	3,485,048
La Fargeville Central School District, NY, GO Unlimited Notes, BANs, (State Aid Withholding)
2.25%, 7/09/10	1,500,000	1,512,481
Lafayette Central School District, NY, GO Unlimited Notes, BANs, (State Aid Withholding)
1.50%, 7/14/10	4,500,000	4,510,523
Moriah, NY, Central School District, GO Unlimited BANs, (State Aid Withholding)
3.38%, 9/25/09	3,112,000	3,114,812
New York City, NY, Transitional Finance Authority, Revenue Bonds (Series A), (Future Tax Secured)/(National Reinsurance-IBC)/(PRF 8/15/09 @ 101)
5.75%, 8/15/24	1,300,000	1,349,236
Penfield Central School District, NY, GO Unlimited Bonds, (Assured Guaranty State Aid Withholding)
3.00%, 6/15/10	1,000,000	1,017,292
Rockland County, NY, GO Unlimited Notes, RANs
2.50%, 3/09/10	4,000,000	4,029,756
Rockland County, NY, GO Unlimited Notes, TANs
2.00%, 3/09/10	3,000,000	3,012,492
Sherrill, NY, City School District, GO Unlimited BANs, (State Aid Withholding)
4.38%, 8/21/09	3,444,000	3,447,857
Tarrytown NY, GO Unlimited Notes, BANs
2.50%, 11/13/09	1,438,000	1,442,057
Town of East Hampton, NY, GO Unlimited Notes, BANs (Series A)
2.50%, 12/29/09	2,500,000	2,510,108
Town of East Hampton, NY, GO Unlimited Notes, BANs (Series B)
2.50%, 8/27/09	1,000,000	1,000,349
Town of East Hampton, NY, GO Unlimited Notes, BANs
1.50%, 9/03/09	2,500,000	2,501,112

Total New York		34,948,388

WISCONSIN—1.8%
Holmen, WI, School District, GO Unlimited Refunding Notes, BANs (Series B)
3.60%, 12/01/09	3,250,000	3,264,860

Total Municipal Bonds (Cost $42,561,008)		42,561,008

Total Investments—99.8% (Cost $182,996,008)		182,996,008

Other Assets Less Liabilities—0.2%		422,526

Total Net Assets—100.0%		$183,418,534

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Paper	$—	$9,000,000	$—
Short-Term Municipal Bonds	—	131,435,000	—
Municipal Bonds	—	42,561,008	—

Total	$—	$182,996,008	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Principal Amount	Value
COMMERCIAL PAPER—2.2% (6)
PENNSYLVANIA—2.2%
Montgomery County, PA, IDA, Mandatory Tender, (BNP Paribas LOC)
0.45%, 9/03/09 (Cost $1,000,000)	$1,000,000	$1,000,000

SHORT-TERM MUNICIPAL BONDS—74.1% (4)
PENNSYLVANIA—74.1%
Allegheny County, PA, Higher Education Building Authority, Daily VRDNs, (Carnegie Mellon University)/ (Landesbank Hessen-Thueringen (GTD) SA)
0.32%, 8/03/09	2,050,000	2,050,000
Allentown, PA, Commercial and IDA, Daily VRDNs, (Diocese of Allentown)/(Wachovia Bank N.A., LOC)
0.34%, 8/03/09	2,450,000	2,450,000
Beaver County, PA, IDA, Refunding Revenue Bonds, Weekly VRDNs, (Atlantic Richfield-GTD)/(BP Plc GTD)
0.41%, 8/05/09	2,000,000	2,000,000
Butler County, PA, Industrial Development Authority, Revenue Bonds, Weekly VRDNs, (Wetterau Finance Co Project/Supervalu, Inc.)/(U.S. Bank NA, LOC)
0.35%, 8/06/09	775,000	775,000
Chester County, PA, Health & Education Facilities Authority, Health System Refunding Revenue Bonds (Series A) Weekly VRDNs, (Jefferson Health System)/(JP Morgan Chase Bank)
0.29%, 8/05/09	1,000,000	1,000,000
Chester County, PA, Health & Education Facilities Authority, Revenue Bonds (Series A) Weekly VRDNs, (Barclay Friends)/(Wachovia Bank N.A., LOC)
0.54%, 8/05/09	300,000	300,000
Chester County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (Archdiocese of Philadelphia)/(Wachovia Bank, LOC)
0.34%, 8/03/09	1,900,000	1,900,000
Delaware County, PA, IDA Refunding Revenue Bonds (Series G) Weekly VRDNs, (General Electric Capital Corp.)
0.35%, 8/05/09	700,000	700,000
Delaware County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (United Parcel Services, Inc.)
0.22%, 8/03/09	1,900,000	1,900,000
Delaware County, PA, IDA, Revenue Bonds (Series G) Weekly VRDNs, (Rest Recovery Facility)/(General Electric Capital Corp.)
0.35%, 8/05/09	1,580,000	1,580,000
Erie County, PA, Hospital Authority Refunding Revenue Bonds, Daily VRDNs, (Hamot Health Foundation)/(PNC Bank N.A., LOC)
0.29%, 8/03/09	1,160,000	1,160,000
Erie County, PA, Hospital Authority, Health Facility Refunding Revenue Bonds (Series B) Weekly VRDNs, (St. Mary’s Home of Erie)/(Bank of America N.A., LOC)
0.39%, 8/05/09	1,135,000	1,135,000
Geisinger Authority, PA, Health System Refunding Bonds (Series A) Daily VRDNs, (Geisinger Health System Foundation)/(Bank of America N.A.)
0.27%, 8/03/09	440,000	440,000
Indiana County, PA, IDA, Revenue Bonds (Series A) Daily VRDNs, AMT (Exelon Generation Co. LLC)/(BNP Paribas, LOC)
0.32%, 8/03/09 (5)	1,900,000	1,900,000
Lancaster County, PA, Hospital Authority Revenue Bonds, Daily VRDNs, (Bank of America N.A. LOC)/(Lancaster General Hospital)
0.39%, 8/03/09	1,200,000	1,200,000

Lehigh County, PA, General Purpose Hospital Revenue, Refunding Bonds, (Series C) Daily VRDNs, (Lehigh Valley Health Network)/(Bank of America N.A., LOC)
0.35%, 8/03/09	200,000	200,000
Moon IDA, PA, Industrial Development Refunding Revenue Bonds, Weekly VRDNs, (PNC Bank N.A., LOC)/(Executive Office Association Project)
0.35%, 8/06/09	1,000,000	1,000,000
New Castle, PA, Area Hospital Authority, Hospital Refunding Revenue Bonds, Weekly VRDNs, (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank N.A.)
0.60%, 8/05/09	960,000	960,000
Pennsylvania Energy Development Authority, Revenue Bonds, Weekly VRDNs, AMT (Edensburg Power Company)/(Landesbank Hessen-Thueringen, LOC)
0.42%, 8/05/09 (5)	1,000,000	1,000,000
Pennsylvania State Turnpike Commission (Series Q) Daily VRDNs, (West Deutsche Landes Gironzentrale/Bayerische Landesbank/Landesbank Baden Wurttemburgh, LIQ)
0.39%, 8/03/09	1,000,000	1,000,000
Pennsylvania State, Higher Education Facilities Authority, (Series B) Weekly VRDNs, (Drexel University)/(Landesbank Hessen-Thueringen, LOC)
0.49%, 8/06/09	1,260,000	1,260,000
Pennsylvania State, Higher Education Facilities Authority, Revenue Bonds (Series I2) Weekly VRDNs, (Mercyhurst College)/(Associated Independent Colleges)/(PNC Bank N.A.)
0.35%, 8/06/09	595,000	595,000
Pennsylvania State, University, Revenue Bonds (Series A) Weekly VRDNs, (Pennsylvania State University)/(GO of University)/(West Deutsche Landesbank),
0.45%, 8/06/09	2,300,000	2,300,000
Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds (Series A2) Weekly VRDNs, (JP Morgan Chase 50%, Bank of Nova Scotia 50%, LOC)
0.28%, 8/06/09	2,650,000	2,650,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Refunding Bonds (Series A) Daily VRDNs, (Childrens Hospital Philadelphia)/(Fleet National Bank)
0.30%, 8/03/09	300,000	300,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Revenue, Refunding Bonds, (Series A) Daily VRDNs, (Childrens Hospital Project)/(JP Morgan Chase Bank, SPA)
0.30%, 8/03/09	500,000	500,000
Philadelphia, PA, IDA Revenue Bonds, Daily VRDNs, (Newcourtland Elder Services)/(PNC Bank N.A., LOC)
0.29%, 8/03/09	500,000	500,000
Pittsburgh, PA, Water & Sewer Authority System, Refunding Revenue Bonds (Series B-1) Weekly VRDNs, (FSA INS)/(JP Morgan Chase Bank)
0.45%, 8/06/09	1,500,000	1,500,000

Total Short-Term Municipal Bonds (Cost $34,255,000)		34,255,000

MUNICIPAL BONDS—22.7%
NEW YORK—6.3%
Campbell-Savona, NY, Central School District, GO Unlimited BANs, (State Aid Withholding)
5.00%, 11/19/09	1,400,000	1,410,685
New York City, NY, Transitional Finance Authority Revenue Bonds (Series A), (Future Tax Secured)/(PRF 8/15/09 @ 101)
5.75%, 8/15/18	1,500,000	1,517,057

Total New York		2,927,742

PENNSYLVANIA—13.1%
Allegheny County, PA, Industrial Development Authority, Revenue Bonds, Mandatory Tender, (Animal Friends, Inc. Project)/(PNC Bank N.A., LOC)
1.35%, 7/01/10	1,370,000	1,370,000
Daniel Boone, PA, Area School District, GO Limited, (State Aid Withholding)
3.00%, 8/15/09	620,000	620,246
Dover Township, PA, Sewer Authority, Refunding Revenue Bonds (Series A), (Municipal Government GTD)
2.00%, 11/01/09	740,000	740,550

Forest Hills, PA, School District Refunding Revenue Bonds, GO Limited, (Assured Guaranty State Aid Withholding)
3.00%, 11/15/09	960,000	965,550
Lebanon, PA, School District, GO Limited Refunding Bonds, (Series AA), (FSA State Aid Withholding)
2.00%, 6/15/10	1,735,000	1,747,730
State Public School Building Authority, PA, College Revenue Bonds (Series A), (Harrisburg Area Community College)/(FSA INS)
4.00%, 10/01/09	605,000	607,093

Total Pennsylvania		6,051,169

WISCONSIN—3.3%
Holmen, WI, School District, GO Unlimited Refunding Notes, BANs (Series B)
3.60%, 12/01/09	1,500,000	1,506,859

Total Municipal Bonds (Cost $10,485,770)		10,485,770

Total Investments—99.0% (Cost $45,740,770)		45,740,770

Other Assets Less Liabilities—1.0%		485,981

Total Net Assets—100.0%		$46,226,751

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Paper	$—	$1,000,000	$—
Short-Term Municipal Bonds	—	34,255,000	—
Municipal Bonds	—	10,485,770	—

Total	$—	$45,740,770	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

The categories of investments are shown as a percentage of total net assets at July 31, 2009.

(1)	Floating rate note with current rate and next reset date shown.

(2)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Value	Percentage of Total Net Assets
MTB Money Market Fund
Atlantis One Funding Corp.	7/22/2009	$38,972,375	$38,975,625
CAFCO LLC	6/11/2009	40,961,733	40,984,967
Ciesco LLC	7/7/2009	39,963,689	39,974,244
ConocoPhillips Qatar	7/21/2009	38,983,208	38,986,188
CRC Funding, LLC	5/28/2009	41,964,067	41,990,608
Johnson & Johnson	4/2/2009	40,927,453	40,975,685
Johnson & Johnson	6/10/2009	40,967,542	40,982,347
Kitty Hawk Funding Corp.	4/24/2009	37,941,417	37,993,667
Microsoft Corp.	7/7/2009	39,972,378	39,978,489
Nestle Capital Corp.	3/16/2009	39,902,933	39,976,533
Nestle Capital Corp.	5/19/2009	37,872,827	37,910,320
Pfizer, Inc.	5/28/2009	44,844,313	44,882,500
Southern Co Funding Corp.	7/29/2009	21,994,097	21,994,518
Southern Co.	7/29/2009	56,985,069	56,985,798
			562,591,489	31.2%
MTB Prime Money Market Fund
Atlantis One Funding Corp.	7/22/2009	10,992,208	10,993,125
CAFCO LLC	6/11/2009	8,991,600	8,996,700
Ciesco LLC	7/7/2009	9,990,922	9,993,561
ConocoPhillips Qatar	7/21/2009	10,995,264	10,996,104
CRC Funding, LLC	5/28/2009	7,993,156	7,998,211
Johnson & Johnson	4/2/2009	8,984,075	8,994,663
Johnson & Johnson	6/10/2009	8,992,875	8,996,125
Kitty Hawk Funding	4/24/2009	8,991,117	9,003,499
Microsoft Corp.	7/7/2009	9,993,094	9,994,622
Nestle Capital Corp.	3/16/2009	9,975,733	9,994,133
Nestle Capital Corp.	5/19/2009	11,959,840	11,971,680
Pfizer, Inc.	5/28/2009	4,982,701	4,986,944
Southern Co Funding Corp.	7/29/2009	7,997,853	7,998,007
Southern Co.	7/29/2009	12,996,595	12,996,760
			133,914,134	28.5%

(3)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2009, these liquid restricted securities were as follows:

Fund	Amount	Percentage of Total Net Assets
MTB Money Market Fund	$562,591,489	31.2%
MTB Prime Money Market Fund	133,914,134	28.5%

(4)	Current rate and next reset date shown for Variable Rate Demand Notes.

(5)	At July 31, 2009, 6.3% of the total investments at market value were subject to the federal alternative minimum tax for MTB Pennsylvania Tax-Free Money Market Fund, 4.2% for MTB New York Tax-Free Money Market Fund, and 6.3% for MTB Tax-Free Money Market Fund.

(6)	Discount rate at time of purchase.

(7)	Zero coupon security. The rate shown reflects the effective yield at purchase date.

**	Represents less than 0.1%.

The following acronyms are used throughout this report:

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax

BANs – Bond Anticipation Notes

COL – Collateralized

FDIC – Federal Deposit Insurance Corporation

FSA – Financial Security Assurance

GO – General Obligations

GTD – Guaranteed

HEFA – Health and Education Facilities Authority

HFA – Housing Finance Agency

IDA – Industrial Development Authority

IDB – Industrial Development Board

INS – Insured

INSTN – Institution

LIQ – Liquidity Agreement

LOC(s) – Letter(s) of Credit

MFH – Multi-Family Housing

PRF – Prerefunded

RANs – Revenue Anticipation Notes

TANs – Tax and Anticipation Notes

TRANs – Tax and Revenue Anticipation Notes

TLGP – Temporary Liquidity Guarantee Program

VRDNs – Variable Rate Demand Notes

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Funds’ audited Annual Report or Semi-Annual Report. These reports include additional information about the Funds’ security valuation policies and about certain security types invested in by the Funds.

Cost of investments for Federal income tax purposes in substantially the same as for financial statement purposes. The following amounts apply as of July 31, 2009:

Fund	Cost of Investments
U.S. Treasury Money Market Fund	$1,097,147,880
U.S. Government Money Market Fund	2,450,738,933
Tax-Free Money Market Fund	214,126,473
Money Market Fund	1,804,107,651
Prime Money Market Fund	471,685,172
New York Tax-Free Money Market Fund	182,996,008
Pennsylvania Tax-Free Money Market Fund	45,740,770

MTB SHORT DURATION GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—72.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—38.0%
Series 2580-JB
4.00%, 12/15/16	$2,566,918	$2,613,859
Series 2617-GB
4.00%, 6/15/16	1,006,459	1,031,034
Series 2617-GW
3.50%, 6/15/16	502,760	504,512
Series 2640-TL
4.00%, 11/15/26	1,956,918	1,990,941
Series 2765-JH
3.00%, 5/15/19	370,812	374,380
Series 2866-WN
4.50%, 1/15/24	1,793,059	1,806,780
Series 3062-LU
5.50%, 10/15/16	5,971,234	6,274,438
Series 3074-BG
5.00%, 9/15/33	5,000,000	5,168,472
Series 3081-CB
5.00%, 5/15/21	5,000,000	5,178,247
Series 3196-PA
5.25%, 8/15/11	5,404,418	5,557,628

Total Federal Home Loan Mortgage Corporation		30,500,291

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—11.4%
Series 1992-43-E
7.50%, 4/25/22	27,164	27,710
Series 2002-94-MC
5.00%, 8/25/15	658,183	668,849
Series 2004-55-LA
4.50%, 6/25/21	7,735,353	7,761,585
Series 2004-70-BC
4.50%, 1/25/16	725,042	732,019

Total Federal National Mortgage Association		9,190,163

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—23.4%
Series 2003-101-BE
4.50%, 2/20/29	130,165	130,527
Series 2003-10-PV
5.50%, 1/20/14	5,761,259	6,032,052
Series 2004-26-HJ
4.00%, 6/16/27	82,343	82,564
Series 2004-62-PA
4.50%, 6/20/28	486,990	488,220
Series 2004-65-PA
4.50%, 9/20/32	1,876,522	1,925,150
Series 2005-20 VA
5.00%, 6/16/16	4,714,475	4,901,717
Series 2005-44-PC
5.00%, 12/20/33	5,126,813	5,278,802

Total Government National Mortgage Association		18,839,032

Total Collateralized Mortgage Obligations (Cost $57,013,064)		58,529,486

GOVERNMENT AGENCIES—15.1%
BANKS—6.3%
GMAC, Inc., FDIC Guaranteed
2.20%, 12/19/12	5,000,000	5,017,806

FEDERAL HOME LOAN BANK (FHLB)—5.1%
3.38%, 10/20/10	4,000,000	4,135,599

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—3.7%
1.75%, 8/10/12	3,000,000	2,998,143

Total Government Agencies (Cost $11,989,194)		12,151,548

MORTGAGE-BACKED SECURITIES—0.2%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—0.1%
Pool 521605
9.00%, 6/01/22	72,206	78,372

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—0.1%
Pool 203632
8.50%, 2/15/17	5,404	5,800
Pool 306066
8.50%, 7/15/21	9,994	10,946
Pool 307983
8.50%, 7/15/21	57,221	62,669
Pool 341948
8.50%, 1/15/23	18,961	20,517

Total Government National Mortgage Association		99,932

Total Mortgage-Backed Securities (Cost $173,262)		178,304

U.S. TREASURY—6.2%
U.S. TREASURY NOTE—6.2%
0.37%, 3/11/10 (12)
(Cost $4,988,561)	5,000,000	4,991,385

CORPORATE BONDS—5.7%
BANKS—3.2%
Bank of America Corp., Unsecured
6.50%, 8/01/16	2,500,000	2,547,789

DIVERSIFIED FINANCIAL SERVICES—2.5%
Citigroup Funding, Inc., FDIC Guaranteed
2.25%, 12/10/12	2,000,000	2,006,812

Total Corporate Bonds (Cost $4,488,133)		4,554,601

	Number of Shares
MONEY MARKET FUND—2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.14% (7) (Cost $2,021,134)	2,021,134	2,021,134

Total Investments—102.5% (Cost $80,673,348)		82,426,458

Other Assets Less Liabilities—(2.5%)		(1,980,470)

Total Net Assets—100.0%		$80,445,988

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $1,753,110. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,771,606 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,496.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Collateralized Mortgage Obligations	$—	$58,529,486	$—
Corporate Bonds	—	4,554,601	—
Mortgage-Backed Securities	—	178,304	—
Government Agencies	—	12,151,548	—
U.S. Treasury	—	4,991,385	—
Money Market Fund	2,021,134	—	—

Total	$2,021,134	$80,405,324	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB SHORT-TERM CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE—0.0% **
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—0.0% **
Pool 399251
5.07%, 8/03/09 (1) (Cost $74)	$74	$76

ASSET-BACKED SECURITIES—4.7%
FINANCIAL SERVICES—4.7%
BMW Vehicle Lease Trust, Series 2009-1, Class A2
2.04%, 4/15/11	1,000,000	1,003,700
Daimler Chrysler Auto Trust, Series 2008-B, Class A2A
3.81%, 7/08/11	581,528	586,366
Ford Credit Auto Owner Trust, Series 2007-B, Class A2A
5.26%, 6/15/10	57,811	57,920
Honda Auto Receivables Owner Trust, Series 2009-3, Class A2
1.50%, 8/15/11	1,000,000	994,567
Nissan Auto Lease Trust, Series 2009-A, Class A2
2.01%, 4/15/11	1,000,000	999,725

Total Asset-Backed Securities (Cost $3,639,166)		3,642,278

COLLATERALIZED MORTGAGE OBLIGATIONS—5.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—3.6%
Series 1920-Class H
7.00%, 1/15/12	105,027	110,125
Series 2587-Class WG
4.50%, 8/15/15	159,869	160,932
Series 2643-Class LB
4.50%, 7/15/16	948,397	980,421
Series 2716-Class UA
4.50%, 7/15/20	922,584	951,888
Series 2798-Class J
4.50%, 4/15/17	578,183	597,126

Total Federal Home Loan Mortgage Corporation		2,800,492

WHOLE LOAN—1.4%
GSR Mortgage Loan Trust, Series 2006-2F, Class 2A15
5.75%, 2/25/36	942,389	826,678
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8
4.75%, 11/25/18	226,095	222,830

Total Whole Loan		1,049,508

Total Collateralized Mortgage Obligations (Cost $3,845,505)		3,850,000

COMMERCIAL PAPER—21.0% (6)
ASSET-BACKED SECURITIES—6.4%
Ciesco LLC
0.20%, 8/03/09 (2)(3)	1,000,000	999,982
Edison Asset Securitization Co., LLC
0.38%, 8/17/09 (2)(3)	1,000,000	999,823
Falcon Asset Securitization Co., LLC
0.23%, 8/19/09 (2)(3)	1,000,000	999,879
FCAR Owner Trust Series I
0.95%, 8/03/09	1,000,000	999,921

Kitty Hawk Funding Corp.
0.25%, 8/10/09 (2)(3)	957,000	956,934

Total Asset-Backed Securities		4,956,539

BEVERAGES—2.1%
Coca Cola Co.
0.15%, 8/17/09 (2)(3)	1,000,000	999,929
PepsiCo, Inc.
0.10%, 8/03/09 (2)(3)	651,000	650,995

Total Beverages		1,650,924

DIVERSIFIED FINANCIAL SERVICES—1.3%
Atlantis One Funding Corp.
0.17%, 8/05/09 (2)(3)	1,000,000	999,976

ELECTRIC—3.2%
Consolidated Edison Co.
0.40%, 8/03/09 (2)(3)	500,000	499,983
FPL Group Capital, Inc.
0.19%, 8/10/09 (2)(3)	1,000,000	999,947
Southern Co.
0.20%, 8/17/09 (2)(3)	1,000,000	999,906

Total Electric		2,499,836

FOOD—1.0%
Kraft Foods, Inc.
0.18%, 8/03/09	756,000	755,989

HOUSEHOLD PRODUCTS—1.3%
Clorox Company
0.32%, 8/03/09 (2)(3)	1,000,000	999,973

MISCELLANEOUS MANUFACTURING—1.9%
General Electric Co.
0.20%, 8/27/09	750,000	749,888
Honeywell International, Inc.
0.15%, 8/27/09	750,000	749,915

Total Miscellaneous Manufacturing		1,499,803

OIL & GAS—0.6%
ConocoPhillips Qatar
0.18%, 8/10/09 (2)(3)	500,000	499,975

OIL & GAS FIELD SERVICES—1.3%
Devon Energy Corp.
0.30%, 8/07/09 (2)(3)	1,000,000	999,942

PHARMACEUTICALS—1.9%
Johnson & Johnson
0.14%, 8/10/09 (2)(3)	1,500,000	1,499,942

Total Commercial Paper (Cost $16,363,018)		16,362,899

CORPORATE BONDS—62.3%
AEROSPACE & DEFENSE—2.9%
BAE Systems Holdings, Inc., Company Guaranteed
4.75%, 8/15/10 (2)(3)	1,000,000	1,015,522
Boeing Co., Sr. Unsecured
3.50%, 2/15/15	700,000	703,530
United Technologies Corp., Sr. Unsecured
4.38%, 5/01/10	500,000	513,404

Total Aerospace & Defense		2,232,456

BANKS—12.4%
Bank of America Corp., Sr. Unsecured
7.38%, 5/15/14	500,000	546,627
Bank One Corp., Subordinated
7.88%, 8/01/10	1,000,000	1,059,439
BankBoston Capital Trust III, Company Guaranteed
1.38%, 9/15/09 (1)	240,000	126,404
Barclays Bank Plc., Senior Notes
5.20%, 7/10/14	500,000	520,992
BB&T Corp., Sr. Unsecured
5.70%, 4/30/14	1,000,000	1,057,360
BB&T Corp., Subordinated
6.50%, 8/01/11	1,000,000	1,052,005
Capital One Financial Corp., Senior Notes
7.38%, 5/23/14	250,000	272,304
Citigroup, Inc., Sr. Unsecured
5.13%, 2/14/11	1,000,000	1,016,758
Credit Suisse, Notes, MTN
3.45%, 7/02/12	1,000,000	1,014,436
Morgan Stanley, Sr. Unsecured
4.00%, 1/15/10	500,000	506,801
National City Bank, Sr. Unsecured, BKNT
4.15%, 8/01/09	1,000,000	1,000,061
PNC Funding Corp., Bank Guaranteed
7.50%, 11/01/09	1,000,000	1,013,107
Wells Fargo & Co., Sr. Unsecured, MTN
0.78%, 9/23/09 (1)	500,000	500,883

Total Banks		9,687,177

BEVERAGES—1.3%
Coca-Cola Enterprises, Inc., Sr. Unsecured
1.61%, 8/06/09 (1)	1,000,000	1,002,143

CAPITAL MARKETS—1.3%
Merrill Lynch & Co., Inc., Sr. Unsecured, MTN
6.15%, 4/25/13	1,000,000	1,032,202

CHEMICALS—2.5%
Dow Capital BV, Company Guaranteed, MTN
8.50%, 6/08/10	740,000	760,447
Dow Chemical Co., Sr. Unsecured
7.60%, 5/15/14	250,000	273,459
Potash Corp of Saskatchewan, Inc., Sr. Unsecured
7.75%, 5/31/11	800,000	878,410

Total Chemicals		1,912,316

DIVERSIFIED FINANCIAL SERVICES—2.4%
Bear Stearns Cos LLC, Sr. Unsecured, MTN
0.84%, 8/21/09 (1)	500,000	500,243
General Electric Capital Corp., Sr. Unsecured, MTN
0.53%, 10/26/09 (1)	500,000	500,425
SLM Corp., Sr. Unsecured, MTN
0.66%, 10/26/09 (1)	1,000,000	881,608

Total Diversified Financial Services		1,882,276

ELECTRIC—3.5%
Consolidated Edison Co of New York, Inc., Sr. Unsecured, Series 00-B
7.50%, 9/01/10	675,000	716,532

Dominion Resources, Inc., Sr. Unsecured, Series D
5.13%, 12/15/09	1,000,000	1,015,240
Progress Energy, Inc., Sr. Unsecured, Series A
0.96%, 10/15/09 (1)	1,000,000	998,327

Total Electric		2,730,099

FINANCIAL SERVICES—0.8%
Boeing Capital Corp., Sr. Unsecured
7.38%, 9/27/10	550,000	587,690

FOOD—3.4%
ConAgra Foods, Inc., Sr. Unsecured
7.88%, 9/15/10	69,000	73,615
Kellogg Co., Sr. Unsecured, Series B
6.60%, 4/01/11	1,000,000	1,080,449
Kraft Foods, Inc., Sr. Unsecured
5.63%, 11/01/11	400,000	433,224
Kroger Co., Company Guaranteed
8.05%, 2/01/10	1,035,000	1,068,615

Total Food		2,655,903

HOUSEHOLD PRODUCTS—0.4%
Clorox Co., Sr. Unsecured
4.20%, 1/15/10	283,000	286,909

INSURANCE—1.3%
MassMutual Global Funding II, Notes
3.63%, 7/16/12 (2)(3)	500,000	501,566
Metropolitan Life Global Funding I, Sr. Secured
5.13%, 6/10/14 (2)(3)	500,000	507,038

Total Insurance		1,008,604

INVESTMENT COMPANIES—0.4%
Xstrata Finance Canada Ltd., Company Guaranteed
5.50%, 11/16/11 (2)(3)	300,000	293,616

IRON/STEEL—1.4%
ArcelorMittal, Sr. Unsecured
9.00%, 2/15/15	1,000,000	1,115,154

MEDIA—4.5%
Comcast Cable Communications LLC, Sr. Unsecured
6.75%, 1/30/11	1,000,000	1,064,000
COX Communications, Inc., Sr. Unsecured
4.63%, 1/15/10	290,000	292,801
Time Warner Cable, Inc., Company Guaranteed
7.50%, 4/01/14	1,000,000	1,136,038
Time Warner, Inc., Company Guaranteed
1.15%, 8/13/09 (1)	1,000,000	998,802

Total Media		3,491,641

METALS & MINING—0.7%
Xstrata Canada Corp.
7.25%, 7/15/12	500,000	516,980

MISCELLANEOUS MANUFACTURING—1.4%
Honeywell International, Inc., Sr. Unsecured
7.50%, 3/01/10	594,000	618,591
ITT Corp., Sr. Unsecured
4.90%, 5/01/14	500,000	514,332

Total Miscellaneous Manufacturing		1,132,923

MULTI-UTILITIES—0.7%
CenterPoint Energy, Inc., Sr. Unsecured, Series B
7.25%, 9/01/10	500,000	513,271

OFFICE/BUSINESS EQUIPMENT—1.3%
Xerox Corp., Sr. Unsecured
6.88%, 8/15/11	1,000,000	1,042,340

OIL & GAS—6.0%
Apache Corp., Sr. Unsecured
6.25%, 4/15/12	1,000,000	1,101,286
Dolphin Energy Ltd., Sr. Secured
5.89%, 6/15/19 (2)(3)	500,000	502,549
Enterprise Products Operating LLC, Company Guaranteed, Series F
4.63%, 10/15/09	1,000,000	1,005,530
Valero Energy Corp., Sr. Unsecured
6.88%, 4/15/12	1,000,000	1,083,426
XTO Energy, Inc., Sr. Unsecured
5.00%, 8/01/10	1,000,000	1,025,466

Total Oil & Gas		4,718,257

OIL & GAS FIELD SERVICES—1.4%
Burlington Resources Finance Co., Company Guaranteed
6.68%, 2/15/11	1,000,000	1,067,864

OIL & GAS SERVICES—1.3%
Halliburton Co., Sr. Unsecured
5.50%, 10/15/10	1,000,000	1,046,512

PIPELINES—0.7%
Plains All American Pipeline LP, Sr. Unsecured
4.25%, 9/01/12	500,000	508,746

REAL ESTATE INVESTMENT TRUSTS (REIT)—1.3%
Simon Property Group LP, Sr. Unsecured
5.60%, 9/01/11	1,000,000	1,034,240

RESTAURANTS—0.8%
Yum! Brands, Inc., Sr. Unsecured
8.88%, 4/15/11	580,000	635,302

RETAIL—1.3%
CVS Caremark Corp., Sr. Unsecured
0.97%, 9/01/09 (1)	500,000	498,749
Staples, Inc., Company Guaranteed
7.75%, 4/01/11	500,000	531,777

Total Retail		1,030,526

ROAD & RAIL—1.4%
Burlington Northern Santa Fe Corp., Sr. Unsecured
7.13%, 12/15/10	1,000,000	1,063,067

TELECOMMUNICATIONS—3.8%
AT&T Corp., Company Guaranteed
7.30%, 11/15/11	500,000	555,688
AT&T, Inc., Sr. Unsecured
4.13%, 9/15/09	500,000	502,425
Cisco Systems, Inc., Sr. Unsecured
5.25%, 2/22/11	250,000	265,289
Telecom Italia Capital SA, Company Guaranteed
6.18%, 6/18/14	500,000	537,719
Verizon Global Funding Corp., Sr. Unsecured
7.25%, 12/01/10	450,000	480,629
Verizon Wireless Capital LLC, Notes
3.75%, 5/20/11 (2)(3)	600,000	616,718

Total Telecommunications		2,958,468

TRANSPORTATION—1.7%
FedEx Corp., Company Guaranteed
5.50%, 8/15/09	795,000	796,141
Korea Railroad Corp., Sr. Unsecured
5.38%, 5/15/13 (2)(3)	500,000	499,665

Total Transportation		1,295,806

Total Corporate Bonds (Cost $47,422,380)		48,482,488

U.S. TREASURY—2.0%
INFLATION INDEXED BONDS—1.7%
3.50%, 1/15/11	100,000	128,115
1.88%, 7/15/13	1,000,000	1,186,395

Total Inflation Indexed Bonds		1,314,510

U.S. TREASURY NOTE—0.3%
3.63%, 1/15/10	150,000	152,232
4.00%, 3/15/10	50,000	51,129

Total U.S. Treasury Note		203,361

Total U.S. Treasury (Cost $1,420,669)		1,517,871

	Number of Shares
MONEY MARKET FUND—4.0%
Dreyfus Cash Management Fund, Institutional Shares, 0.35% (7) (Cost $3,087,028)	3,087,028	3,087,028

Total Investments—99.0% (Cost $75,777,840)		76,942,640

Other Assets Less Liabilities—1.0%		763,709

Total Net Assets—100.0%		$77,706,349

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $1,164,800. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,448,779 and net unrealized depreciation from investments for those securities having an excess of cost over value of $283,979.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Adjustable Rate Mortgage	$—	$76	$—
Asset-Backed Securities	—	3,642,278	—
Collateralized Mortgage Obligations	—	3,850,000	—
Commercial Paper	—	16,362,899	—
Corporate Bonds	—	48,482,488	—
U.S. Treasury	—	1,517,871	—
Money Market Fund	3,087,028	—	—

Total	$3,087,028	$73,855,612	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB U.S. GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Par Value	Value
GOVERNMENT AGENCIES—31.2%
FEDERAL HOME LOAN BANK (FHLB)—5.0%
6.63%, 11/15/10	$1,435,000	$1,541,642
5.38%, 5/18/16	2,000,000	2,245,924

Total Federal Home Loan Bank		3,787,566

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—14.9%
4.75%, 1/19/16	3,000,000	3,253,268
5.25%, 4/18/16	2,000,000	2,229,027
5.13%, 10/18/16	2,000,000	2,217,215
4.88%, 6/13/18	2,000,000	2,180,180
8.25%, 6/01/26	1,000,000	1,346,169

Total Federal Home Loan Mortgage Corporation		11,225,859

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—4.2%
Subordinated
5.25%, 8/01/12	3,000,000	3,186,940

HOUSING—0.6%
Federal Housing Administration, Project Pass Through Certificate
7.43%, 4/01/22 (9)	43,474	43,474
Housing and Urban Development.
7.66%, 8/01/15	390,000	396,250

Total Housing		439,724

PRIVATE EXPORT FUNDING CORPORATION—5.1%
Overseas Private Investment Corp.
6.60%, 5/21/16	1,572,900	1,806,409
Private Export Funding Corp.
7.20%, 1/15/10	2,000,000	2,061,578

Total Private Export Funding Corporation		3,867,987

SMALL BUSINESS ADMINISTRATION—1.4%
Series 90-E
9.65%, 5/01/10	6,068	6,243
Series 91-H
8.85%, 8/01/11	499	523
Series 96-C
6.70%, 3/01/16	101,282	107,960
Series 96-K
6.95%, 11/01/16	586,347	630,532
Series 96-L
6.70%, 12/01/16	249,846	267,832
Series 97-E
7.30%, 5/01/17	18,573	19,842
Series 99-I
7.30%, 9/01/19	25,897	27,569

Total Small Business Administration		1,060,501

Total Government Agencies (Cost $21,808,887)		23,568,577

MORTGAGE-BACKED SECURITIES—31.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—15.7%
Pool 287773
7.50%, 3/01/17	1,504	1,622
Pool 299147
7.50%, 8/01/17	110,744	119,458
Pool 300161
8.50%, 8/01/17	28,506	30,936
Pool 538733
9.00%, 9/01/19	402	442
Pool 555014
8.00%, 12/01/10	4	4
Pool A18401
6.00%, 2/01/34	2,095,236	2,212,962
Pool C78010
5.50%, 4/01/33	3,025,035	3,152,464
Pool C80328
7.50%, 7/01/25	109,185	119,824
Pool E00540
6.00%, 3/01/13	306,055	321,406
Pool E61956
7.00%, 11/01/10	203	205
Pool G01425
7.50%, 5/01/32	244,664	267,586
Pool G01831
6.00%, 5/01/35	1,026,036	1,082,403
Pool G02296
5.00%, 6/01/36	2,898,896	2,979,702
Pool G12709
5.00%, 7/01/22	1,505,372	1,565,587

Total Federal Home Loan Mortgage Corporation		11,854,601

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—14.9%
Pool 202957
8.00%, 8/01/21	9,343	10,098
Pool 252439
6.50%, 5/01/29	132,487	143,549
Pool 255933
5.50%, 11/01/35	1,274,596	1,326,137
Pool 323419
6.00%, 12/01/28	273,496	290,538
Pool 334593
7.00%, 5/01/24	153,229	165,671
Pool 39862
9.75%, 9/01/17	16,277	17,845
Pool 436746
6.50%, 8/01/28	106,782	115,765
Pool 440401
6.50%, 8/01/28	390,923	423,809
Pool 485678
6.50%, 3/01/29	312,943	339,172
Pool 494375
6.50%, 4/01/29	64,844	70,279
Pool 545051
6.00%, 9/01/29	447,413	475,293
Pool 604867
7.00%, 1/01/25	182,072	197,890
Pool 625596
7.00%, 2/01/32	43,339	47,429
Pool 725418
6.50%, 5/01/34	678,304	733,671

Pool 763704
5.00%, 4/01/34	3,005,900	3,095,889
Pool 833143
5.50%, 9/01/35	3,002,949	3,124,380
Pool 843323
5.50%, 10/01/35	636,777	662,527

Total Federal National Mortgage Association		11,239,942

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—1.3%
Pool 146927
9.00%, 9/15/16	8,667	9,323
Pool 188603
9.00%, 11/15/16	10,803	11,715
Pool 208196
9.00%, 2/15/17	16,213	17,583
Pool 346572
7.00%, 5/15/23	37,392	40,560
Pool 392400
8.00%, 7/15/24	2,566	2,811
Pool 402603
8.00%, 2/15/10	1,378	1,389
Pool 407264
8.38%, 4/15/10	146	147
Pool 409703
8.00%, 12/15/09	712	719
Pool 484269
7.00%, 9/15/28	83,394	91,105
Pool 581522
6.00%, 5/15/33	422,241	448,091
Pool 592505
6.00%, 4/15/33	227,589	241,272
Pool 780440
8.50%, 11/15/17	5,047	5,417
Pool II 1061
9.00%, 4/20/23	36,787	40,450
Pool II 1886
9.00%, 10/20/24	7,623	8,407
Pool II 364004
7.00%, 10/20/23	76,697	83,605

Total Government National Mortgage Association		1,002,594

Total Mortgage-Backed Securities (Cost $23,278,521)		24,097,137

COLLATERALIZED MORTGAGE OBLIGATIONS—13.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—1.9%
Series 112-I
6.50%, 1/15/21	5,577	5,899
Series 136-E
6.00%, 4/15/21	16,074	16,334
Series 141-D
5.00%, 5/15/21	6,808	7,035
Series 1577-PK
6.50%, 9/15/23	279,000	297,360
Series 1644-K
6.75%, 12/15/23	176,000	193,084
Series 1666H
6.25%, 9/15/23	594,985	606,716
Series 1686-PJ
5.00%, 2/15/24	61,705	63,389
Series 1920, Class H
7.00%, 1/15/12	210,053	220,249

Series 2617-GW
3.50%, 6/15/16	20,948	21,021
Series 6-C
9.05%, 6/15/19	30,907	34,345

Total Federal Home Loan Mortgage Corporation		1,465,432

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—1.1%
Series 1993-113-PK
6.50%, 7/25/23	156,721	165,910
Series 1993-127-H
6.50%, 7/25/23	158,768	167,645
Series 1993-202-J
6.50%, 11/25/23	84,744	89,337
Series 1994-3-PL
5.50%, 1/25/24	136,415	141,105
Series 1994-55-H
7.00%, 3/25/24	181,000	194,426
Series 2002-52-QA
6.00%, 7/18/32	92,451	96,630

Total Federal National Mortgage Association		855,053

WHOLE LOAN—10.2%
Banc of America Mortgage Securities, Series 2004-A, Class 2A1
5.46%, 8/25/09 (1)	760,084	631,948
Banc of America Mortgage Securities, Series 2004-B, Class 2A1
4.57%, 8/25/09 (1)	564,981	474,925
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-8, Class 2A1
4.50%, 6/25/19	3,265,141	3,170,018
Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1
5.10%, 8/25/09 (1)	3,172,346	2,477,211
Structured Asset Securities Corp., Series 2005-1, Class 6A1
6.00%, 2/25/35	973,122	860,427

Total Whole Loan		7,614,529

Total Collateralized Mortgage Obligations (Cost $10,741,978)		9,935,014

U.S. GOVERNMENT GUARANTEED—3.4%
SHIPBUILDING—1.0%
American Heavy Lift Shipping Co., Series 96
5.38%, 6/01/17	662,205	763,615

TRANSPORTATION—2.4%
Vessel Management Services, Inc.
6.75%, 7/15/25	659,000	751,954
5.13%, 4/16/35	1,000,000	1,015,831

Total Transportation		1,767,785

Total U.S. Government Guaranteed (Cost $2,335,747)		2,531,400

U.S. TREASURY—12.0%
INFLATION INDEXED BONDS—5.4%
3.50%, 1/15/11	1,325,000	1,697,528
2.00%, 1/15/14	2,000,000	2,360,353

Total Inflation Indexed Bonds		4,057,881

U.S. TREASURY BOND—6.6%
4.00%, 8/15/18	668,000	696,286
4.50%, 2/15/36	1,286,000	1,328,800
4.25%, 5/15/39	3,000,000	2,977,030

Total U.S. Treasury Bond		5,002,116

Total U.S. Treasury (Cost $8,665,425)		9,059,997

CORPORATE BONDS—2.8%
BANKS—2.1%
First Tennessee Bank, NA,
4.63%, 5/15/13	1,000,000	806,704
US Bank NA, Sr. Unsecured, MTN
5.92%, 5/25/12	723,851	759,214

Total Banks		1,565,918

GAS UTILITIES—0.7%
Bay State Gas Co., Sr. Unsecured, MTN
9.20%, 6/06/11	500,000	536,322

Total Corporate Bonds (Cost $2,270,714)		2,102,240

MUNICIPAL BONDS—1.4%
City of Tacoma, WA, Lease Revenue Bonds, (Lease payments guaranteed by U.S. Government)
8.20%, 9/15/13	785,000	866,531
Miami, FL, Rent Revenue Series 1988, (Lease payments guaranteed by U.S. Government)
8.65%, 7/01/19	140,000	159,874
Tobacco Settlement Financing Corp., LA, Revenue Bonds, Asset-Backed (Series 2001-A)
6.36%, 5/15/25	64,352	55,734

Total Municipal Bonds (Cost $1,106,184)		1,082,139

	Number of Shares
MONEY MARKET FUND—3.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.14% (7) (Cost $2,886,394)	2,886,394	2,886,394

Total Investments—99.7% (Cost $73,093,850)		75,262,898

Other Assets Less Liabilities—0.3%		225,646

Total Net Assets—100.0%		$75,488,544

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $2,169,048. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,532,061 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,363,013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Government Agencies	$—	$23,525,103	$43,474
Mortgage-Backed Securities	—	24,097,137	—
Collateralized Mortgage Obligations	—	9,935,014	—
U.S. Government Guaranteed	—	2,531,400	—
U.S. Treasury	—	9,059,997	—
Corporate Bonds	—	2,102,240	—
Municipal Bonds	—	1,082,139	—
Money Market Fund	2,886,394	—	—

Total	$2,886,394	$72,333,030	$43,474

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 4/30/09	$44,134
Realized gain (loss)	(78)
Change in unrealized appreciation (depreciation)	78
Net purchases (sales)	(660)
Transfers in and/or out of Level 3	—

Balance as of 7/31/09	$43,474

MTB NEW YORK MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS—92.1%
ARIZONA—0.8%
DEVELOPMENT—0.8%
Yuma Municipal Property Corp., AZ, Revenue Bonds (Series D), (XLCA INS)
5.00%, 7/01/21	$750,000	$782,580

MICHIGAN—1.1%
WATER & SEWER—1.1%
Detroit, MI, Sewer Revenue Bonds (Series C), (National Reinsurance)
5.00%, 7/01/12	1,000,000	1,047,160

NEW YORK—88.4%
BUILDING—2.8%
Canton, NY, Human Services
5.75%, 9/01/32	915,000	776,634
Geneva, NY, Revenue Bonds, (Project A)
5.38%, 2/01/33	1,000,000	996,690
Montgomery County, NY, Industrial Development Agency, Revenue Bonds (Series A), (XLCA INS)
5.00%, 7/01/29	1,000,000	877,250

Total Building		2,650,574

DEVELOPMENT—6.1%
New York State Urban Development Corp., Service Contract Obligation, Refunding Revenue Bonds (Series B)
5.25%, 1/01/23	5,500,000	5,787,650

EDUCATION—4.8%
New York State Dormitory Authority, School Districts Financing Program (Series D), (National Reinsurance State Aid Withholding)
5.50%, 10/01/17	895,000	950,651
New York State, Dormitory Authority, Refunding Revenue Bonds, Nonstate Supported Debt, School District Board Funding Program (Series C), (State Aid Withholding)/(GO of Authority)
7.25%, 10/01/28	3,000,000	3,566,640

Total Education		4,517,291

FACILITIES—3.8%
New York State Dormitory Authority, Mental Health Services Facilities Improvement, Revenue Bonds, (Series 2005D-1), (National Reinsurance FGIC)
5.00%, 2/15/23	2,000,000	2,035,760
New York State Urban Development Corp., Correctional & Youth Facilities Service, Unrefunded Revenue Bonds (Series A)
5.50%, 1/01/17	1,510,000	1,579,536

Total Facilities		3,615,296

GENERAL OBLIGATIONS—4.8%
Nassau County, NY, GO, (Series F), (FSA INS)
7.00%, 3/01/10	500,000	518,995
New York City, NY, GO Unlimited Bonds, (Subseries B-1)
5.25%, 9/01/20	2,000,000	2,178,120
New York City, NY, GO Unlimited Refunding Bonds (Series B)
5.75%, 8/01/14	1,640,000	1,801,212

Total General Obligations		4,498,327

GENERAL REVENUE—3.4%
Grand Central, NY, District Management Association, Inc.
5.00%, 1/01/21	1,000,000	1,028,260

New York City, Trust for Cultural Resources, Refunding Revenue Bonds, (Series 1A), (Museum of Morden Art)
5.00%, 4/01/26	2,030,000	2,147,659

Total General Revenue		3,175,919

HIGHER EDUCATION—5.7%
New York State Dormitory Authority, Revenue Bonds, State University Educational Facility, (Series A)
7.50%, 5/15/13	3,000,000	3,550,200
New York State Dormitory Authority, Unrefunded Revenue Bonds, (Series C)
7.38%, 5/15/10	460,000	483,322
New York State, Dormitory Authority, Income Tax Revenue Bonds, (Series D)
5.00%, 3/15/23	1,250,000	1,325,475

Total Higher Education		5,358,997

HOUSING—3.5%
East Rochester, NY, Housing Authority, Revenue Bonds
6.13%, 4/20/43	1,355,000	1,411,720
New York State HFA, Phillips Village Project, AMT, (Series A), (Phillips Village LP)/(FHA 236 SONYMA)
7.75%, 8/15/17 (5)	835,000	844,603
New York State Mortgage Agency, AMT, (Series 67)
5.80%, 10/01/28 (5)	215,000	214,983
New York State Mortgage Agency, Refunding Revenue Bonds, AMT, (Series 63)
5.70%, 4/01/11 (5)	865,000	866,453

Total Housing		3,337,759

MEDICAL—8.1%
Chemung County, NY, Industrial Development Agency, (Series A)
5.00%, 11/01/34	750,000	649,530
Chemung County, NY, Industrial Development Agency, (Series B)
5.00%, 11/01/34	1,000,000	866,040
Monroe County, NY, IDA, (Highland Hospital Rochester Project)
5.00%, 8/01/22	1,000,000	947,770
Monroe County, NY, IDA, Civic Facilities Revenue Bonds, (Highland Hospital Rochester Project)
5.00%, 8/01/25	1,000,000	907,620
New York City, NY, Health and Hospitals Corp., (Series A)
5.45%, 2/15/26	1,000,000	1,012,959
New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bonds, (FHA INS)
5.05%, 8/15/24	750,000	766,028
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, (AMBAC FHA INS)
5.10%, 2/01/19	1,000,000	1,002,010
New York State Dormitory Authority, Revenue Bonds, (FHA 232)
5.85%, 8/01/26	265,000	265,241
New York State Dormitory Authority, United Health Services, (AMBAC FHA 242)
5.38%, 8/01/27	1,000,000	1,001,390
Tompkins, NY, Health Care Corp., (FHA INS)
10.80%, 2/01/28	250,000	271,828

Total Medical		7,690,416

POWER—6.5%
Long Island Power Authority, NY, Revenue Bonds, (Series E) (National Reinsurance FGIC)
5.00%, 12/01/22	6,000,000	6,149,100

SPECIAL PURPOSE ENTITY—13.9%
New York Counties Tobacco Trust II, Refunding Revenue Bonds
5.25%, 6/01/25	690,000	607,925
Tobacco Settlement Financing Corp., NY, (Series A-1)
5.25%, 6/01/16	1,430,000	1,452,194
Tobacco Settlement Financing Corp., NY, (Series B-1C)
5.25%, 6/01/13	115,000	115,288

Tobacco Settlement Financing Corp., NY, Asset-Backed Series (Series A-1)
5.50%, 6/01/18	3,000,000	3,130,199
5.50%, 6/01/19	4,575,000	4,809,559
Tobacco Settlement Financing Corp., NY, Asset-Backed Series (Series A-1), (AMBAC State GTD)
5.25%, 6/01/22	3,000,000	3,078,120

Total Special Purpose Entity		13,193,285

TRANSPORTATION—17.7%
Albany, NY, Parking Authority, Unrefunded Revenue Bonds, (Series A)
5.63%, 7/15/25	220,000	214,680
Metropolitan Transportation Authority, NY, Revenue Bonds (Series A), (AMBAC INS)
5.50%, 11/15/16	1,400,000	1,481,060
New York State Thruway Authority
5.00%, 4/01/20	2,500,000	2,688,825
New York State Thruway Authority, (Series 2000A), (FSA INS)
6.25%, 4/01/11	1,000,000	1,043,680
New York State Thruway Authority, NY, State Personal Income Tax Revenue (Series A)
5.25%, 3/15/23	2,500,000	2,711,900
5.00%, 3/15/27	1,000,000	1,044,630
New York State Thruway Authority, Service Contract Obligation, Refunding Revenue Bonds, Local Highway & Bridge
5.50%, 4/01/14	2,000,000	2,173,920
Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds, (GO of Authority)
5.00%, 11/15/21	1,000,000	1,088,040
Triborough Bridge & Tunnel Authority, NY, (Series Y) Refunding Revenue Bonds, (CAPMAC - ITC GO of Authority)/(PRF 1/1/21)
6.13%, 1/01/21	3,500,000	4,255,930

Total Transportation		16,702,665

WATER & SEWER—7.3%
New York City, NY, Municipal Water Finance Authority (Series C)
5.13%, 6/15/33	1,000,000	1,009,370
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series AA)
5.00%, 6/15/21	3,000,000	3,273,090
New York State Environmental Facilities Corp., NY, State Clean water & Drinking, Revolving Funds, Pooled Financing Program, (Series B)
5.00%, 11/15/18	1,450,000	1,574,019
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Revenue Bonds, (Series C), (POL CTL-SRF)
5.85%, 1/15/15	1,040,000	1,043,983

Total Water & Sewer		6,900,462

Total New York		83,577,741

PUERTO RICO—0.6%
GENERAL OBLIGATIONS—0.6%
Commonwealth of Puerto Rico, GO UT, (National Reinsurance-IBC)
7.00%, 7/01/10	550,000	570,317

WISCONSIN—1.2%
SPECIAL PURPOSE ENTITY—1.2%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds
6.13%, 6/01/27	1,040,000	1,131,198

Total Municipal Bonds (Cost $85,879,897)		87,108,996

SHORT-TERM MUNICIPAL BONDS—5.1% (4)
NEW YORK—5.1%
GENERAL OBLIGATIONS—4.8%
City of New York, NY, GO Unlimited (Subseries H-4) Daily VRDNs, (Bank of New York, LOC)
0.23%, 8/03/09	1,000,000	1,000,000
New York City, NY, (Series H-2) Daily VRDNs, GO Bonds, (Dexia Credit Local LOC),
0.38%, 8/03/09	3,125,000	3,125,000
New York City, NY, GO Bonds (Subseries A-5) Daily VRDNs, (KBC Bank N.V., LOC)
0.23%, 8/03/09	200,000	200,000
New York City, NY, GO Unlimited (Series I-Subseries I-3) Daily VRDNs, (Bank of America N.A., LOC)
0.33%, 8/03/09	200,000	200,000

Total General Obligations		4,525,000

TRANSPORTATION—0.3%
Metropolitan Transportation Authority, NY, Refunding Revenue Bond (Series G) Daily VRDNs, (BNP Paribas, LOC)
0.24%, 8/03/09	300,000	300,000

Total Short-Term Municipal Bonds (Cost $4,825,000)		4,825,000

Total Investments—97.2% (Cost $90,704,897)		91,933,996

Other Assets Less Liabilities—2.8%		2,649,098

Total Net Assets—100.0%		$94,583,094

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $1,229,099. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,377,761 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,148,662.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$87,108,996	$—
Short-Term Municipal Bonds	—	4,825,000	—

Total	$—	$91,933,996	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB PENNSYLVANIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS—99.3%
PENNSYLVANIA—99.3%
CONTINUING CARE—8.2%
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Pennswood Village)/(PRF 10/1/12 @ 101)
6.00%, 10/01/27	$1,000,000	$1,160,530
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Ann’s Choice, Inc.)
5.20%, 1/01/13	330,000	315,770
5.30%, 1/01/14	275,000	260,362
5.40%, 1/01/15	240,000	222,785
Delaware County, PA, Authority, (Dunwoody Village, Inc.)/(PRF 4/1/10 @ 100)
6.25%, 4/01/30	1,200,000	1,245,816
Montgomery County, PA, Higher Education & Health Authority Hospital, (Philadelphia Geriatric Center)/(PRF 12/1/09 @ 102)
7.25%, 12/01/19	3,000,000	3,125,819
Montgomery County, PA, IDA, (ACTS Retirement-Life Community, Inc.)
5.25%, 11/15/28	1,850,000	1,621,581
Montgomery County, PA, IDA, (Whitemarsh Continuing Care Retirement Community)
6.13%, 2/01/28	1,500,000	1,014,795

Total Continuing Care		8,967,458

DEVELOPMENT—12.3%
Bucks County, PA, IDA, Revenue Bonds, ETM, (Senior Lifestyles, Inc.)
10.00%, 5/15/19	4,775,000	7,571,288
Pennsylvania State IDA, Economic Development Revenue Bonds, (AMBAC INS)
5.50%, 7/01/13	500,000	552,020
Philadelphia, PA, Authority for Industrial Development, Revenue Bonds, (Please Touch Museum)
5.25%, 9/01/26	1,000,000	819,780
Philadelphia, PA, Redevelopment Authority, (Series C), (National Reinsurance FGIC)
5.00%, 4/15/27	1,500,000	1,394,820
Pittsburgh & Allegheny County, PA, Public Auditorium, Reginal Asset District Sales Tax, (AMBAC INS)
5.25%, 2/01/17	3,000,000	3,037,410

Total Development		13,375,318

EDUCATION—3.8%
Berks County, PA, Vocational Technical School Authority, Revenue Bonds, (Berks Career & Technology Center)/ (National Reinsurance)
5.00%, 6/01/14	1,655,000	1,780,433
Bucks County, PA, IDA, Revenue Bonds (Series A), (School Lane Charter School)
4.88%, 3/15/27 (2)(3)	1,545,000	1,162,952
Charleroi, PA, Area School District, (Series C), (FGIC State Aid Withholding)
6.00%, 10/01/17	30,000	30,120
York County, PA, School Technology Authority, Lease Revenue Bonds, (FGIC INS)/(PRF 2/15/13 @ 100)
5.50%, 2/15/21	1,000,000	1,147,050

Total Education		4,120,555

FACILITIES—5.1%
Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC INS)
6.00%, 9/01/19	2,410,000	2,921,763
Pittsburgh, PA, Public Parking Authority, Refunding Revenue Bonds (Series A), (National Reinsurance FGIC)
5.00%, 12/01/20	2,565,000	2,654,416

Total Facilities		5,576,179

GENERAL OBLIGATIONS—5.1%
Allegheny County, PA, GO Unlimited (Series C-57), (National Reinsurance FGIC)
5.00%, 11/01/22	2,000,000	2,003,500
Butler County, PA, IDA, GO UT, (National Reinsurance FGIC)
6.00%, 7/15/11	1,000,000	1,082,760
Mercer County, PA, GO UT, (National Reinsurance FGIC)
5.50%, 10/01/18	1,155,000	1,218,075
5.50%, 10/01/19	1,215,000	1,281,351

Total General Obligations		5,585,686

HIGHER EDUCATION—22.7%
Allegheny County, PA, Higher Education Building Authority University Revenue, (Carnegie Mellon University),
5.13%, 3/01/32	2,000,000	2,008,300
Chester County, PA, HEFA, (Immaculata College)/(Radian-IBCC)
5.63%, 10/15/27	2,250,000	2,077,470
Lancaster, PA, Higher Education Authority, College Revenue, Refunding Bonds, (Franklin & Marshall College)
5.00%, 4/15/18	2,350,000	2,519,576
Latrobe, PA, IDA, College Refunding Revenue Bonds, (Saint Vincent College)
5.38%, 5/01/18	2,000,000	1,985,920
Montgomery County, PA, Higher Education & Health Authority Hospital, (Series FF1), (Dickinson College)/(CIFG INS)
5.00%, 5/01/19	1,420,000	1,490,077
5.00%, 5/01/20	1,490,000	1,547,171
Montgomery County, PA, Higher Education & Health Authority Refunding Revenue Bonds, (Arcadia University)/(Radian)
4.50%, 4/01/30	1,660,000	1,275,909
Pennsylvania State Higher Education Facilities Authority, (Philadelphia College of Osteopathic Medicine)
5.00%, 12/01/13	1,345,000	1,441,611
Pennsylvania State Higher Education Facilities Authority, (Series A), (University of Pennsylvania-Health System)/(AMBAC INS)
5.00%, 8/15/14	2,685,000	2,994,848
Pennsylvania State Higher Education Facilities Authority, (St. Joseph’s University)/(Radian)
5.50%, 12/15/15	1,940,000	1,955,307
Pennsylvania State Higher Education Facilities Authority, (York College of Pennsylvania)/(National Reinsurance FGIC)
5.00%, 11/01/20	550,000	562,386
Pennsylvania State Higher Educational Revenue, (National Reinsurance)
5.00%, 5/01/27	1,250,000	1,245,538
Pennsylvania State University, Revenue Bonds, (GO of University)
5.00%, 9/01/17	1,335,000	1,500,580
Swarthmore Boro Authority, PA, Refunding Revenue Bonds, (Swarthmore College)
5.25%, 9/15/20	1,000,000	1,078,540
Union County, PA, Higher Educational Facilities Financing Authority, Refunding Revenue Bonds, (Series A), (Bucknell University)
5.25%, 4/01/20	1,000,000	1,080,060

Total Higher Education		24,763,293

MEDICAL—10.4%
Allegheny County, PA, HDA, Revenue Bonds (Series A), (Jefferson Regional Medical Center, PA)
4.20%, 5/01/11	370,000	369,882
4.25%, 5/01/12	290,000	288,475
4.40%, 5/01/16	415,000	393,665
Allegheny County, PA, HDA, Revenue Bonds (Series B), (Jefferson Regional Medical Center, PA)
5.00%, 5/01/18	1,225,000	1,160,798
Chester County, PA, HEFA, (Chester County Hospital, PA)/(National Reinsurance)
5.63%, 7/01/10	1,675,000	1,677,797
Chester County, PA, HEFA, Revenue Bonds, (Series B), (Jefferson Health System)
5.38%, 5/15/27	2,000,000	2,003,580

Lancaster County, PA, Hospital Authority, (Masonic Homes)
5.00%, 11/01/21	1,160,000	1,141,138
Lancaster County, PA, Hospital Authority, (Series B), (Lancaster General Hospital)
5.00%, 3/15/23	1,270,000	1,285,989
Lehigh County, PA, General Purpose Authority, Refunding Revenue Bonds, (St. Luke Hospital Bethlehem)/(AMBAC INS)
5.50%, 11/15/13	1,000,000	1,002,510
Scranton-Lackawanna, PA, Health & Welfare Authority, Refunding Revenue Bonds, (Mercy Health Care Systems)/(National Reinsurance)
5.63%, 1/01/16	2,000,000	2,000,440

Total Medical		11,324,274

POLLUTION CONTROL—0.7%
Bucks County, PA, IDA, Environmental Improvement Revenue Bonds, (USX Corp.)/(Mandatory Put),
5.40%, 11/01/17	750,000	769,148

SCHOOL DISTRICT—13.9%
Central Dauphin, PA, School District (National Reinsurance State Aid Withholding)/(PRF 2/1/16 @ 100)
7.00%, 2/01/27	2,500,000	3,225,899
Eastern York, PA, School District, GO UT, (Series A), (FSA State Aid Withholding)
5.00%, 9/01/24	1,275,000	1,342,244
Haverford Township, PA, School District, GO UT, (FSA State Aid Withholding)
5.50%, 3/15/19	1,000,000	1,164,820
Hempfield, PA, School District, GO UT, (Series B), (National Reinsurance FGIC State Aid Withholding)
5.00%, 10/15/18	2,650,000	2,848,035
Jenkintown, PA, School District, GO UT, (Series A), (FGIC State Aid Withholding)/(PRF 5/15/12 @ 100)
5.00%, 5/15/28	1,375,000	1,528,890
Mifflin County, PA, School District, GO Unlimited, (National-IBC XLCA State Aid Withholding)
7.50%, 9/01/26	2,000,000	2,371,420
Philadelphia, PA, School District, GO Unlimited, (Series D), (FSA State Aid Withholding)
5.50%, 6/01/17	1,300,000	1,443,793
Tredyffrin-Easttown, PA, School District, GO UT Refunding Bonds, (State Aid Withholding)
5.00%, 2/15/15	1,000,000	1,157,400

Total School District		15,082,501

TRANSPORTATION—15.3%
Allegheny County, PA, Port Authority Special Revenue Bonds, (National Reinsurance FGIC)
5.00%, 3/01/19	2,500,000	2,551,575
Delaware River Joint Toll Bridge Commission, Unrefunded Revenue Bonds, Highway Improvements.
5.25%, 7/01/18	1,500,000	1,568,400
Delaware River Port Authority, PA, (Series A), (FSA GO of Authority)
5.50%, 1/01/16	3,410,000	3,641,744
Pennsylvania State Turnpike Commission, (Series S), (National Reinsurance FGIC)
5.63%, 6/01/13	4,000,000	4,334,039
Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, ETM, (Series A), (AMBAC INS)/(Escrowed in State & Local Government Series COL)
5.00%, 12/01/15	2,090,000	2,117,421
Scranton, PA, Parking Authority, (National Reinsurance FGIC/Municipal Government Guarantee)
5.00%, 9/15/33	2,250,000	1,884,668
Southeastern, PA, Transportation Authority, Revenue Bonds, (Series A), (National Reinsurance FGIC)
5.25%, 3/01/13	500,000	506,165

Total Transportation		16,604,012

WATER & SEWER—1.8%
Allegheny County, PA, Sanitation Authority, Sewer Refunding Revenue Bonds (Series A), (National Reinsurance)
5.00%, 12/01/30	2,000,000	1,928,680

Total Municipal Bonds (Cost $105,712,187)		108,097,104

Total Investments—99.3% (Cost $105,712,187)		108,097,104

Other Assets Less Liabilities—0.7%		811,210

Total Net Assets—100.0%		$108,908,314

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $2,384,917. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,363,722 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,978,805.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$108,097,104	$—

Total	$—	$108,097,104	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB MARYLAND MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS—96.1%
DISTRICT OF COLUMBIA—1.3%
TRANSPORTATION—1.3%
Washington, DC, Metro Area Transit Authority, Refunding Revenue Bonds, (National Reinsurance FGIC)
6.00%, 7/01/10	$500,000	$522,845
Washington, DC, Metro Area Transit Authority, Refunding Revenue Bonds, (National Reinsurance)
5.00%, 1/01/12	1,000,000	1,083,000

Total District of Columbia		1,605,845

MARYLAND—88.0%
CONTINUING CARE—7.3%
Baltimore County, MD, Revenue Bonds (Series A), (Oak Crest Village, Inc.)
5.00%, 1/01/22	1,200,000	1,185,756
Carroll County, MD, Revenue Bonds, (Series A), (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian)
5.38%, 1/01/16	2,000,000	1,962,220
Frederick County, MD, Revenue Bonds, (Series A), (Buckingham’s Choice, Inc.)
5.90%, 1/01/17	1,000,000	867,400
Maryland State Health & Higher Educational Facilities Authority, (Hebrew Home of Greater Washington)/(Landow House, Inc.)
5.80%, 1/01/32	2,135,000	2,000,324
Maryland State Health & Higher Educational Facilities Authority, (Series B), (Peninsula United Methodist)
5.25%, 10/01/28	1,000,000	946,580
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2007A), (King Farm Presbyterian Retirement Community)
5.25%, 1/01/27	1,500,000	971,835
5.30%, 1/01/37	1,500,000	891,150

Total Continuing Care		8,825,265

DEVELOPMENT—3.8%
Maryland State Community Development Administration, Revenue Bonds, (Series A) (National Reinsurance)
5.00%, 6/01/21	275,000	283,448
Maryland State Economic Development Corp., (Lutheran World Relief, Inc)
5.25%, 4/01/29	2,100,000	1,870,512
Maryland State Economic Development Corp., (Lutheran World Relief, Inc.)/(Obligated Group)/(PRF 4/1/10 @ 102)
7.13%, 4/01/19	640,000	675,379
Maryland State Economic Development Corp., Revenue Bonds, Maryland Department of Transportation
5.38%, 6/01/19	750,000	805,770
Maryland State IDFA, (Series B), (National Aquarium in Baltimore, Inc.)
5.10%, 11/01/22	1,000,000	1,017,520

Total Development		4,652,629

EDUCATION—4.4%
Maryland State Health & Higher Educational Facilities Authority, (FSA INS)/(Bullis School)
5.25%, 7/01/20	1,585,000	1,612,246
Maryland State Health & Higher Educational Facilities Authority, (Mclean School)
6.00%, 7/01/31	1,500,000	1,326,180
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2006) (Washington Christian Academy)
5.50%, 7/01/38	1,000,000	502,170

Maryland State IDFA, Economic Development Revenue Bonds, (Series 2005A) (Our Lady of Good Counsel High School)
6.00%, 5/01/35	1,000,000	746,390
New Baltimore, MD, Board School Commerce, Revenue Bonds
5.00%, 11/01/13	1,135,000	1,181,433

Total Education		5,368,419

FACILITIES—5.4%
Baltimore County, MD, Convention Center, Refunding Revenue Bonds, (National Reinsurance)
5.38%, 9/01/11	2,910,000	2,977,192
Baltimore County, MD, Convention Center, Revenue Bonds, (Series A), (Baltimore Hotel Corp.)/(XLCA)
5.25%, 9/01/39	2,500,000	1,626,800
Maryland State Stadium Authority, (Ocean City Convention Center)
5.38%, 12/15/15	500,000	501,755
Montgomery County, MD, Revenue Authority Lease, Revenue Bonds
5.00%, 4/01/13	1,330,000	1,492,912

Total Facilities		6,598,659

GENERAL OBLIGATIONS—20.4%
Anne Arundel County, MD, General Improvements, GO Limited
4.50%, 3/01/25	2,000,000	2,081,800
Anne Arundel County, MD, GO LT, AMT
5.50%, 9/01/15 (5)	500,000	500,705
Anne Arundel County, MD, GO UT
5.00%, 3/01/16	1,000,000	1,102,570
Frederick County, MD, GO UT
5.25%, 11/01/19	1,500,000	1,787,955
Frederick County, MD, Refunding GO UT, (Series A)
5.25%, 7/01/13	2,080,000	2,265,806
Harford County, MD, Public Improvements, GO Unlimited Bonds
4.00%, 7/01/20	2,000,000	2,128,000
Howard County, MD, (Series A)
5.25%, 8/15/15	1,800,000	1,944,702
Howard County, MD, GO UT, (Series A), (PRF 2/15/12 @ 100)
5.25%, 8/15/16	1,480,000	1,641,631
Maryland State, (Series A)
5.50%, 3/01/13	2,000,000	2,299,220
Montgomery County, MD, GO UT, (Series A), (PRF 1/01/10 @ 101)
5.60%, 1/01/16	2,000,000	2,064,300
Prince Georges County, MD, Consolidated Public Improvement, GO UT, (FSA INS)/(PRF 10/1/09 @101)
5.50%, 10/01/10	1,045,000	1,064,353
Queen Annes County, MD, (National Reinsurance)
5.00%, 11/15/16	1,000,000	1,145,740
St. Mary’s County, MD, GO UT, (St. Mary’s Hospital)
5.00%, 10/01/21	1,000,000	1,083,850
St. Mary’s County, MD, Refunding GO UT
5.00%, 10/01/18	2,255,000	2,444,082
Washington Suburban Sanitation District, MD, GO UT
6.00%, 6/01/18	1,000,000	1,246,540

Total General Obligations		24,801,254

GENERAL REVENUE—3.0%
Anne Arundel County, MD, Refunding Revenue Bonds, (National Business Park Project)/(County Guaranty)
5.13%, 7/01/28	2,200,000	2,306,392
Baltimore, MD, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC)
5.25%, 7/01/17	1,000,000	1,100,670
Montgomery County, MD, Special Obligation, Special Tax, (Series A), (Radian)
5.38%, 7/01/20	250,000	231,185

Total General Revenue		3,638,247

HIGHER EDUCATION—6.1%
Frederick County, MD, Revenue Bonds, (Series A), (Mount St. Mary University)/(PRF 3/01/10 @ 101)
5.75%, 9/01/25	1,000,000	1,041,220
Maryland Health & Higher Educational Facilities Authority, MD, Refunding Revenue Bonds, (Maryland Institute College of Art)
5.00%, 6/01/36	1,900,000	1,588,419
Maryland State Economic Development Corp., (Series A), (Collegiate Housing)
5.60%, 6/01/10	200,000	201,726
6.00%, 6/01/19	1,000,000	953,170
Maryland State Economic Development Corp., Revenue Bonds Morgan State University Project (Series A)
6.00%, 7/01/22	500,000	398,250
Maryland State Economic Development Corp., Revenue Bonds University of Maryland/Baltimore (Series A)
5.75%, 10/01/33	350,000	219,300
St. Mary’s College, MD, Refunding Revenue Bonds, Academic and Auxiliary Fee (Series A), (AMBAC INS)
4.50%, 9/01/30	2,250,000	2,024,077
University of Maryland, Revenue Bonds, (Series A), (PRF 4/01/10 @ 100)
5.25%, 10/01/11	1,000,000	1,028,150

Total Higher Education		7,454,312

HOUSING—0.0% **
Prince Georges County, MD, Housing Authority, Single Family Mortgage, AMT (Series A), (GNMA)/(FNMA)/(FHLMC)
5.55%, 12/01/33 (5)	10,000	10,120

MEDICAL—29.8%
Maryland State Health & Higher Educational Facilities Authority, (Carroll County, MD General Hospital)
6.00%, 7/01/37	2,250,000	2,261,790
Maryland State Health & Higher Educational Facilities Authority, (Carroll Hospital Center)
5.00%, 7/01/40	1,000,000	872,680
Maryland State Health & Higher Educational Facilities Authority, (Frederick Memorial Hospital)
5.00%, 7/01/22	3,000,000	2,707,800
Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins Hospital)
5.00%, 5/15/26	900,000	904,059
Maryland State Health & Higher Educational Facilities Authority, (National Reinsurance)/(Howard County General Hospital, MD)
5.00%, 7/01/19	1,500,000	1,477,485
Maryland State Health & Higher Educational Facilities Authority, (Mercy Medical Center)
5.63%, 7/01/31	2,000,000	1,829,560
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Catholic Health Initiatives)
6.00%, 12/01/13	1,370,000	1,425,088
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Doctors Hospital, Inc.)
5.00%, 7/01/27	1,750,000	1,350,388
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Medlantic/Helix Parent, Inc.)/(FSA INS)
5.25%, 8/15/12	1,175,000	1,189,523
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Medlantic/Helix Parents, Inc.)/(FSA INS)
5.25%, 8/15/11	2,000,000	2,025,320
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Suburban Hospital)
5.50%, 7/01/16	600,000	632,940
Maryland State Health & Higher Educational Facilities Authority, (Series B), (University of Maryland Medical System)/(AMBAC INS)
5.00%, 7/01/15	1,740,000	1,797,350
Maryland State Health & Higher Educational Facilities Authority, (University of Maryland Medical System)
5.00%, 7/01/12	1,000,000	1,047,730
Maryland State Health & Higher Educational Facilities Authority, ETM, (AMBAC INS)/(Helix Health Systems, Inc.)
5.00%, 7/01/27	3,630,000	4,017,683

Maryland State Health & Higher Educational Facilities Authority, ETM, (Howard County General Hospital, MD)
5.50%, 7/01/13	485,000	512,281
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Medstar, Inc.)
5.00%, 8/15/11	1,000,000	1,035,640
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, ETM, (Series A), (Lifebridge Health, Inc.)
5.00%, 7/01/12	1,000,000	1,113,930
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Hospital)
5.00%, 5/15/13	1,465,000	1,509,902
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Kennedy Krieger Childrens Hospital)/(Obligated Group)
5.50%, 7/01/33	500,000	427,350
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (MedStar Health, Inc.)
5.25%, 5/15/46	1,000,000	898,050
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Peninsula Regional Medical Center)
5.00%, 7/01/17	1,745,000	1,837,084
5.00%, 7/01/26	1,000,000	1,004,020
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Doctors Community Hospital)
5.00%, 7/01/20	1,000,000	858,300
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Sheppard Pratt Health System)
5.25%, 7/01/35	500,000	457,095
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Western Maryland Health System)/(National Reinsurance FHA 242)
4.00%, 1/01/18	2,000,000	1,924,540
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, ETM, (Frederick Memorial Hospital)/(FGIC INS)
5.25%, 7/01/13	400,000	420,212
Montgomery County, MD, EDA, (Trinity Health Care Group)
5.13%, 12/01/22	600,000	605,400

Total Medical		36,143,200

MULTI-FAMILY HOUSING—0.4%
Howard County, MD, Multifamily Revenue, Revenue Bonds, (Chase Glen Project)/(Avalon Properties, Inc.)/(Mandatory Tender 7/1/14)
4.90%, 7/01/24	500,000	469,865

POLLUTION CONTROL—1.1%
Prince Georges County, MD, Pollution Control, Potomac Electric Project
5.75%, 3/15/10	1,250,000	1,275,588

TRANSPORTATION—3.4%
Baltimore County, MD, Port Facility, (EI Du Pont de Nemours & Co.)
6.50%, 12/01/10	400,000	401,820
Baltimore County, MD, Port Facility, (Series A), (EI Du Pont de Nemours & Co.)
6.50%, 10/01/11	1,000,000	1,000,450
Maryland State Department of Transportation
5.50%, 2/01/16	1,000,000	1,190,180
Maryland State Department of Transportation, Refunding Revenue Bonds
5.00%, 5/01/15	1,375,000	1,559,649

Total Transportation		4,152,099

WATER & SEWER—2.9%
Baltimore, MD, Wastewater Project Revenue Bonds (Series B) (National Reinsurance)/ (PRF 7/01/15 @ 100)
5.00%, 7/01/22	1,290,000	1,505,301
Baltimore, MD, Wastewater, Revenue Bonds, (National Reinsurance FGIC)
6.00%, 7/01/15	1,000,000	1,108,240
Baltimore, MD, Water Projects, Revenue Bonds (Series A) ETM, (FGIC INS)
5.38%, 7/01/15	775,000	886,321

Total Water & Sewer		3,499,862

Total Maryland		106,889,519

PUERTO RICO—4.9%
GENERAL OBLIGATIONS—1.7%
Commonwealth of Puerto Rico, Public Improvements, GO UT (Series A), (FGIC INS)
5.50%, 7/01/17	2,000,000	2,007,540

GENERAL REVENUE—1.4%
Puerto Rico Public Finance Corp., (Series A), (AMBAC INS)
5.38%, 6/01/19	1,500,000	1,737,360

HOUSING—1.8%
Puerto Rico Housing Finance Authority, Prerefunded Revenue Bonds, Capital Guaranteed Program, (HUD LN)/(PRF 12/1/13 @ 100)
5.00%, 12/01/18	1,400,000	1,598,548
Puerto Rico Housing Finance Authority, Unrefunded Revenue Bonds, Capital Funding Program, (HUD LN)
5.00%, 12/01/18	600,000	623,136

Total Housing		2,221,684

Total Puerto Rico		5,966,584

WISCONSIN—1.9%
SPECIAL PURPOSE ENTITY—1.9%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds (PRF 6/1/12 @100)
7.00%, 6/01/28	2,000,000	2,292,840

Total Municipal Bonds (Cost $117,907,182)		116,754,788

	Number of Shares
MONEY MARKET FUND—3.3%
Dreyfus Tax Exempt Cash Fund, Institutional Shares, 0.30% (7) (Cost $3,987,831)	3,987,831	3,987,831

Total Investments—99.4% (Cost $121,895,013)		120,742,619

Other assets less liabilities—0.6%		676,996

Total Net Assets—100.0%		$121,419,615

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized depreciation of investments was $1,152,394. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,336,122 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,488,516.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$116,754,788	$—
Money Market Fund	3,987,831	—	—

Total	$3,987,831	$116,754,788	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS—98.6%
DISTRICT OF COLUMBIA—3.0%
AIRPORT DEVELOPMENT & MAINTENANCE—3.0%
Metropolitan Washington, DC, Airports Authority Revenue Bonds, AMT (Series D), (FSA INS)
5.38%, 10/01/18 (5)	$245,000	$251,463
5.38%, 10/01/19 (5)	335,000	341,955

Total District of Columbia		593,418

PUERTO RICO—7.1%
TRANSPORTATION—1.3%
Puerto Rico Highway and Transportation Authority, (Series W)
5.50%, 7/01/13	250,000	260,195

FACILITIES—3.5%
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Refunding Bonds, (Series C), (FGIC INS)
5.50%, 7/01/20	705,000	686,367

GENERAL OBLIGATIONS—0.9%
Commonwealth of Puerto Rico, GO UT, (Series A), (PRF 7/01/13 @ 100)
5.00%, 7/01/33	150,000	171,713

GENERAL REVENUE—1.4%
Puerto Rico Public Finance Corp., Revenue Bonds, (Series A), (U.S. Treasury and U.S. Government PRF 8/1/2011 @ 100)/(National Reinsurance)
5.00%, 8/01/31	250,000	269,415

Total Puerto Rico		1,387,690

VIRGINIA—88.5%
DEVELOPMENT—7.7%
Chesterfield County, VA, IDA, Revenue Bonds, (Virginia Electric & Power Co.)
4.75%, 11/01/16	50,000	50,894
Frederick County, VA, IDA, Revenue Bonds, (AMBAC INS)
5.00%, 12/01/14	705,000	785,758
Montgomery County, VA, IDA, Revenue Bonds, (Series C), (National Reinsurance)
5.13%, 1/15/19	500,000	511,490
Virginia Beach, VA, Development Authority, Social Services Facility, (AMBAC INS)
5.00%, 12/01/17	100,000	102,219
Virginia Beach, VA, Development Authority, Town Center Project Phase I, (Series A)
4.25%, 8/01/13	50,000	53,904

Total Development		1,504,265

EDUCATION—1.9%
Alexandria, VA, IDA, Revenue Bonds, (Episcopal High School)
5.00%, 1/01/29	250,000	250,813
Henrico County, VA, IDA, Revenue Bonds, (The Collegiate School)
5.10%, 10/15/29	120,000	114,884

Total Education		365,697

FACILITIES—2.8%
Virginia State, VA, Public Building Authority, Public Facility Revenue Bonds (Series B)
5.00%, 8/01/23	500,000	540,180

GENERAL OBLIGATIONS—16.4%
Alexandria, VA, Public Improvements, GO UT, (State Aid Withholding)/(State and Local Government PRF 6/15/2010 @ 101)
5.75%, 6/15/14	500,000	528,200
Arlington County, VA, Public Improvement, GO UT, (State Aid Withholding)/(U. S. Treasury PRF 2/1/2012 @ 100)
5.25%, 2/01/15	350,000	387,692
Hanover County, VA, Public Improvements Refunding Bonds, GO Unlimited
5.00%, 7/15/19	110,000	129,600
Harrisonburg VA, Public Improvements, GO Unlimited (FSA State Aid Withholding)
5.00%, 2/01/11	200,000	213,046
Loudoun County, VA, GO UT, (Series B), (State Aid Withholding)
5.25%, 12/01/14	500,000	589,869
Newport News VA, GO Unlimited, Refunding Notes (Series 2007A)
5.00%, 3/01/19	100,000	113,140
Richmond, VA, Public Improvements, GO Unlimited, Refunding Bonds, (Series B), (FSA INS)
5.00%, 7/15/16	500,000	572,184
Roanoke, VA, GO UT, AMT (Series B), (National Reinsurance FGIC)
5.00%, 10/01/11 (5)	300,000	314,805
Winchester, VA, Public Improvements, (State and Local Government PRF 6/01/10 @ 101)/(State Aid Withholding)
5.63%, 6/01/18	350,000	368,900

Total General Obligations		3,217,436

GENERAL REVENUE—4.1%
Virginia Beach, VA, Public Improvement (Series B)
5.00%, 5/01/20	400,000	451,924
Virginia State, Resources Authority Infrastructure Revenue Bonds (Series A), (VA Pooled Funding Program)
4.00%, 11/01/21	350,000	359,527

Total General Revenue		811,451

HIGHER EDUCATION—5.4%
Fredericksburg, VA, IDA, Revenue Bonds, (Mary Washington College R/E)//(State and Local Government PRF 4/01/2014 @ 100)
5.35%, 4/01/29	250,000	285,215
Virginia College Building Authority, Refunding Revenue Bonds, (National Reinsurance)/(Washington & Lee University)
5.25%, 1/01/31	500,000	561,745
Virginia College Building Authority, VA, Educational Facilities Revenue Bonds, (Series A), (Public Higher Education Funding Program)
5.00%, 9/01/23	200,000	218,606

Total Higher Education		1,065,566

MEDICAL—13.4%
Albemarle County, VA, IDA, (Martha Jefferson Hospital)
5.25%, 10/01/15	650,000	681,265
Albemarle County, VA, IDA, Revenue Bonds, (Westminster-Canterbury of Richmond)
4.63%, 1/01/19	200,000	167,424
Fairfax County, VA, IDA, Refunding Revenue Bonds, (Inova Health Systems)
5.25%, 8/15/19	720,000	770,061
Fairfax County, VA, IDA, Revenue Bonds, (Inova Health Systems)
5.00%, 8/15/23	250,000	264,665
Henrico County, VA, EDA, Revenue Bonds (Series A), (Obligated Group)/(Bon Secours Health System, Inc.-St. Francis Medical)/(State and Local Government PRF 11/15/12 @ 100)
5.60%, 11/15/30	5,000	5,737
Henrico County, VA, EDA, Unrefunded Revenue Bonds (Series A), (Obligated Group)/(Bon Secours Health System, Inc.-St. Francis Medical)
5.60%, 11/15/30	245,000	242,276
Virginia Beach, VA, Development Authority Residential Care Facilities, (Westminster Canterbury)
5.38%, 11/01/32	500,000	387,555

Virginia Beach, VA, Development Authority, (Virginia Beach, VA General Hospital) (AMBAC INS)
5.13%, 2/15/18	110,000	114,275

Total Medical		2,633,258

MULTI-FAMILY HOUSING—5.2%
Arlington County, VA, IDA, Colonial Village Revenue Bonds, AMT (AHC LP-2)/(FANNIE MAE), Mandatory Tender 11/1/19,
5.15%, 11/01/31 (5)	500,000	510,430
Virginia State Housing Development Authority, Rental Housing, AMT (Series N), (GO of Authority)
5.13%, 1/01/15 (5)	500,000	509,470

Total Multi-Family Housing		1,019,900

POLLUTION CONTROL—3.8%
Chesterfield County, VA, IDA, Pollution Control Revenue Bonds, (Series A), (Virginia Electric & Power Co.)
5.88%, 6/01/17	200,000	206,818
Southeastern Public Service Authority, VA, Refunding Revenue Bonds, (AMBAC INS.)
5.00%, 7/01/15	500,000	538,620

Total Pollution Control		745,438

TRANSPORTATION—10.4%
Richmond, VA, Metropolitan Authority, Refunding Revenue Bonds, (National Reinsurance FGIC)
5.25%, 7/15/17	400,000	441,920
Virginia Commonwealth Transportation Board, (Series A)
5.00%, 5/15/14	500,000	574,970
Virginia Commonwealth Transportation Board, Revenue Bonds, Federal Highway Reimbursement Anticipated Note
5.00%, 9/28/15	500,000	581,800
Virginia Commonwealth Transportation Board, VA, Transportation Revenue (National Reinsurance-IBC)
5.00%, 4/01/15	400,000	430,924

Total Transportation		2,029,614

UTILITIES—1.8%
Virginia State, Resources Authority Infrastructure, Revenue Bonds, (Series A), (Pooled Loan Program)/(U.S. Treasury Obligations)/(PRF 5/01/10 @ 101)
5.10%, 5/01/25	340,000	355,419

WATER & SEWER—15.6%
Fairfax County, VA, Water Authority, Revenue Bonds, ETM, (Escrowed in U.S. Treasuries COL)
5.80%, 1/01/16	605,000	668,555
Fairfax County, VA, Water Authority, Revenue Refunding Bonds
5.00%, 4/01/21	100,000	115,455
Henrico County, VA, Water & Sewer Revenue, Refunding Bonds
5.00%, 5/01/24	550,000	609,142
Norfolk, VA, Water Revenue, Revenue Bonds, (National Reinsurance)
5.75%, 11/01/12	500,000	501,815
5.88%, 11/01/15	500,000	501,865
Upper Occoquan Sewage Authority, VA, (Series A), (National Reinsurance)
5.15%, 7/01/20	575,000	667,535

Total Water & Sewer		3,064,367

Total Virginia		17,352,591

Total Municipal Bonds (Cost $18,805,526)		19,333,699

	Number of Shares
MONEY MARKET FUND—0.8%
Dreyfus Tax Exempt Cash Fund, Institutional Shares, 0.30% (7) (Cost $162,325)	162,325	162,325

Total Investments—99.4% (Cost $18,967,851)		19,496,024

Other Assets Less Liabilities—0.6%		122,384

Total Net Assets—100.0%		$19,618,408

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $528,173. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $854,732 and net unrealized depreciation from investments for those securities having an excess of cost over value of $326,559.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$19,333,699	$—
Money Market Fund	162,325	—	—

Total	$162,325	$19,333,699	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB INTERMEDIATE-TERM BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITIES—0.9%
FINANCIAL SERVICES—0.9%
BMW Vehicle Lease Trust, 2009-1 A4
3.66%, 8/15/13	$1,000,000	$1,003,271
Ford Credit Auto Owner Trust, Series 2007-B Class A2A
5.26%, 6/15/10	115,623	115,840

Total Asset-Backed Securities (Cost $1,115,443)		1,119,111

COLLATERALIZED MORTGAGE OBLIGATIONS—12.9%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)—2.6%
American Tower Trust, Series 2007-1A, Class AFX
5.42%, 4/15/37 (2)(3)	1,000,000	954,492
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2
5.63%, 4/10/49	1,500,000	1,393,476
Morgan Stanley Capital I, Series 2005-T19, Class AAB
4.85%, 6/12/47	950,000	953,870

Total Commercial Mortgage-Backed Securities		3,301,838

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—7.8%
Series 1920, Class H
7.00%, 1/15/12	210,053	220,249
Series 1993-160, Class AJ
6.50%, 4/25/23	4,157	4,155
Series 2672, Class WA
4.00%, 9/15/10	462,097	472,073
Series 2872, Class GB
5.00%, 5/15/28	6,772,124	7,033,890
Series R001-AE
4.38%, 4/15/15	2,308,010	2,320,457

Total Federal Home Loan Mortgage Corporation		10,050,824

WHOLE LOAN—2.5%
Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1
5.10%, 8/25/09 (1)	1,903,408	1,486,327
Structured Asset Securities Corp., Series 2005-1, Class 6A1
6.00%, 2/25/35	1,946,244	1,720,853

Total Whole Loan		3,207,180

Total Collateralized Mortgage Obligations (Cost $17,208,834)		16,559,842

COMMERCIAL PAPER—3.5% (6)
ASSET-BACKED SECURITIES—0.8%
FCAR Owner Trust Series I
0.95%, 8/03/09	1,000,000	999,921

DIVERSIFIED FINANCIAL SERVICES—0.8%
Atlantis One Funding Corp.
0.17%, 8/05/09 (2)(3)	1,000,000	999,976

PHARMACEUTICALS—1.1%
Johnson & Johnson
0.14%, 8/10/09 (2)(3)	1,500,000	1,499,942

TRANSPORTATION—0.8%
Burlington North Santa Fe
0.30%, 8/04/09 (2)(3)	1,000,000	999,967

Total Commercial Paper (Cost $4,499,851)		4,499,806

CORPORATE BONDS—44.0%
AEROSPACE & DEFENSE—1.0%
Boeing Co., Sr. Unsecured
5.88%, 2/15/40	250,000	264,943
United Technologies Corp., Sr. Unsecured
4.88%, 5/01/15	960,000	1,013,231

Total Aerospace & Defense		1,278,174

AGRICULTURE—0.2%
Bunge Ltd., Finance Corp., Company Guaranteed
8.50%, 6/15/19	250,000	279,593

AUTO MANUFACTURERS—0.4%
Daimler Finance North America LLC, Company Guaranteed, MTN
5.75%, 9/08/11	500,000	514,259

BANKS—9.0%
Barclays Bank Plc., Sr. Unsecured
6.75%, 5/22/19	500,000	544,611
Bank of America Corp.
7.13%, 10/15/11	800,000	852,697
Bank of America Corp., Sr. Unsecured
7.38%, 5/15/14	750,000	819,941
Bank of America Corp., Unsecured
6.50%, 8/01/16	1,250,000	1,273,893
BankBoston Capital Trust III, Company Guaranteed
1.38%, 9/15/09 (1)	1,000,000	526,685
BB&T Corp.
4.75%, 10/01/12	500,000	508,686
JP Morgan Chase Bank NA
6.00%, 10/01/17	750,000	753,343
KeyBank NA, MTN
5.45%, 3/03/16	1,000,000	865,444
Morgan Stanley, Sr. Unsecured
4.00%, 1/15/10	1,000,000	1,013,602
PNC Bank NA, Subordinated, BKNT
6.88%, 4/01/18	500,000	528,037
PNC Funding Corp., Company Guaranteed
6.70%, 6/10/19	500,000	549,863
State Street Corp., Sr. Unsecured
4.30%, 5/30/14	250,000	259,951
US Bancorp, Sr. Notes
4.20%, 5/15/14	500,000	521,373
US Bank NA, Sr. Unsecured, MTN
5.92%, 5/25/12	1,085,776	1,138,820
US Bank NA, Subordinated
6.30%, 2/04/14	305,000	341,118
Wells Fargo & Co., Sr. Unsecured
5.63%, 12/11/17	1,000,000	1,036,492

Total Banks		11,534,556

BEVERAGES—2.0%
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed
6.88%, 11/15/19 (2)(3)	500,000	560,345
Coca-Cola Enterprises, Inc., Sr. Unsecured
1.61%, 8/06/09 (1)	1,000,000	1,002,143
4.25%, 3/01/15	500,000	525,280
Fortune Brands, Inc., Sr. Unsecured
6.38%, 6/15/14	500,000	513,168

Total Beverages		2,600,936

BUILDING MATERIALS—0.2%
Owens Corning, Company Guaranteed
9.00%, 6/15/19	250,000	256,563

CAPITAL MARKETS—0.8%
Jefferies Group, Inc., Sr. Unsecured
8.50%, 7/15/19	1,000,000	1,035,488

CHEMICALS—0.8%
Yara International ASA, Notes
7.88%, 6/11/19 (2)(3)	1,000,000	1,066,812

COMMERCIAL SERVICES—0.4%
Iron Mountain, Inc., Company Guaranteed
8.00%, 6/15/20	500,000	491,250

DIVERSIFIED FINANCIAL SERVICES—2.9%
Ford Motor Credit Co., LLC, Sr. Unsecured
2.08%, 10/15/09 (1)	900,000	874,125
Ford Motor Credit Co., LLC, Unsecured
8.00%, 6/01/14	1,000,000	930,000
IBM International Group Capital, Company Guaranteed
5.05%, 10/22/12	1,000,000	1,081,162
SLM Corp., Sr. Unsecured, MTN
.66%, 10/26/09 (1)	1,000,000	881,607

Total Diversified Financial Services		3,766,894

ELECTRIC—2.8%
Centerpoint Energy, Inc., Sr. Unsecured
6.50%, 5/01/18	125,000	115,751
Consolidated Edison Co of New York, Inc., Sr. Unsecured, Series 00-B
7.50%, 9/01/10	1,500,000	1,592,293
DTE Energy Co., Sr. Unsecured
7.63%, 5/15/14	250,000	267,220
Duke Energy Corp., Sr. Unsecured
6.30%, 2/01/14	250,000	277,255
Kansas Gas & Electric, 1st Mortgage
6.70%, 6/15/19 (2)(3)	250,000	276,966
Progress Energy, Inc., Sr. Unsecured
6.05%, 3/15/14	1,000,000	1,083,520

Total Electric		3,613,005

ENERGY EQUIPMENT & SERVICES—0.4%
National-Oilwell Varco, Inc., Sr. Unsecured
5.65%, 11/15/12	500,000	505,272

FOOD—2.8%
ConAgra Foods, Inc., Sr. Unsecured
7.88%, 9/15/10	438,000	467,298
General Mills, Inc., Sr. Unsecured
6.00%, 2/15/12	500,000	544,609
Kellogg Co., Sr. Unsecured
4.45%, 5/30/16	250,000	260,647
Kraft Foods, Inc., Sr. Unsecured
5.63%, 11/01/11	850,000	920,602
Kroger Co.
7.50%, 1/15/14	500,000	567,441
McCormick & Co., Inc., Sr. Unsecured
5.75%, 12/15/17	500,000	581,393
Sysco Corp., Sr. Unsecured
5.38%, 3/17/19	250,000	268,299

Total Food		3,610,289

GAS—0.4%
Sempra Energy, Sr. Unsecured
6.50%, 6/01/16	500,000	552,952

IRON/STEEL—0.4%
ArcelorMittal, Sr. Unsecured
9.85%, 6/01/19	500,000	579,564

MEDIA—1.7%
COX Enterprises, Inc., Sr. Unsecured
7.88%, 9/15/10 (2)(3)	1,000,000	1,035,100
Walt Disney Co., Sr. Unsecured, MTNC
0.58%, 10/16/09 (1)	1,200,000	1,201,351

Total Media		2,236,451

METALS & MINING—0.8%
Xstrata Canada Corp., Company Guaranteed
7.25%, 7/15/12	1,000,000	1,033,960

MISCELLANEOUS MANUFACTURING—0.4%
ITT Corp., Sr. Unsecured
6.13%, 5/01/19	250,000	267,865
Harris Corp.
6.38%, 6/15/19	250,000	273,803

Total Miscellaneous Manufacturing		541,668

MULTI-UTILITIES—0.8%
CenterPoint Energy, Inc., Sr. Unsecured, Series B
7.25%, 9/01/10	500,000	513,271
Dominion Resources, Inc., Sr. Unsecured,
Series A
5.60%, 11/15/16	500,000	520,013

Total Multi-Utilities		1,033,284

OIL & GAS—7.1%
Anadarko Finance Co., Company Guaranteed, Series B
6.75%, 5/01/11	715,000	760,008
Anadarko Petroleum Corp., Sr. Unsecured
5.75%, 6/15/14	250,000	262,979
ConocoPhillips, Sr. Unsecured
8.75%, 5/25/10	2,265,000	2,416,928
Devon Financing Corp., Company Guaranteed
6.88%, 9/30/11	1,000,000	1,094,425
Dolphin Energy Ltd., Sr. Secured
5.89%, 6/15/19 (2)(3)	750,000	753,823
Enterprise Products Operating LLC, Company Guaranteed, Series B
7.03%, 1/15/68	1,000,000	822,402
Enterprise Products Operating LP, Company Guaranteed, Series F
4.63%, 10/15/09	500,000	502,765
Occidental Petroleum Corp., Sr. Unsecured
4.13%, 6/01/16	500,000	516,246
Pioneer Natural Resources Co., Sr. Unsecured
6.88%, 5/01/18	1,000,000	918,012
Rowan Cos, Inc., Sr. Unsecured
7.88%, 8/01/19	500,000	537,439
XTO Energy, Inc., Sr. Unsecured
6.50%, 12/15/18	500,000	558,245

Total Oil & Gas		9,143,272

PHARMACEUTICALS—1.0%
Merck & Co., Inc., Sr. Unsecured
5.85%, 6/30/39	250,000	274,448
Pfizer, Inc., Sr. Unsecured
2.58%, 9/15/09 (1)	1,000,000	1,031,564

Total Pharmaceuticals		1,306,012

REAL ESTATE INVESTMENT TRUSTS (REIT)—1.1%
HRPT Properties Trust, Sr. Unsecured
6.65%, 1/15/18	500,000	410,521
Simon Property Group LP, Sr. Unsecured
6.75%, 5/15/14	500,000	520,707

Simon Property Group, Inc., Sr. Unsecured
5.38%, 6/01/11	500,000	515,001

Total Real Estate Investment Trusts		1,446,229

RETAIL—0.2%
Staples, Inc., Company Guaranteed
7.75%, 4/01/11	250,000	265,889

RESTAURANTS—0.9%
Yum! Brands, Inc., Sr. Unsecured
8.88%, 4/15/11	1,000,000	1,095,347

SOFTWARE—1.1%
Oracle Corp., Sr. Unsecured
5.00%, 1/15/11	800,000	843,509
3.75%, 7/08/14	500,000	520,581

Total Software		1,364,090

TELECOMMUNICATIONS—2.8%
American Tower Corp., Sr. Unsecured
7.13%, 10/15/12	1,000,000	1,017,500
AT&T, Inc., Sr. Unsecured
6.25%, 3/15/11	770,000	817,828
6.70%, 11/15/13	1,000,000	1,143,362
Verizon Wireless Capital LLC, Sr. Unsecured
8.50%, 11/15/18 (2)(3)	500,000	629,288

Total Telecommunications		3,607,978

TRANSPORTATION—1.6%
Korea Railroad Corp., Sr. Unsecured
5.38%, 5/15/13 (2)(3)	500,000	499,665
Canadian National RR Co., Sr. Unsecured
5.85%, 11/15/17	500,000	538,091
FedEx Corp., Company Guaranteed
5.50%, 8/15/09	510,000	510,757
Norfolk Southern Corp., Sr. Unsecured
5.90%, 6/15/19	250,000	269,717
Union Pacific Corp., Sr. Unsecured
5.75%, 11/15/17	250,000	263,730

Total Transportation		2,081,960

Total Corporate Bonds (Cost $55,050,206)		56,841,747

ENHANCED EQUIPMENT TRUST CERTIFICATE—1.0%
AIRLINES—1.0%
American Airlines Pass Through Trust, Pass-Thru Certificates, Series 2009-1A
10.38%, 7/02/19	500,000	505,625
Delta Airlines, Inc., Pass-Thru Certificates, Series 071A
6.82%, 8/10/22	907,561	770,859

Total Enhanced Equipment Trust Certificate (Cost $1,395,309)		1,276,484

MORTGAGE-BACKED SECURITIES—33.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—15.8%
Pool A18401
6.00%, 2/01/34	254,240	268,525
Pool C90293
7.50%, 9/01/19	393,571	431,111
Pool C90504
6.50%, 12/01/21	186,606	200,411
Pool E76204
5.50%, 4/01/14	2,494	2,600

Pool E83022
6.00%, 4/01/16	119,401	127,181
Pool E92817
5.00%, 12/01/17	735,508	771,824
Pool G03703
5.50%, 12/01/37	3,821,576	3,967,034
Pool G11311
5.00%, 10/01/17	584,308	613,524
Pool G12709
5.00%, 7/01/22	6,420,074	6,676,877
Pool G13077
5.50%, 4/01/23	7,003,956	7,343,210

Total Federal Home Loan Mortgage Corporation		20,402,297

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—16.7%
Pool 254240
7.00%, 3/01/32	266,379	291,851
Pool 256674
6.00%, 4/01/37	4,220,240	4,433,099
Pool 303831
6.00%, 4/01/11	34,518	35,495
Pool 313224
7.00%, 12/01/11	42,661	44,062
Pool 424286
6.50%, 6/01/13	24,528	25,817
Pool 526062
7.50%, 12/01/29	32,736	36,069
Pool 619054
5.50%, 2/01/17	382,298	402,846
Pool 832365
5.50%, 8/01/20	3,420,406	3,601,047
Pool 838741
5.00%, 9/01/20	3,141,677	3,284,034
Pool 839291
5.00%, 9/01/20	100,132	104,669
Pool 885704
6.00%, 10/01/36	5,989,388	6,295,222
Pool 933147
5.50%, 10/01/37	2,795,320	2,902,241

Total Federal National Mortgage Association		21,456,452

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—0.8%
Pool 426727
7.00%, 2/15/29	34,137	37,287
Pool 780825
6.50%, 7/15/28	314,507	339,470
Pool 781231
7.00%, 12/15/30	136,411	148,977
Pool II 2616
7.00%, 7/20/28	149,673	163,113
Pool II 2701
6.50%, 1/20/29	290,902	313,265

Total Government National Mortgage Association		1,002,112

Total Mortgage-Backed Securities (Cost $41,031,900)		42,860,861

U.S. TREASURY—0.8%
INFLATION INDEXED BONDS—0.8%
3.00%, 7/15/12	380,000	477,046
1.63%, 1/15/15	500,000	557,808

Total U.S. Treasury (Cost $1,022,809)		1,034,854

	Number of Shares
MONEY MARKET FUND—3.2%
Dreyfus Cash Management Fund, Institutional Shares, 0.35% (7) (Cost $4,176,258)	4,176,258	4,176,258

Total Investments—99.6% (Cost $125,500,610)		128,368,963

Other Assets Less Liabilities—0.4%		479,849

Total Net Assets—100.0%		$128,848,812

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $2,868,353. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,672,425 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,804,072.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$1,119,111	$—
Collateralized Mortgage Obligations	—	16,559,842	—
Commercial Paper	—	4,499,806	—
Corporate Bonds	—	56,841,747	—
Enhanced Equipment Trust Certificate	—	1,276,484	—
Mortgage-Backed Securities	—	42,860,861	—
U.S. Treasury	—	1,034,854	—
Money Market Fund	4,176,258	—	—

Total	$4,176,258	$124,192,705	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITIES—1.3%
FINANCIAL SERVICES—1.3%
Daimler Chrysler Auto Trust, Series 2008-B, Class A2A
3.81%, 7/08/11	$814,139	$820,913
LA Arena Funding LLC, Class A,
7.66%, 12/15/26 (2)(3)	1,577,936	1,484,989

Total Asset-Backed Securities (Cost $2,392,046)		2,305,902

COLLATERALIZED MORTGAGE OBLIGATIONS—8.9%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)—1.8%
American Tower Trust, Series 2007-1A, Class AFX
5.42%, 4/15/37 (2)(3)	1,000,000	954,492
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2
5.63%, 4/10/49	1,500,000	1,393,476
Morgan Stanley Capital I, Series 2005-T19, Class AAB
4.85%, 6/12/47	950,000	953,870

Total Commercial Mortgage-Backed Securities		3,301,838

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—0.1%
Series 1920, Class H
7.00%, 1/15/12	210,054	220,250

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—0.0% **
Series 1988-23, Class C
9.75%, 9/25/18	13,448	15,043

WHOLE LOAN—7.0%
Banc of America Mortgage Securities, Series 2004-A, Class 2A1
5.46%, 8/25/09 (1)	709,072	589,535
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-8, Class 2A1
4.50%, 6/25/19	4,431,262	4,302,167
GSR Mortgage Loan Trust, Series 2006-2F, Class 2A15
5.75%, 2/25/36	972,466	853,061
Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1
5.10%, 8/25/09 (1)	1,903,409	1,486,327
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8
4.75%, 11/25/18	497,409	490,227
Structured Asset Securities Corp., Series 2005-1, Class 6A1
6.00%, 2/25/35	1,459,683	1,290,640
WaMu Mortgage Pass Through Certificates, Series 2004-CB1, Class 1A
5.25%, 6/25/19	3,621,561	3,602,625

Total Whole Loan		12,614,582

Total Collateralized Mortgage Obligations (Cost $17,054,962)		16,151,713

COMMERCIAL PAPER—3.0% (6)
ASSET-BACKED SECURITIES—0.8%
FCAR Owner Trust Series I
0.95%, 8/03/09	1,500,000	1,499,881

HOUSEHOLD PRODUCTS—0.6%
Clorox Company
0.32%, 8/03/09 (2)(3)	1,000,000	999,973

OIL & GAS FIELD SERVICES—0.5%
Devon Energy Corp.
0.30%, 8/07/09 (2)(3)	1,000,000	999,942

PHARMACEUTICALS—0.5%
Johnson & Johnson
0.14%, 8/10/09 (2)(3)	1,000,000	999,961

TRANSPORTATION—0.6%
Burlington North Santa Fe
0.30%, 8/04/09 (2)(3)	1,000,000	999,967

Total Commercial Paper (Cost $5,499,793)		5,499,724

CORPORATE BONDS—46.4%
AEROSPACE & DEFENSE—1.0%
BAE Systems Holdings, Inc., Company Guaranteed
6.38%, 6/01/19 (2)(3)	500,000	512,702
Boeing Co., Sr. Unsecured
5.88%, 2/15/40	250,000	264,943
United Technologies Corp., Sr. Unsecured
4.38%, 5/01/10	1,000,000	1,026,809

Total Aerospace & Defense		1,804,454

AGRICULTURE—0.2%
Bunge Ltd., Finance Corp., Company Guaranteed
8.50%, 6/15/19	250,000	279,593

AUTO MANUFACTURERS—0.3%
Daimler Finance North America LLC, Company Guaranteed, MTN
5.75%, 9/08/11	500,000	514,259

BANKS—9.9%
Bank of America Corp., Subordinated
7.13%, 10/15/11	200,000	213,174
Bank of America Corp., Sr. Unsecured
7.38%, 5/15/14	750,000	819,941
Bank of America Corp., Unsecured
6.50%, 8/01/16	1,250,000	1,273,893
Bank of New York Institutional Capital Trust A, Jr. Subordinated
7.78%, 12/01/26 (2)(3)	1,500,000	1,201,342
BankBoston Capital Trust III, Company Guaranteed
1.38%, 9/15/09 (1)	900,000	474,017
Barclays Bank Plc., Sr. Unsecured
6.75%, 5/22/19	500,000	544,611
BB&T Corp., Subordinated
4.75%, 10/01/12	500,000	508,686
BB&T Corp., Sr. Unsecured
3.85%, 7/27/12	1,000,000	1,012,872
6.85%, 4/30/19	1,500,000	1,623,967
Capital One Financial Corp., Senior Notes
7.38%, 5/23/14	250,000	272,304

Citigroup, Inc., Sr. Unsecured
5.50%, 4/11/13	1,000,000	990,329
Citigroup, Inc., Unsecured
8.50%, 5/22/19	1,000,000	1,066,546
Credit Suisse, Senior Notes
5.50%, 5/01/14	1,000,000	1,079,938
Goldman Sachs Group, Inc., Senior Notes, MTN
6.00%, 5/01/14	500,000	543,953
Goldman Sachs Group, Inc., Sr. Unsecured
5.25%, 4/01/13	1,000,000	1,053,690
JP Morgan Chase Bank NA, Subordinated, BKNT
6.00%, 10/01/17	750,000	753,343
KeyBank NA, Subordinated, MTN
5.45%, 3/03/16	1,000,000	865,444
Morgan Stanley, Sr. Unsecured
4.00%, 1/15/10	500,000	506,801
PNC Bank NA, Subordinated, BKNT
6.88%, 4/01/18	1,000,000	1,056,074
PNC Funding Corp., Company Guaranteed
6.70%, 6/10/19	500,000	549,863
State Street Corp., Sr. Unsecured
4.30%, 5/30/14	250,000	259,951
US Bancorp, Senior Notes
4.20%, 5/15/14	500,000	521,373
US Bank NA, Sr. Unsecured, MTN
5.92%, 5/25/12	723,851	759,214

Total Banks		17,951,326

BEVERAGES—1.6%
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed
6.88%, 11/15/19 (2)(3)	500,000	560,345
Bottling Group LLC, Sr. Unsecured
5.13%, 1/15/19	500,000	532,502
Coca-Cola Co., Sr. Unsecured
4.88%, 3/15/19	750,000	790,798
Coca-Cola Enterprises, Inc., Sr. Unsecured
4.25%, 3/01/15	500,000	525,280
Fortune Brands, Inc., Sr. Unsecured
6.38%, 6/15/14	500,000	513,168

Total Beverages		2,922,093

BUILDING MATERIALS—0.1%
Owens Corning, Company Guaranteed
9.00%, 6/15/19	250,000	256,563

CAPITAL MARKETS—0.6%
Jefferies Group, Inc., Sr. Unsecured
8.50%, 7/15/19	1,000,000	1,035,488

CHEMICALS—1.1%
Dow Chemical Co., Sr. Unsecured
8.55%, 5/15/19	500,000	558,711
9.40%, 5/15/39	250,000	302,190
Yara International ASA, Notes
7.88%, 6/11/19 (2)(3)	1,000,000	1,066,812

Total Chemicals		1,927,713

COMMERCIAL SERVICES—0.6%
Board of Trustees of The Leland Stanford Junior University, Bonds
4.75%, 5/01/19	500,000	511,522
Iron Mountain, Inc., Company Guaranteed
8.00%, 6/15/20	500,000	491,250

Total Commercial Services		1,002,772

COSMETICS/PERSONAL CARE—0.6%
Procter & Gamble Co., Sr. Unsecured
5.80%, 8/15/34	1,000,000	1,107,500

DIVERSIFIED FINANCIAL SERVICES—4.2%
ASIF Global Financing XIX, Sr. Unsecured
4.90%, 1/17/13 (2)(3)	1,175,000	1,024,013
Ford Motor Credit Co., LLC, Sr. Unsecured
2.08%, 10/15/09 (1)	1,000,000	971,250
Ford Motor Credit Co., LLC, Unsecured
8.00%, 6/01/14	1,500,000	1,395,000
General Electric Capital Corp., Subordinated
6.38%, 11/15/67	1,000,000	739,563
International Lease Finance Corp., Sr. Unsecured
5.88%, 5/01/13	1,150,000	795,225
JP Morgan Chase Capital XVIII, Series R, Company Guaranteed
6.95%, 8/17/36	1,000,000	899,283
MBNA Capital, Bank Guaranteed, Class A
8.28%, 12/01/26	1,000,000	857,500
SLM Corp., Sr. Unsecured, MTN
4.50%, 7/26/10	500,000	468,877
SLM Corp., Sr. Unsecured, MTN
0.66%, 10/26/09 (1)	500,000	440,804

Total Diversified Financial Services		7,591,515

ELECTRIC—3.2%
American Electric Power Co., Inc., Sr. Unsecured, Class C
5.38%, 3/15/10	250,000	256,185
Centerpoint Energy, Inc., Sr. Unsecured
6.50%, 5/01/18	125,000	115,751
Centerpoint Energy, Inc., Sr. Unsecured, Series B
6.85%, 6/01/15	1,250,000	1,215,828
DTE Energy Co., Sr. Unsecured
7.63%, 5/15/14	250,000	267,220
Duke Energy Corp., Sr. Unsecured
6.30%, 2/01/14	250,000	277,255
Florida Power & Light Co., 1St Mortgage
5.96%, 4/01/39	1,000,000	1,079,130
Kansas Gas & Electric, 1St Mortgage
6.70%, 6/15/19 (2)(3)	250,000	276,966
PPL Electric Utilities Corp., 1st Mortgage
6.25%, 5/15/39	500,000	549,112
Progress Energy, Inc., Sr. Unsecured
6.05%, 3/15/14	1,000,000	1,083,520
Virginia Electric and Power Co., Sr. Unsecured
8.88%, 11/15/38	500,000	712,967

Total Electric		5,833,934

ELECTRICAL COMPONENTS & EQUIPMENT—0.1%
Emerson Electric Co., Sr. Unsecured
6.13%, 4/15/39	200,000	215,418

ENERGY EQUIPMENT & SERVICES—0.8%
National-Oilwell Varco, Inc., Sr. Unsecured
5.65%, 11/15/12	1,500,000	1,515,815

FOOD—2.3%
General Mills, Inc., Sr. Unsecured
6.00%, 2/15/12	500,000	544,609
5.65%, 2/15/19	250,000	273,059
Kellogg Co., Sr. Unsecured
4.45%, 5/30/16	250,000	260,647
Kraft Foods, Inc., Sr. Unsecured
5.63%, 11/01/11	1,000,000	1,083,061
Kroger Co., Company Guaranteed
7.50%, 1/15/14	500,000	567,441
8.00%, 9/15/29	500,000	614,852
McCormick & Co., Inc., Sr. Unsecured
5.75%, 12/15/17	500,000	581,393
Sysco Corp., Sr. Unsecured
5.38%, 3/17/19	250,000	268,299

Total Food		4,193,361

GAS—0.3%
Sempra Energy, Sr. Unsecured
6.50%, 6/01/16	500,000	552,952

INSURANCE—0.3%
Prudential Financial, Inc., Senior Notes
6.20%, 1/15/15	500,000	517,449

IRON/STEEL—0.3%
ArcelorMittal, Sr. Unsecured
9.85%, 6/01/19	500,000	579,564

MEDIA—3.6%
Comcast Corp., Company Guaranteed
5.90%, 3/15/16	1,000,000	1,073,890
5.70%, 7/01/19	1,500,000	1,607,560
COX Enterprises, Inc., Sr. Unsecured
7.88%, 9/15/10 (2)(3)	1,000,000	1,035,100
Time Warner Cable, Inc., Company Guaranteed
6.75%, 6/15/39	500,000	535,951
8.25%, 4/01/19	1,000,000	1,217,775
Walt Disney Co., Sr. Unsecured, MTNC
5.70%, 7/15/11	1,000,000	1,080,927

Total Media		6,551,203

METALS & MINING—1.0%
Rio Tinto Finance USA Ltd., Company Guaranteed
9.00%, 5/01/19	750,000	883,847
Xstrata Canada Corp., Company Guaranteed
7.25%, 7/15/12	500,000	516,980
Xstrata Finance Canada Ltd., Company Guaranteed
6.90%, 11/15/37 (2)(3)	500,000	387,033

Total Metals & Mining		1,787,860

MISCELLANEOUS MANUFACTURING—0.3%
Harris Corp., Notes
6.38%, 6/15/19	250,000	273,803
ITT Corp., Sr. Unsecured
6.13%, 5/01/19	250,000	267,865

Total Miscellaneous Manufacturing		541,688

MULTI-UTILITIES—0.3%
Dominion Resources, Inc., Sr. Unsecured, Series A
5.60%, 11/15/16	500,000	520,013

OIL & GAS—3.6%
Anadarko Petroleum Corp., Sr. Unsecured
5.75%, 6/15/14	250,000	262,979
ConocoPhillips, Sr. Unsecured
8.75%, 5/25/10	1,000,000	1,067,076
Dolphin Energy Ltd., Sr. Secured
5.89%, 6/15/19 (2)(3)	750,000	753,823
Enterprise Products Operating LLC, Company Guaranteed, Series B
7.03%, 1/15/68	1,000,000	822,402
Occidental Petroleum Corp., Sr. Unsecured
4.13%, 6/01/16	500,000	516,246
Pioneer Natural Resources Co., Sr. Unsecured
6.88%, 5/01/18	1,000,000	918,012
Rowan Cos, Inc., Sr. Unsecured
7.88%, 8/01/19	500,000	537,439
Valero Energy Corp., Sr. Unsecured
10.50%, 3/15/39	500,000	597,407
XTO Energy, Inc., Sr. Unsecured
6.50%, 12/15/18	1,000,000	1,116,490

Total Oil & Gas		6,591,874

OIL & GAS FIELD SERVICES—0.7%
NuStar Pipeline Operating Partnership, LP, Sr. Unsecured
5.88%, 6/01/13	1,250,000	1,175,888

OIL & GAS SERVICES—1.2%
Halliburton Co., Sr. Unsecured
5.50%, 10/15/10	1,000,000	1,046,512
Smith International, Inc., Sr. Unsecured
8.63%, 3/15/14	1,000,000	1,140,701

Total Oil & Gas Services		2,187,213

PHARMACEUTICALS—0.7%
Abbott Laboratories, Sr. Unsecured
5.13%, 4/01/19	1,000,000	1,070,120
Merck & Co., Inc., Sr. Unsecured
5.85%, 6/30/39	250,000	274,448

Total Pharmaceuticals		1,344,568

PIPELINES—0.3%
Kinder Morgan Energy Partners LP, Sr. Unsecured
6.85%, 2/15/20	500,000	556,226

REAL ESTATE INVESTMENT TRUSTS (REIT)—1.1%
Boston Properties, LP, Sr. Unsecured
5.00%, 6/01/15	650,000	602,296
HRPT Properties Trust, Sr. Unsecured
6.65%, 1/15/18	500,000	410,521
Simon Property Group LP, Sr. Unsecured
6.75%, 5/15/14	500,000	520,706
5.38%, 6/01/11	500,000	515,001

Total Real Estate Investment Trusts		2,048,524

RESTAURANTS—0.5%
Yum! Brands, Inc., Sr. Unsecured
8.88%, 4/15/11	802,000	878,469

RETAIL—1.4%
CVS Caremark Corp., Sr. Unsecured
6.13%, 8/15/16	1,000,000	1,097,722
McDonald’s Corp., Sr. Unsecured, MTN
6.30%, 3/01/38	1,000,000	1,150,936
Staples, Inc., Company Guaranteed
7.75%, 4/01/11	250,000	265,889

Total Retail		2,514,547

SOFTWARE—0.3%
Oracle Corp., Sr. Unsecured
3.75%, 7/08/14	500,000	520,581

TELECOMMUNICATIONS—2.4%
American Tower Corp., Sr. Unsecured
7.13%, 10/15/12	1,500,000	1,526,250
AT&T, Inc., Sr. Unsecured
6.70%, 11/15/13	1,000,000	1,143,362
Verizon Communications, Inc., Sr. Unsecured
6.35%, 4/01/19	1,000,000	1,132,413
Verizon Wireless Capital LLC, Sr. Unsecured
8.50%, 11/15/18 (2)(3)	500,000	629,288

Total Telecommunications		4,431,313

TRANSPORTATION—1.5%
Burlington Northern Santa Fe Corp., Sr. Unsecured
6.20%, 8/15/36	1,000,000	1,044,950
Korea Railroad Corp., Sr. Unsecured
5.38%, 5/15/13 (2)(3)	500,000	499,665
Norfolk Southern Corp., Sr. Unsecured
5.90%, 6/15/19	250,000	269,717
Union Pacific Corp., Sr. Unsecured
5.75%, 11/15/17	900,000	949,427

Total Transportation		2,763,759

Total Corporate Bonds (Cost $82,031,005)		84,215,475

ENHANCED EQUIPMENT TRUST CERTIFICATE—0.5%
AIRLINES—0.5%
American Airlines Pass Through Trust, Pass-Thru Certificates, Series 2009-1A
10.38%, 7/02/19	500,000	505,625
Delta Airlines, Inc., Pass-Thru Certificates, Series 071A
6.82%, 8/10/22	453,780	385,430

Total Enhanced Equipment Trust Certificate (Cost $953,780)		891,055

MORTGAGE-BACKED SECURITIES—25.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—17.2%
Gold Pool 1181
5.00%, 8/15/33	6,000,000	6,135,936
Gold Pool A13990
4.50%, 10/01/33	308,591	311,730
Gold Pool B17616
5.50%, 1/01/20	417,874	438,754

Gold Pool C00478
8.50%, 9/01/26	40,476	44,718
Gold Pool C01272
6.00%, 12/01/31	264,724	279,867
Gold Pool C79603
6.00%, 2/01/33	170,368	179,941
Gold Pool E00560
6.00%, 7/01/13	116,841	122,844
Pool 170027
14.75%, 3/01/10	9	10
Pool A83578
5.00%, 12/01/38	1,356,388	1,391,654
Pool G02296
5.00%, 6/01/36	2,910,917	2,992,058
Pool G02976
5.50%, 6/01/37	2,506,454	2,601,856
Pool G02988
6.00%, 5/01/37	2,318,480	2,434,259
Pool G03703
5.50%, 12/01/37	1,146,473	1,190,110
Pool G04338
5.50%, 5/01/38	10,000,000	10,380,625
Pool G04776
5.50%, 7/01/38	1,648,869	1,711,629
Pool G12709
5.00%, 7/01/22	986,616	1,026,080

Total Federal Home Loan Mortgage Corporation		31,242,071

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—8.1%
Pool 254007
6.50%, 10/01/31	118,080	127,443
Pool 254759
4.50%, 6/01/18	698,596	727,195
Pool 329794
7.00%, 2/01/26	134,793	148,612
Pool 346537
6.00%, 5/01/11	86,828	92,171
Pool 398162
6.50%, 1/01/28	62,203	67,389
Pool 398938
6.50%, 10/01/27	48,503	52,546
Pool 402255
6.50%, 12/01/27	9,248	10,019
Pool 535939
6.00%, 5/01/16	246,276	263,045
Pool 638023
6.50%, 4/01/32	383,677	413,548
Pool 642345
6.50%, 5/01/32	291,796	314,845
Pool 651292
6.50%, 7/01/32	291,417	314,435
Pool 686398
6.00%, 3/01/33	548,508	579,627
Pool 688987
6.00%, 5/01/33	730,755	772,214
Pool 695818
5.00%, 4/01/18	1,359,346	1,427,738

Pool 885704
6.00%, 10/01/36	2,994,694	3,147,610
Pool 889995
5.50%, 9/01/38	4,818,919	5,003,242
Pool 975207
5.00%, 3/01/23	1,129,345	1,175,225

Total Federal National Mortgage Association		14,636,904

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—0.5%
Pool 354677
7.50%, 10/15/23	87,161	95,079
Pool 354713
7.50%, 12/15/23	44,185	48,200
Pool 354765
7.00%, 2/15/24	146,901	160,298
Pool 354827
7.00%, 5/15/24	123,877	135,175
Pool 360869
7.50%, 5/15/24	36,063	40,212
Pool 361843
7.50%, 10/15/24	77,158	86,036
Pool 373335
7.50%, 5/15/22	29,145	32,427
Pool 385623
7.00%, 5/15/24	100,661	110,192
Pool 503405
6.50%, 4/15/29	201,401	217,387
Pool II 2077
7.00%, 9/20/25	35,829	39,174

Total Government National Mortgage Association		964,180

Total Mortgage-Backed Securities (Cost $45,553,877)		46,843,155

U.S. TREASURY—14.7%
INFLATION INDEXED BONDS—0.1%
2.00%, 1/15/14	100,000	118,018

U.S. TREASURY NOTE—14.6%
0.88%, 12/31/10	9,000,000	9,011,249
1.38%, 2/15/12	5,000,000	4,997,656
1.75%, 3/31/14	4,000,000	3,886,875
2.63%, 6/30/14	1,300,000	1,308,328
4.50%, 2/15/16	1,300,000	1,415,782
3.75%, 11/15/18	500,000	511,094
2.75%, 2/15/19	3,000,000	2,824,219
3.13%, 5/15/19	1,000,000	971,094
4.50%, 5/15/38	1,585,000	1,638,246

Total U.S. Treasury Note		26,564,543

Total U.S. Treasury (Cost $27,392,788)		26,682,561

TAXABLE MUNICIPAL—0.5%
GENERAL REVENUE—0.5%
Contra Costa County Public Financing Authority, CA, (National Reinsurance)
5.52%, 8/01/17
(Cost $970,000)	970,000	948,815

	Number of Shares
MONEY MARKET FUND—3.8%
Dreyfus Cash Management Fund, Institutional Shares, 0.35% (7) (Cost $6,898,149)	6,898,149	6,898,149

Total Investments—104.9% (Cost $188,746,400)		190,436,549

Other Assets Less Liabilities—(4.9%)		(9,040,197)

Total Net Assets—100.0%		$181,396,352

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $1,690,149. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,117,416 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,427,267.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$2,305,902	$—
Collateralized Mortgage Obligations	—	16,151,713	—
Commercial Paper	—	5,499,724	—
Corporate Bonds	—	84,215,475	—
Enhanced Equipment Trust Certificate	—	891,055	—
Mortgage-Backed Securities	—	46,843,155	—
U.S. Treasury	—	26,682,561	—
Taxable Municipal	—	948,815	—
Money Market Fund	6,898,149	—	—

Total	$6,898,149	$183,538,400	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB MANAGED ALLOCATION FUND—CONSERVATIVE GROWTH

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

DESCRIPTION	Number of Shares	Value
MUTUAL FUNDS—92.4% (8)
EQUITY FUNDS—46.5%
MTB International Equity Fund, Institutional I Shares	206,293	$1,565,767
MTB Large Cap Growth Fund, Institutional I Shares	181,112	1,200,770
MTB Large Cap Value Fund, Institutional I Shares	74,489	609,323
MTB Mid Cap Growth Fund, Institutional I Shares	26,633	257,803
MTB Small Cap Growth Fund, Institutional I Shares	21,829	254,959

Total Equity Funds		3,888,622

FIXED INCOME FUNDS—45.9%
MTB Income Fund, Institutional I Shares	164,037	1,558,352
MTB Intermediate-Term Bond Fund, Institutional I Shares	79,525	816,717
MTB Short Duration Government Bond Fund, Institutional I Shares	40,776	402,866
MTB Short-Term Corporate Bond Fund, Institutional I Shares	80,486	809,692
MTB U.S. Government Bond Fund, Institutional I Shares	25,430	243,364

Total Fixed Income Funds		3,830,991

Total Mutual Funds (Cost $8,166,640)		7,719,613

MONEY MARKET FUND—7.7%
MTB Prime Money Market Fund, Corporate Shares, 0.13% (7)(8) (Cost $640,708)	640,708	640,708

Total Investments—100.1% (Cost $8,807,348)		8,360,321

Other Assets Less Liabilities—(0.1%)		(9,628)

Total Net Assets—100.0%		$8,350,693

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized depreciation of investments was $447,027. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $161,304 and net unrealized depreciation from investments for those securities having an excess of cost over value of $608,331.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Mutual Funds	$7,719,613	$—	$—
Money Market Fund	640,708	—	—

Total	$8,360,321	$—	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB MANAGED ALLOCATION FUND—MODERATE GROWTH

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

DESCRIPTION	Number of Shares	Value
MUTUAL FUNDS—96.8% (8)
EQUITY FUNDS—69.7%
MTB International Equity Fund, Institutional I Shares	1,300,757	$9,872,748
MTB Large Cap Growth Fund, Institutional I Shares	1,526,058	10,117,766
MTB Large Cap Value Fund, Institutional I Shares	386,252	3,159,539
MTB Mid Cap Growth Fund, Institutional I Shares	201,378	1,949,343
MTB Small Cap Growth Fund, Institutional I Shares	132,044	1,542,273

Total Equity Funds		26,641,669

FIXED INCOME FUNDS—27.1%
MTB Income Fund, Institutional I Shares	430,768	4,092,296
MTB Intermediate-Term Bond Fund, Institutional I Shares	288,574	2,963,654
MTB Short Duration Government Bond Fund, Institutional I Shares	73,982	730,939
MTB Short-Term Corporate Bond Fund, Institutional I Shares	255,576	2,571,091

Total Fixed Income Funds		10,357,980

Total Mutual Funds (Cost $39,784,611)		36,999,649

MONEY MARKET FUND—3.4%
MTB Prime Money Market Fund, Corporate Shares, 0.13% (7)(8) (Cost $1,296,301)	1,296,301	1,296,301

Total Investments—100.2% (Cost $41,080,912)		38,295,950

Other Assets Less Liabilities—(0.2%)		(68,531)

Total Net Assets—100.0%		$38,227,419

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized depreciation of investments was $2,784,962. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,399,672 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,184,634.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Mutual Funds	$36,999,649	$—	$—
Money Market Fund	1,296,301	—	—

Total	$38,295,950	$—	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB MANAGED ALLOCATION FUND—AGGRESSIVE GROWTH

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

DESCRIPTION	Number of Shares	Value
MUTUAL FUNDS—99.1% (8)
EQUITY FUNDS—98.1%
MTB International Equity Fund, Institutional I Shares	748,355	$5,680,014
MTB Large Cap Growth Fund, Institutional I Shares	1,110,135	7,360,198
MTB Large Cap Value Fund, Institutional I Shares	310,903	2,543,189
MTB Mid Cap Growth Fund, Institutional I Shares	92,564	896,023
MTB Small Cap Growth Fund, Institutional I Shares	108,357	1,265,612

Total Equity Funds		17,745,036

FIXED INCOME FUNDS—1.0%
MTB Income Fund, Institutional I Shares	19,244	182,814

Total Mutual Funds (Cost $20,568,017)		17,927,850

MONEY MARKET FUND—1.0%
MTB Prime Money Market Fund, Corporate Shares, 0.13% (7)(8) (Cost $172,252)	172,252	172,252

Total Investments—100.1% (Cost $20,740,269)		18,100,102

Other Assets Less Liabilities—(0.1%)		(11,687)

Total Net Assets—100.0%		$18,088,415

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized depreciation of investments was $2,640,167. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $193,642 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,833,809.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Mutual Funds	$17,927,850	$—	$—
Money Market Fund	172,252	—	—

Total	$18,100,102	$—	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB BALANCED FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS—47.5%
AEROSPACE & DEFENSE—0.7%
Boeing Co.	1,300	$55,783
Northrop Grumman Corp.	1,400	62,412

Total Aerospace & Defense		118,195

AIR FREIGHT & LOGISTICS—0.6%
FedEx Corp.	500	33,920
United Parcel Service, Inc., Class B	1,300	69,849

Total Air Freight & Logistics		103,769

APPAREL—0.3%
Coach, Inc.	1,100	32,549
NIKE, Inc., Class B	400	22,656

Total Apparel		55,205

AUTO PARTS & EQUIPMENT—0.1%
BorgWarner, Inc.	600	19,914

BANKS—2.5%
Bank of America Corp.	3,900	57,681
Bank of New York Mellon Corp.	2,400	65,616
Keycorp	7,100	41,038
New York Community Bancorp, Inc.	4,900	53,606
PNC Financial Services Group, Inc.	1,800	65,988
SunTrust Banks, Inc.	5,300	103,350
Wilmington Trust Corp.	2,350	27,002

Total Banks		414,281

BEVERAGES—1.0%
Coca-Cola Co.	1,400	69,776
PepsiCo, Inc.	1,800	102,150

Total Beverages		171,926

BIOTECHNOLOGY—1.4%
Amgen, Inc. *	1,200	74,772
Celgene Corp. *	1,100	62,656
Gilead Sciences, Inc. *	600	29,358
Life Technologies Corp. *	900	40,977
Myriad Genetics, Inc. *	1,100	30,162

Total Biotechnology		237,925

BUILDING MATERIALS—0.3%
Masco Corp.	3,300	45,969

CHEMICALS—1.9%
Cabot Corp.	2,200	40,260
Dow Chemical Co.	4,600	97,382
Monsanto Co.	700	58,800
Mosaic Co.	400	20,860
PPG Industries, Inc.	600	33,000
Praxair, Inc.	400	31,272
RPM International, Inc.	2,200	35,112

Total Chemicals		316,686

COAL—0.6%
Arch Coal, Inc.	4,000	69,640
Consol Energy, Inc.	1,000	35,530

Total Coal		105,170

COMMERCIAL SERVICES—0.5%
Mastercard, Inc., Class A	200	38,806
RR Donnelley & Sons Co.	3,600	50,040

Total Commercial Services		88,846

COMPUTERS—3.6%
Apple, Inc. *	800	130,712
Dell, Inc. *	3,400	45,492
Hewlett-Packard Co.	1,600	69,280
International Business Machines Corp.	900	106,137
Research In Motion Ltd. *	1,000	76,000
SanDisk Corp. *	2,000	35,640
STEC, Inc. *	1,000	34,090
Synaptics, Inc. *	1,500	35,955
Western Digital Corp. *	2,500	75,625

Total Computers		608,931

COSMETICS/PERSONAL CARE—1.4%
Avon Products, Inc.	2,700	87,426
Colgate-Palmolive Co.	400	28,976
Procter & Gamble Co.	2,000	111,020

Total Cosmetics/Personal Care		227,422

DIVERSIFIED FINANCIAL SERVICES—1.9%
BlackRock, Inc.	300	57,162
Goldman Sachs Group, Inc.	500	81,650
JPMorgan Chase & Co.	1,700	65,705
Morgan Stanley	2,600	74,100
T Rowe Price Group, Inc.	1,000	46,710

Total Diversified Financial Services		325,327

ELECTRONICS—1.6%
Dolby Laboratories, Inc., Class A *	1,300	54,119
Flextronics International Ltd. *	4,200	22,344
Garmin Ltd.	2,550	70,533
Jabil Circuit, Inc.	6,400	58,624
Koninklijke Philips Electronics NV	2,500	56,900

Total Electronics		262,520

ENGINEERING & CONSTRUCTION—0.5%
Foster Wheeler AG *	1,500	34,650
McDermott International, Inc. *	2,900	56,666

Total Engineering & Construction		91,316

ENVIRONMENTAL CONTROL—0.0% **
Republic Services, Inc.	100	2,660

FOREST PRODUCTS & PAPER—0.3%
Plum Creek Timber Co., Inc., (REIT)	1,600	50,048

HAND/MACHINE TOOLS—0.2%
Stanley Works	900	36,135

HEALTH CARE—PRODUCTS—0.9%
Johnson & Johnson	1,100	66,979
St. Jude Medical, Inc. *	1,200	45,252
Zimmer Holdings, Inc. *	700	32,620

Total Health Care—Products		144,851

HEALTH CARE PROVIDERS & SERVICES—0.4%
Aetna, Inc.	1,700	45,849
UnitedHealth Group, Inc.	800	22,448

Total Health Care Providers & Services		68,297

HOME BUILDERS—0.2%
Toll Brothers, Inc. *	1,500	29,340

HOUSEHOLD PRODUCTS—0.5%
Avery Dennison Corp.	1,700	45,441
Fortune Brands, Inc.	800	31,656

Total Household Products		77,097

INSURANCE—1.6%
ACE Ltd.	700	34,342
Allstate Corp.	2,500	67,275
Marsh & McLennan Cos., Inc.	3,300	67,386
Mercury General Corp.	1,500	52,605
MetLife, Inc.	1,400	47,530

Total Insurance		269,138

INTERNET—1.5%
Amazon.com, Inc.*	500	42,880
Google, Inc., Class A *	300	132,915
Yahoo!, Inc. *	5,000	71,600

Total Internet		247,395

IRON/STEEL—0.2%
Cliffs Natural Resources, Inc.	1,500	41,085

LODGING—0.4%
Starwood Hotels & Resorts Worldwide, Inc.	3,000	70,830

MACHINERY—0.7%
Cummins, Inc.	900	38,709
Deere & Co.	800	34,992
Rockwell Automation, Inc.	900	37,269

Total Machinery		110,970

MEDIA—0.2%
CBS Corp., Class B Non-Voting	4,100	33,579

METAL FABRICATE / HARDWARE—0.3%
Timken Co.	2,200	44,836

METALS & MINING—0.9%
Freeport-McMoRan Copper & Gold, Inc.	800	48,240
Precision Castparts Corp.	300	23,943
Vulcan Materials Co.	1,600	75,968

Total Metals & Mining		148,151

MISCELLANEOUS MANUFACTURING—2.9%
3M Co.	800	56,416
Danaher Corp.	700	42,868
General Electric Co.	2,600	34,840

Harsco Corp.	1,700	46,767
Honeywell International, Inc.	2,100	72,870
Pall Corp.	1,400	42,112
Parker Hannifin Corp.	800	35,424
SPX Corp.	800	42,256
Teleflex, Inc.	1,100	52,756
Tyco International Ltd.	1,800	54,396

Total Miscellaneous Manufacturing		480,705

OFFICE/BUSINESS EQUIPMENT—0.8%
Pitney Bowes, Inc.	3,000	61,950
Xerox Corp.	8,900	72,891

Total Office/Business Equipment		134,841

OIL & GAS—2.2%
Chevron Corp.	1,100	76,417
ConocoPhillips	1,400	61,194
Exxon Mobil Corp.	700	49,273
Marathon Oil Corp.	2,600	83,850
Occidental Petroleum Corp.	500	35,670
Southwestern Energy Co. *	1,000	41,430
Sunoco, Inc.	1,100	27,159

Total Oil & Gas		374,993

OIL & GAS SERVICES—1.1%
National Oilwell Varco, Inc. *	900	32,346
Schlumberger Ltd.	900	48,150
Transocean Ltd. *	400	31,876
Weatherford International Ltd. *	3,400	63,784

Total Oil & Gas Services		176,156

PHARMACEUTICALS—1.9%
Abbott Laboratories	2,600	116,974
Allergan, Inc.	1,200	64,116
Auxilium Pharmaceuticals, Inc. *	1,700	52,581
Bristol-Myers Squibb Co.	1,500	32,610
Merck & Co., Inc.	2,000	60,020

Total Pharmaceuticals		326,301

PIPELINES—0.5%
Williams Cos., Inc.	4,600	76,774

REAL ESTATE INVESTMENT TRUSTS (REIT)—0.4%
Annaly Capital Management, Inc.	4,100	69,085

RETAIL—3.7%
American Eagle Outfitters, Inc.	5,100	73,389
Burger King Holdings, Inc.	700	11,914
GameStop Corp., Class A *	900	19,701
JC Penney Co., Inc.	2,000	60,300
Limited Brands, Inc.	4,200	54,348
Lowe’s Cos., Inc.	2,300	51,658
Macy’s, Inc.	3,800	52,858
McDonald’s Corp.	800	44,048
Nordstrom, Inc.	2,100	55,524
Tiffany & Co.	1,100	32,813

Urban Outfitters, Inc. *	1,300	31,252
Wal-Mart Stores, Inc.	1,400	69,832
Williams-Sonoma, Inc.	3,900	54,834

Total Retail		612,471

SEMICONDUCTORS—0.8%
Advanced Micro Devices, Inc. *	11,400	41,724
Analog Devices, Inc.	1,200	32,844
Intel Corp.	2,800	53,900

Total Semiconductors		128,468

SOFTWARE—1.4%
Automatic Data Processing, Inc.	1,400	52,150
Microsoft Corp.	5,900	138,768
Oracle Corp.	2,200	48,686

Total Software		239,604

TELECOMMUNICATIONS—2.4%
Cisco Systems, Inc. *	4,000	88,040
Corning, Inc.	2,500	42,500
Frontier Communications Corp.	5,800	40,600
Harris Corp.	1,700	53,227
Nokia OYJ ADR	3,700	49,358
QUALCOMM, Inc.	2,300	106,283
Windstream Corp.	2,900	25,433

Total Telecommunications		405,441

TOBACCO—0.7%
Lorillard, Inc.	600	44,232
Philip Morris International, Inc.	1,500	69,900

Total Tobacco		114,132

TRANSPORTATION—1.0%
Burlington Northern Santa Fe Corp.	500	39,295
CSX Corp.	1,400	56,168
JB Hunt Transport Services, Inc.	1,100	30,745
Union Pacific Corp.	850	48,892

Total Transportation		175,100

WATER—0.5%
American Water Works Co., Inc.	1,900	37,449
Veolia Environnement ADR	1,100	37,851

Total Water		75,300

Total Common Stocks (Cost $8,802,443)		7,957,185

	Par Value
COLLATERALIZED MORTGAGE OBLIGATIONS—5.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—1.9%
Series 2617-GW
3.50%, 6/15/16	$20,948	21,021
Series 2686-GB
5.00%, 5/15/20	284,252	292,415

Total Federal Home Loan Mortgage Corporation		313,436

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—2.1%
Series 1988-23, Class C
9.75%, 9/25/18	4,483	5,014

Series 2007-35, Class DH
5.00%, 9/25/33	337,777	350,001

Total Federal National Mortgage Association		355,015

WHOLE LOAN—1.8%
Banc of America Mortgage Securities, Series 2004-A, Class 2A1
5.46%, 8/25/09 (1)	142,835	118,756
Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1
5.10%, 8/25/09 (1)	95,170	74,316
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8
4.75%, 11/25/18	113,047	111,415

Total Whole Loan		304,487

Total Collateralized Mortgage Obligations (Cost $1,000,157)		972,938

CORPORATE BONDS—15.5%
AGRICULTURE—1.2%
Archer-Daniels-Midland Co.
5.94%, 10/01/32	200,000	206,925

AUTO MANUFACTURERS—1.2%
Daimler Finance North America LLC
5.75%, 9/08/11	200,000	205,704

BANKS—2.0%
BankBoston Capital Trust III, Company Guaranteed
1.38%, 9/15/09 (1)	170,000	89,536
SunTrust Capital III, Bank Guaranteed
1.28%, 9/15/09 (1)	152,000	96,231
US Bank NA, Sr. Unsecured
5.92%, 5/25/12	144,770	151,843

Total Banks		337,610

COMPUTERS—0.5%
Hewlett-Packard Co., Sr. Unsecured
4.75%, 6/02/14	80,000	85,879

DIVERSIFIED FINANCIAL SERVICES—1.7%
Citigroup, Inc., Sr. Unsecured
6.00%, 8/15/17	200,000	187,012
Ford Motor Credit Co., LLC, Sr. Unsecured
2.08%, 10/15/09 (1)	100,000	97,125

Total Diversified Financial Services		284,137

ELECTRIC—1.2%
Centerpoint Energy, Inc., Sr. Unsecured, Series B
6.85%, 6/01/15	200,000	194,533

FOOD—1.8%
Sysco Corp., Sr. Unsecured
5.38%, 9/21/35	300,000	298,271

MEDIA—1.2%
COX Enterprises, Inc., Sr. Unsecured
7.88%, 9/15/10 (2)(3)	200,000	207,020

OIL & GAS—1.6%
Enterprise Products Operating LLC, Company Guaranteed
7.03%, 1/15/68	100,000	82,240
Pioneer Natural Resources Co., Sr. Unsecured
6.88%, 5/01/18	200,000	183,603

Total Oil & Gas		265,843

TELECOMMUNICATIONS—3.1%
American Tower Corp., Sr. Unsecured
7.13%, 10/15/12	500,000	508,749

Total Corporate Bonds (Cost $2,770,047)		2,594,671

MORTGAGE-BACKED SECURITIES—15.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—8.9%
Gold Pool A15865
5.50%, 11/01/33	247,238	257,499
Gold Pool A19412
5.00%, 3/01/34	352,051	362,305
Gold Pool A26407
6.00%, 9/01/34	511,083	539,798
Gold Pool A46082
5.00%, 7/01/35	316,625	325,649
Gold Pool C00478
8.50%, 9/01/26	4,497	4,969

Total Federal Home Loan Mortgage Corporation		1,490,220

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—5.6%
Pool 533246
7.50%, 4/01/30	36,491	40,206
Pool 797152
5.00%, 11/01/19	414,426	433,982
Pool 868574
5.50%, 4/01/36	450,199	467,560

Total Federal National Mortgage Association		941,748

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—1.4%
Pool 354677
7.50%, 10/15/23	54,800	59,778
Pool 354765
7.00%, 2/15/24	83,832	91,477
Pool 354827
7.00%, 5/15/24	74,327	81,105

Total Government National Mortgage Association		232,360

Total Mortgage-Backed Securities (Cost $2,545,418)		2,664,328

MUTUAL FUND—2.1%
Northeast Investors Trust (Cost $531,210)	69,348	357,838

U.S. TREASURY—10.2%
U.S. TREASURY BOND—2.1%
4.50%, 2/15/36	233,000	240,755
4.75%, 2/15/37	96,000	103,110

Total U.S. Treasury Bond		343,865

U.S. TREASURY NOTE—8.1%
4.88%, 6/30/12	170,000	186,070
4.25%, 9/30/12	250,000	269,960
3.13%, 4/30/13	200,000	208,469
4.00%, 2/15/14	40,000	42,919
4.50%, 11/15/15	100,000	108,938
4.50%, 2/15/16	300,000	327,140
4.50%, 5/15/17	200,000	217,219

Total U.S. Treasury Note		1,360,715

Total U.S. Treasury (Cost $1,577,189)		1,704,580

	Number of Shares
MONEY MARKET FUND—2.8%
MTB Prime Money Market Fund, Corporate Shares, 0.13% (7)(8) (Cost $467,141)	467,141	467,141

Total Investments—99.8% (Cost $17,693,605)		16,718,681

Other Assets Less Liabilities—0.2%		29,332

Total Net Assets—100.0%		$16,748,013

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized depreciation of investments was $974,924. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,020,179 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,995,103.

Various inputs are used in determining the value of the portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$7,957,185	$—	$—
Collateralized Mortgage Obligations	—	972,938	—
Corporate Bonds	—	2,594,671	—
Mutual Fund	357,838	—	—
Mortgage-Backed Securities	—	2,664,328	—
U.S. Treasury	—	1,704,580	—
Money Market Fund	467,141	—	—

Total	$8,782,164	$7,936,517	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS—97.4%
AEROSPACE & DEFENSE—5.0%
Lockheed Martin Corp.	39,805	$2,975,822
Raytheon Co.	75,400	3,540,030

Total Aerospace & Defense		6,515,852

BANKS—2.9%
Bank of New York Mellon Corp.	9,000	246,060
Wells Fargo & Co.	145,800	3,566,268

Total Banks		3,812,328

BIOTECHNOLOGY—4.0%
Amgen, Inc. *	83,400	5,196,654

CHEMICALS—1.2%
Mosaic Co.	31,200	1,627,080

DIVERSIFIED FINANCIAL SERVICES—3.9%
JPMorgan Chase & Co.	124,100	4,796,465
Morgan Stanley	9,200	262,200

Total Diversified Financial Services		5,058,665

ELECTRIC—1.9%
NRG Energy, Inc. *	90,400	2,459,784

ELECTRONICS—2.7%
Agilent Technologies, Inc. *	135,240	3,140,273
Garmin Ltd.	12,500	345,750

Total Electronics		3,486,023

FOOD—1.4%
Hershey Co.	2,900	115,855
Kraft Foods, Inc., Class A	60,503	1,714,655

Total Food		1,830,510

HEALTH CARE PROVIDERS & SERVICES—0.9%
Aetna, Inc.	44,600	1,202,862

HOUSEHOLD PRODUCTS—2.6%
Kimberly-Clark Corp.	58,400	3,413,480

INSURANCE—10.0%
AON Corp.	84,300	3,325,635
Genworth Financial, Inc., Class A	200,300	1,382,070
Hartford Financial Services Group, Inc.	106,700	1,759,483
Loews Corp.	128,446	3,855,948
MetLife, Inc.	81,500	2,766,925

Total Insurance		13,090,061

MACHINERY—0.1%
Deere & Co.	3,800	166,212

MEDIA—6.0%
CBS Corp., Class B Non-Voting	114,000	933,660
Comcast Corp., Special Class A	127,550	1,784,425
Viacom, Inc., Class B *	221,900	5,139,204

Total Media		7,857,289

METALS & MINING—7.2%
AngloGold Ashanti Ltd. ADR	121,599	4,766,681
Barrick Gold Corp.	133,200	4,648,680

Total Metals & Mining		9,415,361

MISCELLANEOUS MANUFACTURING—1.9%
Ingersoll-Rand Plc	86,600	2,501,008

OFFICE/BUSINESS EQUIPMENT—2.8%
Pitney Bowes, Inc.	179,100	3,698,415

OIL & GAS—14.1%
Apache Corp.	64,100	5,381,194
BP Plc. ADR	3,000	150,120
ConocoPhillips	33,460	1,462,537
EOG Resources, Inc.	23,500	1,739,705
Hess Corp.	38,700	2,136,240
Noble Energy, Inc.	87,600	5,354,112
Occidental Petroleum Corp.	2,000	142,680
Talisman Energy, Inc.	133,300	2,051,487

Total Oil & Gas		18,418,075

OIL & GAS SERVICES—1.3%
Halliburton Co.	76,100	1,681,049

PHARMACEUTICALS—4.3%
Bristol-Myers Squibb Co.	8,900	193,486
Merck & Co., Inc.	77,600	2,328,776
Sanofi-Aventis SA ADR	93,600	3,055,104

Total Pharmaceuticals		5,577,366

REAL ESTATE INVESTMENT TRUSTS (REIT)—0.3%
Annaly Capital Management, Inc.	19,600	330,260

RETAIL—1.9%
CVS Caremark Corp.	74,000	2,477,520

SEMICONDUCTORS—0.1%
Intel Corp.	9,500	182,875

SOFTWARE—9.1%
CA, Inc.	321,100	6,788,054
Microsoft Corp.	218,500	5,139,120

Total Software		11,927,174

TELECOMMUNICATIONS—7.3%
AT&T, Inc.	87,200	2,287,256
Motorola, Inc.	732,500	5,244,700
Verizon Communications, Inc.	65,000	2,084,550

Total Telecommunications		9,616,506

TOBACCO—2.5%
Philip Morris International, Inc.	70,200	3,271,320

TRANSPORTATION—2.0%
Union Pacific Corp.	45,900	2,640,168

Total Common Stocks (Cost $140,074,431)		127,453,897

MONEY MARKET FUND—2.6%
MTB Prime Money Market Fund, Corporate Shares, 0.13% (7)(8) (Cost $3,390,967)	3,390,967	3,390,967

Total Investments—100.0% (Cost $143,465,398)		130,844,864

Other Assets Less Liabilities—0.0% **		62,409

Total Net Assets—100.0%		$130,907,273

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized depreciation of investments was $12,620,534. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $14,488,524 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,109,058.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$127,453,897	$—	$—
Money Market Fund	3,390,967	—	—

Total	$130,844,864	$—	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS—99.1%
AIR FREIGHT & LOGISTICS—0.8%
FedEx Corp.	16,200	$1,099,008

APPAREL—1.3%
Coach, Inc.	37,500	1,109,625
NIKE, Inc., Class B	11,200	634,368

Total Apparel		1,743,993

AUTO PARTS & EQUIPMENT—0.4%
BorgWarner, Inc.	18,200	604,058

BANKS—1.8%
Bank of America Corp.	110,000	1,626,900
SunTrust Banks, Inc.	38,500	750,750

Total Banks		2,377,650

BEVERAGES—4.0%
Coca-Cola Co.	43,000	2,143,120
PepsiCo, Inc.	58,000	3,291,500

Total Beverages		5,434,620

BIOTECHNOLOGY—5.4%
Amgen, Inc. *	36,300	2,261,853
Celgene Corp. *	33,400	1,902,464
Gilead Sciences, Inc. *	18,700	914,991
Life Technologies Corp. *	28,000	1,274,840
Myriad Genetics, Inc. *	32,100	880,182

Total Biotechnology		7,234,330

CHEMICALS—3.1%
Dow Chemical Co.	38,000	804,460
Monsanto Co.	20,400	1,713,600
Mosaic Co.	13,000	677,950
Praxair, Inc.	13,500	1,055,430

Total Chemicals		4,251,440

COAL—0.8%
Consol Energy, Inc.	29,500	1,048,135

COMMERCIAL SERVICES—0.8%
Mastercard, Inc., Class A	5,300	1,028,359

COMPUTERS—14.5%
Apple, Inc. *	30,400	4,967,056
Dell, Inc. *	95,000	1,271,100
Hewlett-Packard Co.	50,000	2,165,000
International Business Machines Corp.	27,500	3,243,075
Research In Motion Ltd. *	30,500	2,318,000
SanDisk Corp. *	58,000	1,033,560
STEC, Inc. *	29,000	988,610
Synaptics, Inc. *	48,000	1,150,560
Western Digital Corp. *	81,000	2,450,250

Total Computers		19,587,211

COSMETICS/PERSONAL CARE—4.1%
Avon Products, Inc.	40,200	1,301,676
Colgate-Palmolive Co.	11,300	818,572
Procter & Gamble Co.	61,000	3,386,110

Total Cosmetics/Personal Care		5,506,358

DIVERSIFIED FINANCIAL SERVICES—4.2%
BlackRock, Inc.	8,250	1,571,955
Goldman Sachs Group, Inc.	16,000	2,612,800
T Rowe Price Group, Inc.	30,300	1,415,313

Total Diversified Financial Services		5,600,068

ELECTRONICS—1.7%
Dolby Laboratories, Inc., Class A *	37,200	1,548,636
Flextronics International Ltd. *	128,800	685,216

Total Electronics		2,233,852

ENGINEERING & CONSTRUCTION—2.1%
Foster Wheeler AG *	45,000	1,039,500
McDermott International, Inc. *	90,000	1,758,600

Total Engineering & Construction		2,798,100

HEALTH CARE - PRODUCTS—3.3%
Johnson & Johnson	35,500	2,161,595
St. Jude Medical, Inc. *	34,500	1,300,995
Zimmer Holdings, Inc. *	21,400	997,240

Total Health Care - Products		4,459,830

HEALTH CARE PROVIDERS & SERVICES—1.5%
Aetna, Inc.	50,000	1,348,500
UnitedHealth Group, Inc.	24,000	673,440

Total Health Care Providers & Services		2,021,940

HOME BUILDERS—0.7%
Toll Brothers, Inc. *	47,500	929,100

INSURANCE—1.8%
ACE Ltd.	20,500	1,005,730
MetLife, Inc.	40,500	1,374,975

Total Insurance		2,380,705

INTERNET—5.2%
Amazon.com, Inc.*	14,600	1,252,096
Google, Inc., Class A *	8,100	3,588,705
Yahoo!, Inc. *	147,000	2,105,040

Total Internet		6,945,841

IRON/STEEL—0.9%
Cliffs Natural Resources, Inc.	42,200	1,155,858

LODGING—0.5%
Starwood Hotels & Resorts Worldwide, Inc.	26,500	625,665

MACHINERY—0.9%
Cummins, Inc.	28,500	1,225,785

METALS & MINING—1.7%
Freeport-McMoRan Copper & Gold, Inc.	26,000	1,567,800
Precision Castparts Corp.	8,500	678,385

Total Metals & Mining		2,246,185

MISCELLANEOUS MANUFACTURING—2.0%
Danaher Corp.	21,800	1,335,032
Harsco Corp.	52,000	1,430,520

Total Miscellaneous Manufacturing		2,765,552

OIL & GAS—1.9%
Exxon Mobil Corp.	21,200	1,492,268
Southwestern Energy Co. *	27,000	1,118,610

Total Oil & Gas		2,610,878

OIL & GAS SERVICES—3.9%
National Oilwell Varco, Inc. *	27,000	970,380
Schlumberger Ltd.	25,000	1,337,500
Transocean Ltd. *	11,600	924,404
Weatherford International Ltd. *	107,000	2,007,320

Total Oil & Gas Services		5,239,604

PHARMACEUTICALS—6.0%
Abbott Laboratories	51,700	2,325,983
Allergan, Inc.	41,000	2,190,630
Auxilium Pharmaceuticals, Inc. *	52,000	1,608,360
Merck & Co., Inc.	65,500	1,965,655

Total Pharmaceuticals		8,090,628

RETAIL—7.2%
American Eagle Outfitters, Inc.	42,000	604,380
Burger King Holdings, Inc.	22,200	377,844
GameStop Corp., Class A *	26,000	569,140
Lowe’s Cos., Inc.	70,000	1,572,200
McDonald’s Corp.	24,400	1,343,464
Nordstrom, Inc.	63,500	1,678,940
Urban Outfitters, Inc. *	39,000	937,560
Wal-Mart Stores, Inc.	52,600	2,623,688

Total Retail		9,707,216

SEMICONDUCTORS—2.9%
Advanced Micro Devices, Inc. *	323,500	1,184,010
Analog Devices, Inc.	39,500	1,081,115
Intel Corp.	83,800	1,613,150

Total Semiconductors		3,878,275

SOFTWARE—4.1%
Microsoft Corp.	179,400	4,219,488
Oracle Corp.	62,000	1,372,060

Total Software		5,591,548

TELECOMMUNICATIONS—5.3%
Cisco Systems, Inc. *	121,000	2,663,210
Corning, Inc.	75,000	1,275,000
QUALCOMM, Inc.	68,000	3,142,280

Total Telecommunications		7,080,490

TOBACCO—1.7%
Philip Morris International, Inc.	50,000	2,330,000

TRANSPORTATION—2.6%
Burlington Northern Santa Fe Corp.	16,000	1,257,440
JB Hunt Transport Services, Inc.	33,000	922,350
Union Pacific Corp.	24,000	1,380,480

Total Transportation		3,560,270

Total Common Stocks (Cost $114,432,466)		133,392,552

MONEY MARKET FUNDS—1.8% (7)(8)
MTB Money Market Fund, Institutional I Shares, 0.10%	54,079	54,079
MTB Prime Money Market Fund, Corporate Shares, 0.13%	2,384,956	2,384,956

Total Money Market Funds (Cost $2,439,035)		2,439,035

Total Investments—100.9% (Cost $116,871,501)		135,831,587

Other Assets Less Liabilities—(0.9%)		(1,186,789)

Total Net Assets—100.0%		$134,644,798

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $18,960,086. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $23,613,471 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,653,385.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$133,392,552	$—	$—
Money Market Funds	2,439,035	—	—

Total	$135,831,587	$—	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB MULTI CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS—99.1%
AIR FREIGHT & LOGISTICS—0.5%
FedEx Corp.	1,400	$94,976

APPAREL—1.4%
Coach, Inc.	6,000	177,540
NIKE, Inc., Class B	1,000	56,640
Warnaco Group, Inc. *	675	24,523

Total Apparel		258,703

AUTO PARTS & EQUIPMENT—0.8%
ArvinMeritor, Inc.	1,475	10,679
BorgWarner, Inc.	3,050	101,230
Cooper Tire & Rubber Co.	1,200	17,712
Fuel Systems Solutions, Inc. *	700	17,556
Westport Innovations, Inc. *	1,550	13,857

Total Auto Parts & Equipment		161,034

BANKS—1.1%
Anchor Bancorp Wisconsin, Inc.	35	48
Bank of America Corp.	10,000	147,900
Signature Bank *	75	2,211
SunTrust Banks, Inc.	3,000	58,500

Total Banks		208,659

BEVERAGES—2.5%
Coca-Cola Co.	3,700	184,408
PepsiCo, Inc.	5,000	283,750

Total Beverages		468,158

BIOTECHNOLOGY—4.5%
Alexion Pharmaceuticals, Inc. *	325	14,316
AMAG Pharmaceuticals, Inc. *	475	21,570
Amgen, Inc. *	3,200	199,392
Celgene Corp. *	2,900	165,184
Dendreon Corp. *	825	19,973
Gilead Sciences, Inc. *	1,600	78,288
Human Genome Sciences, Inc. *	2,475	35,393
Life Technologies Corp. *	3,700	168,461
Myriad Genetics, Inc. *	4,150	113,793
Regeneron Pharmaceuticals, Inc. *	600	12,864
RTI Biologics, Inc. *	2,725	12,072
Seattle Genetics, Inc. *	1,200	14,460

Total Biotechnology		855,766

CHEMICALS—2.9%
Dow Chemical Co.	3,600	76,212
Migao Corp. *	1,900	13,563
Monsanto Co.	2,450	205,800
Mosaic Co.	2,300	119,945
Praxair, Inc.	1,100	85,998
Rockwood Holdings, Inc. *	1,850	33,152
Solutia, Inc. *	1,350	12,069

Total Chemicals		546,739

COAL—1.2%
Consol Energy, Inc.	2,500	88,825
Massey Energy Co.	1,325	35,245
Patriot Coal Corp. *	3,075	25,738

Peabody Energy Corp.	1,500	49,665
Walter Industries, Inc.	700	34,552

Total Coal		234,025

COMMERCIAL SERVICES—2.7%
Dollar Financial Corp. *	3,675	57,698
Global Payments, Inc.	1,525	64,507
ITT Educational Services, Inc. *	600	58,410
Lender Processing Services, Inc.	1,775	60,670
Mastercard, Inc., Class A	500	97,014
Moody’s Corp.	1,500	35,610
Quanta Services, Inc. *	2,200	51,282
Ritchie Bros. Auctioneers, Inc.	2,500	60,000
SuccessFactors, Inc. *	1,950	20,573

Total Commercial Services		505,764

COMPUTERS—10.0%
Apple, Inc. *	2,400	392,135
Brocade Communications Systems, Inc. *	1,175	9,236
Dell, Inc. *	9,000	120,420
Hewlett-Packard Co.	4,400	190,520
International Business Machines Corp.	2,400	283,032
NCI, Inc., Class A *	475	15,053
Palm, Inc. *	1,075	16,910
Research In Motion Ltd. *	2,900	220,400
SanDisk Corp. *	5,500	98,010
SRA International, Inc., Class A *	1,100	21,670
STEC, Inc. *	2,975	101,418
Synaptics, Inc. *	6,200	148,614
Western Digital Corp. *	9,500	287,374

Total Computers		1,904,792

COSMETICS/PERSONAL CARE—2.6%
Avon Products, Inc.	3,500	113,330
Colgate-Palmolive Co.	1,000	72,440
Procter & Gamble Co.	5,400	299,754

Total Cosmetics/Personal Care		485,524

DISTRIBUTION/WHOLESALE—0.7%
Fastenal Co.	1,100	39,127
Fossil, Inc. *	550	14,487
LKQ Corp. *	4,600	82,524

Total Distribution/Wholesale		136,138

DIVERSIFIED FINANCIAL SERVICES—3.8%
Affiliated Managers Group, Inc. *	275	18,156
BlackRock, Inc.	1,100	209,594
Goldman Sachs Group, Inc.	1,400	228,619
IntercontinentalExchange, Inc. *	550	51,733
Och-Ziff Capital Management Group LLC, Class A	1,300	13,546
Raymond James Financial, Inc.	1,300	26,676
Stifel Financial Corp. *	250	12,483
T Rowe Price Group, Inc.	3,500	163,485

Total Diversified Financial Services		724,292

ELECTRICAL COMPONENTS & EQUIPMENT—0.2%
American Superconductor Corp. *	525	16,889
GrafTech International Ltd. *	2,150	29,520

Total Electrical Components & Equipment		46,409

ELECTRONICS—1.6%
Dolby Laboratories, Inc., Class A *	4,700	195,661
Flextronics International Ltd. *	11,400	60,648

FLIR Systems, Inc. *	2,100	45,129
On Track Innovations Ltd. *	900	1,476

Total Electronics		302,914

ENERGY-ALTERNATE SOURCES—0.2%
Clean Energy Fuels Corp. *	2,725	25,179
FuelCell Energy, Inc. *	3,925	15,739

Total Energy-Alternate Sources		40,918

ENGINEERING & CONSTRUCTION—2.4%
Foster Wheeler AG *	6,050	139,755
KBR, Inc.	600	12,714
McDermott International, Inc. *	12,025	234,968
MYR Group, Inc. *	1,475	26,580
Orion Marine Group, Inc. *	770	17,217
Sterling Construction Co., Inc. *	1,225	19,514

Total Engineering & Construction		450,748

ENTERTAINMENT & LEISURE—0.3%
Bally Technologies, Inc. *	600	21,726
Penn National Gaming, Inc. *	475	15,062
TiVo, Inc. *	1,150	11,788

Total Entertainment & Leisure		48,576

ENVIRONMENTAL CONTROL—0.8%
Calgon Carbon Corp. *	3,050	38,644
Metalico, Inc. *	3,500	15,890
Tetra Tech, Inc. *	1,175	35,391
Waste Connections, Inc. *	1,997	56,335

Total Environmental Control		146,260

FOOD—0.0% **
Tasty Baking Co.	470	3,393

HEALTH CARE—PRODUCTS—3.7%
American Medical Systems Holdings, Inc. *	750	11,468
Cepheid, Inc. *	975	10,306
DENTSPLY International, Inc.	1,200	40,020
Gen-Probe, Inc. *	700	25,984
Haemonetics Corp. *	325	19,178
Hologic, Inc. *	3,060	44,951
Intuitive Surgical, Inc. *	254	57,739
Inverness Medical Innovations, Inc. *	900	30,285
Johnson & Johnson	3,100	188,759
Meridian Bioscience, Inc.	450	9,909
NuVasive, Inc. *	500	20,695
ResMed, Inc. *	800	32,800
St. Jude Medical, Inc. *	3,300	124,443
TranS1, Inc. *	1,150	7,130
Zimmer Holdings, Inc. *	1,800	83,880

Total Health Care—Products		707,547

HEALTH CARE PROVIDERS & SERVICES—1.4%
Aetna, Inc.	4,600	124,061
AMERIGROUP Corp. *	400	9,872
Community Health Systems, Inc. *	500	14,160
Coventry Health Care, Inc. *	675	15,525
Health Management Associates, Inc., Class A *	2,425	14,623
Tenet Healthcare Corp. *	3,950	15,603
Triple-S Management Corp., Class B *	775	13,245
UnitedHealth Group, Inc.	2,100	58,926

Total Health Care Providers & Services		266,015

HOME BUILDERS—0.4%
Toll Brothers, Inc. *	4,100	80,196

HOUSEHOLD PRODUCTS—0.4%
Church & Dwight Co., Inc.	1,100	64,878
Tupperware Brands Corp.	200	6,814

Total Household Products		71,692

INSURANCE—1.4%
ACE Ltd.	1,900	93,214
eHealth, Inc. *	300	4,872
HCC Insurance Holdings, Inc.	1,966	49,347
MetLife, Inc.	3,600	122,220

Total Insurance		269,653

INTERNET—4.9%
Amazon.com, Inc.*	1,300	111,488
AsiaInfo Holdings, Inc. *	1,175	22,642
Blue Coat Systems, Inc. *	825	15,419
Cybersource Corp. *	850	14,739
Digital River, Inc. *	200	7,070
Equinix, Inc. *	200	16,346
F5 Networks, Inc. *	1,300	48,256
Google, Inc., Class A *	700	310,136
Limelight Networks, Inc. *	1,150	4,554
McAfee, Inc. *	2,100	93,618
Rackspace Hosting, Inc. *	900	12,636
Sapient Corp. *	1,600	10,688
Sourcefire, Inc. *	2,325	41,013
Websense, Inc. *	900	13,320
Yahoo!, Inc. *	13,800	197,616

Total Internet		919,541

IRON/STEEL—1.2%
AK Steel Holding Corp.	1,350	26,555
Cliffs Natural Resources, Inc.	4,000	109,560
Steel Dynamics, Inc.	5,725	93,661

Total Iron/Steel		229,776

LEISURE TIME—0.1%
WMS Industries, Inc. *	400	14,464

LODGING—0.3%
Starwood Hotels & Resorts Worldwide, Inc.	2,500	59,025

MACHINERY—2.5%
Bucyrus International, Inc.	2,050	60,434
Cummins, Inc.	4,100	176,340
Graco, Inc.	1,400	34,636
Joy Global, Inc.	3,100	115,258
Rockwell Automation, Inc.	1,050	43,481
Wabtec Corp.	1,150	38,698

Total Machinery		468,847

METALS & MINING—1.7%
Freeport-McMoRan Copper & Gold, Inc.	2,100	126,630
Precision Castparts Corp.	1,610	128,494
Quadra Mining Ltd. *	2,675	26,222
Thompson Creek Metals Co., Inc. *	2,800	40,740

Total Metals & Mining		322,086

MISCELLANEOUS MANUFACTURING—1.8%
Danaher Corp.	1,900	116,356
Harsco Corp.	6,969	191,717
Hexcel Corp. *	2,525	25,780

Total Miscellaneous Manufacturing		333,853

OIL & GAS—3.1%
Cabot Oil & Gas Corp.	1,300	45,669
Comstock Resources, Inc. *	350	13,475
Denbury Resources, Inc. *	2,300	38,180

Exxon Mobil Corp.	1,800	126,702
Newfield Exploration Co. *	1,176	46,252
Noble Energy, Inc.	1,035	63,259
Plains Exploration & Production Co. *	725	20,771
Southwestern Energy Co. *	4,800	198,865
Ultra Petroleum Corp. *	300	13,236
Whiting Petroleum Corp. *	450	20,682

Total Oil & Gas		587,091

OIL & GAS SERVICES—3.3%
Cameron International Corp. *	1,300	40,599
FMC Technologies, Inc. *	1,100	47,850
National Oilwell Varco, Inc. *	3,200	115,008
North American Energy Partners, Inc. *	1,525	8,144
Schlumberger Ltd.	2,300	123,050
Transocean Ltd. *	1,100	87,659
Weatherford International Ltd. *	11,020	206,735

Total Oil & Gas Services		629,045

PACKAGING & CONTAINERS—0.3%
Crown Holdings, Inc. *	2,300	57,730

PHARMACEUTICALS—6.1%
Abbott Laboratories	3,100	139,469
Allergan, Inc.	4,800	256,464
Auxilium Pharmaceuticals, Inc. *	6,000	185,580
BioMarin Pharmaceutical, Inc. *	875	14,359
Cephalon, Inc. *	500	29,325
Cypress Bioscience, Inc. *	1,050	9,282
Express Scripts, Inc. *	900	63,036
Forest Laboratories, Inc. *	2,200	56,826
Herbalife Ltd.	1,100	37,851
Merck & Co., Inc.	5,500	165,055
Onyx Pharmaceuticals, Inc. *	350	12,572
Optimer Pharmaceuticals, Inc. *	700	9,863
Orexigen Therapeutics, Inc. *	2,000	16,360
Osiris Therapeutics, Inc. *	625	7,606
Perrigo Co.	1,924	52,217
Poniard Pharmaceuticals, Inc. *	1,800	12,978
Rigel Pharmaceuticals, Inc. *	1,925	16,035
Savient Pharmaceuticals, Inc. *	1,775	27,672
United Therapeutics Corp. *	200	18,524
Vivus, Inc. *	950	7,040
XenoPort, Inc. *	475	9,647

Total Pharmaceuticals		1,147,761

REAL ESTATE INVESTMENT TRUSTS (REIT)—0.2%
CB Richard Ellis Group, Inc., Class A *	3,800	41,420

RETAIL—8.1%
Aeropostale, Inc. *	600	21,840
American Eagle Outfitters, Inc.	3,700	53,243
Brinker International, Inc.	2,900	48,256
Buckle, Inc.	425	13,150
Burger King Holdings, Inc.	1,900	32,338
Cheesecake Factory, Inc. *	875	16,949
DineEquity, Inc.	2,175	53,744
GameStop Corp., Class A *	6,200	135,718
Genesco, Inc. *	500	10,860
Gymboree Corp. *	375	14,918
hhgregg, Inc. *	1,275	23,396
Lowe’s Cos., Inc.	6,200	139,252
Lululemon Athletica, Inc. *	5,025	89,043
McDonald’s Corp.	2,100	115,626

Nordstrom, Inc.	5,600	148,064
Panera Bread Co., Class A *	1,125	61,830
PetSmart, Inc.	550	12,304
PF Chang’s China Bistro, Inc. *	675	22,889
RadioShack Corp.	475	7,367
Ross Stores, Inc.	1,500	66,135
Tiffany & Co.	1,000	29,830
TJX Cos., Inc.	1,300	47,099
Urban Outfitters, Inc. *	7,300	175,491
Wal-Mart Stores, Inc.	3,800	189,543

Total Retail		1,528,885

SEMICONDUCTORS—3.6%
Advanced Micro Devices, Inc. *	34,875	127,643
Altera Corp.	2,300	42,987
Anadigics, Inc. *	4,725	19,562
Analog Devices, Inc.	3,700	101,269
Applied Micro Circuits Corp *	975	8,434
Atmel Corp. *	11,000	45,870
Broadcom Corp., Class A *	2,000	56,460
Entropic Communications, Inc. *	4,125	12,994
Intel Corp.	7,400	142,449
Lam Research Corp. *	1,400	42,084
Microsemi Corp. *	1,525	20,816
Monolithic Power Systems, Inc. *	675	14,978
Tessera Technologies, Inc. *	450	12,641
TriQuint Semiconductor, Inc. *	3,450	24,771

Total Semiconductors		672,958

SOFTWARE—5.7%
Activision Blizzard, Inc. *	4,320	49,464
Allscripts-Misys Healthcare Solutions, Inc.	3,000	51,690
ANSYS, Inc. *	3,125	97,687
ArcSight, Inc. *	875	16,599
athenahealth, Inc. *	325	12,006
Autodesk, Inc. *	1,200	26,172
Cerner Corp. *	733	47,704
Citrix Systems, Inc. *	1,800	64,080
CommVault Systems, Inc. *	450	7,835
Eclipsys Corp. *	575	10,465
EPIQ Systems, Inc. *	1,150	18,458
FalconStor Software, Inc. *	1,475	7,891
Informatica Corp. *	725	13,333
Mantech International Corp., Class A *	350	18,655
MedAssets, Inc. *	1,000	18,680
Microsoft Corp.	15,900	373,967
Omniture, Inc. *	1,125	15,390
Oracle Corp.	6,000	132,779
Parametric Technology Corp. *	1,275	16,460
Quality Systems, Inc.	200	10,978
Salesforce.com, Inc. *	900	39,006
Solera Holdings, Inc. *	875	23,564
Ultimate Software Group, Inc. *	500	12,800

Total Software		1,085,663

TELECOMMUNICATIONS—5.2%
Adtran, Inc.	1,675	40,468
Aruba Networks, Inc. *	1,375	12,210
Atheros Communications, Inc. *	925	23,125
Cisco Systems, Inc. *	10,500	231,105

Corning, Inc.	6,700	113,900
Harris Corp.	2,061	64,530
MasTec, Inc. *	3,225	33,379
Plantronics, Inc.	675	15,977
QUALCOMM, Inc.	6,000	277,259
RF Micro Devices, Inc. *	21,400	111,280
SAVVIS, Inc. *	850	12,334
Starent Networks Corp. *	900	21,582
Tellabs, Inc. *	3,700	21,460

Total Telecommunications		978,609

TOBACCO—1.0%
Philip Morris International, Inc.	4,000	186,400

TRANSPORTATION—2.5%
Burlington Northern Santa Fe Corp.	1,400	110,026
CH Robinson Worldwide, Inc.	1,200	65,436
Expeditors International of Washington, Inc.	1,900	64,467
JB Hunt Transport Services, Inc.	3,000	83,850
Kansas City Southern Industries, Inc. *	1,025	20,818
Union Pacific Corp.	2,200	126,544

Total Transportation		471,141

Total Common Stocks (Cost $18,667,472)		18,753,186

MONEY MARKET FUND—1.3%
MTB Prime Money Market Fund, Corporate Shares, 0.13% (7)(8) (Cost $244,992)	244,992	244,992

Total Investments—100.4% (Cost $18,912,464)		18,998,178

Other Assets Less Liabilities—(0.4%)		(70,153)

Total Net Assets—100.0%		$18,928,025

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $85,714. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,043,984 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,958,270.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$18,753,186	$—	$—
Money Market Fund	244,992	—	—

Total	$18,998,178	$—	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS—99.0%
AEROSPACE & DEFENSE—0.4%
Goodrich Corp.	11,400	$585,504

APPAREL—1.8%
Coach, Inc.	78,500	2,322,815

AUTO PARTS & EQUIPMENT—1.0%
BorgWarner, Inc.	38,800	1,287,772

BIOTECHNOLOGY—1.8%
Life Technologies Corp. *	35,716	1,626,149
Myriad Genetics, Inc. *	25,100	688,242

Total Biotechnology		2,314,391

CHEMICALS—2.6%
Monsanto Co.	19,000	1,596,000
Mosaic Co.	35,100	1,830,465

Total Chemicals		3,426,465

COAL—1.1%
Peabody Energy Corp.	44,600	1,476,706

COMMERCIAL SERVICES—8.4%
Dollar Financial Corp. *	95,650	1,501,705
Global Payments, Inc.	44,300	1,873,890
ITT Educational Services, Inc. *	16,800	1,635,480
Lender Processing Services, Inc.	50,950	1,741,471
Moody’s Corp.	45,800	1,087,292
Quanta Services, Inc. *	64,000	1,491,840
Ritchie Bros. Auctioneers, Inc.	72,700	1,744,800

Total Commercial Services		11,076,478

COMPUTERS—2.3%
Synaptics, Inc. *	45,200	1,083,444
Western Digital Corp. *	66,100	1,999,525

Total Computers		3,082,969

DISTRIBUTION/WHOLESALE—2.4%
Fastenal Co.	30,700	1,091,999
LKQ Corp. *	114,800	2,059,512

Total Distribution/Wholesale		3,151,511

DIVERSIFIED FINANCIAL SERVICES—3.8%
BlackRock, Inc.	8,400	1,600,536
IntercontinentalExchange, Inc. *	16,300	1,533,178
Raymond James Financial, Inc.	36,600	751,032
T Rowe Price Group, Inc.	23,000	1,074,330

Total Diversified Financial Services		4,959,076

ELECTRONICS—2.0%
Dolby Laboratories, Inc., Class A *	33,400	1,390,442
FLIR Systems, Inc. *	59,900	1,287,251

Total Electronics		2,677,693

ENGINEERING & CONSTRUCTION—1.7%
Foster Wheeler AG *	53,500	1,235,850
McDermott International, Inc. *	53,600	1,047,344

Total Engineering & Construction		2,283,194

ENVIRONMENTAL CONTROL—2.1%
Calgon Carbon Corp. *	88,600	1,122,562
Waste Connections, Inc. *	58,000	1,636,180

Total Environmental Control		2,758,742

HEALTH CARE - PRODUCTS—5.1%
DENTSPLY International, Inc.	34,214	1,141,037
Gen-Probe, Inc. *	20,100	746,112
Hologic, Inc. *	87,456	1,284,729
Intuitive Surgical, Inc. *	7,850	1,784,462
Inverness Medical Innovations, Inc. *	26,500	891,725
ResMed, Inc. *	21,900	897,900

Total Health Care—Products		6,745,965

HOUSEHOLD PRODUCTS—1.4%
Church & Dwight Co., Inc.	31,100	1,834,278

INSURANCE—1.1%
HCC Insurance Holdings, Inc.	57,150	1,434,465

INTERNET—3.2%
F5 Networks, Inc. *	38,600	1,432,832
McAfee, Inc. *	61,200	2,728,296

Total Internet		4,161,128

IRON/STEEL—1.6%
Steel Dynamics, Inc.	131,100	2,144,796

MACHINERY—4.3%
Cummins, Inc.	46,800	2,012,868
Graco, Inc.	37,761	934,207
Joy Global, Inc.	42,250	1,570,855
Rockwell Automation, Inc.	27,200	1,126,352

Total Machinery		5,644,282

METALS & MINING—1.5%
Precision Castparts Corp.	24,300	1,939,383

MISCELLANEOUS MANUFACTURING—1.4%
Harsco Corp.	64,825	1,783,336

OIL & GAS—5.9%
Cabot Oil & Gas Corp.	36,600	1,285,758
Denbury Resources, Inc. *	65,034	1,079,564
Newfield Exploration Co. *	18,800	739,404
Noble Energy, Inc.	29,600	1,809,152
Southwestern Energy Co. *	67,554	2,798,763

Total Oil & Gas		7,712,641

OIL & GAS SERVICES—3.2%
Cameron International Corp. *	36,500	1,139,895
FMC Technologies, Inc. *	33,500	1,457,250
National Oilwell Varco, Inc. *	23,000	826,620
Weatherford International Ltd. *	45,400	851,704

Total Oil & Gas Services		4,275,469

PACKAGING & CONTAINERS—1.3%
Crown Holdings, Inc. *	68,000	1,706,800

PHARMACEUTICALS—7.0%
Allergan, Inc.	36,800	1,966,224
Auxilium Pharmaceuticals, Inc. *	12,700	392,811
Cephalon, Inc. *	14,193	832,419
Express Scripts, Inc. *	24,926	1,745,817
Forest Laboratories, Inc. *	63,400	1,637,622
Herbalife Ltd.	31,000	1,066,710
Perrigo Co.	55,500	1,506,270

Total Pharmaceuticals		9,147,873

REAL ESTATE INVESTMENT TRUSTS (REIT)—0.9%
CB Richard Ellis Group, Inc., Class A *	110,000	1,199,000

RETAIL—11.7%
Brinker International, Inc.	82,800	1,377,792
DineEquity, Inc.	47,100	1,163,841
GameStop Corp., Class A *	114,144	2,498,612
Lululemon Athletica, Inc. *	116,300	2,060,836
Panera Bread Co., Class A *	27,200	1,494,912
Ross Stores, Inc.	42,250	1,862,803
Tiffany & Co.	30,200	900,866
TJX Cos., Inc.	38,500	1,394,855
Urban Outfitters, Inc. *	108,800	2,615,551

Total Retail		15,370,068

SEMICONDUCTORS—4.1%
Altera Corp.	66,700	1,246,623
Atmel Corp. *	316,500	1,319,805
Broadcom Corp., Class A *	56,600	1,597,818
Lam Research Corp. *	41,100	1,235,466

Total Semiconductors		5,399,712

SOFTWARE—7.6%
Activision Blizzard, Inc. *	124,600	1,426,670
Allscripts-Misys Healthcare Solutions, Inc.	62,500	1,076,875
ANSYS, Inc. *	80,132	2,504,927
Autodesk, Inc. *	33,357	727,516
Cerner Corp. *	20,530	1,336,092
Citrix Systems, Inc. *	51,100	1,819,160
Salesforce.com, Inc. *	25,400	1,100,836

Total Software		9,992,076

TELECOMMUNICATIONS—3.5%
Adtran, Inc.	27,400	661,984
Harris Corp.	59,900	1,875,469
RF Micro Devices, Inc. *	397,500	2,067,000

Total Telecommunications		4,604,453

TRANSPORTATION—2.8%
CH Robinson Worldwide, Inc.	33,942	1,850,857
Expeditors International of Washington, Inc.	55,538	1,884,405

Total Transportation		3,735,262

Total Common Stocks (Cost $115,217,776)		130,234,303

WARRANTS—0.0% **
BANKS—0.0% **
Washington Mutual, Inc. * (11) (Cost $0)	9,300	93

MONEY MARKET FUNDS—0.4% (7)(8)
MTB Money Market Fund, Institutional I Shares, 0.10%	2,645	2,645
MTB Prime Money Market Fund, Corporate Shares, 0.13%	457,907	457,907

Total Money Market Funds (Cost $460,552)		460,552

Total Investments—99.4% (Cost $115,678,328)		130,694,948

Other Assets Less Liabilities—0.6%		827,181

Total Net Assets—100.0%		$131,522,129

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $15,016,620. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $21,371,338 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,354,718.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$130,234,303	$—	$—
Warrants	93
Money Market Funds	460,552	—	—

Total	$130,694,948	$—	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS—99.7%
APPAREL—1.0%
Warnaco Group, Inc. *	35,394	$1,285,864

AUTO PARTS & EQUIPMENT—2.3%
ArvinMeritor, Inc.	75,000	543,000
Cooper Tire & Rubber Co.	62,000	915,120
Fuel Systems Solutions, Inc. *	36,000	902,880
Westport Innovations, Inc. *	80,000	715,200

Total Auto Parts & Equipment		3,076,200

BANKS—0.1%
Signature Bank *	4,500	132,660

BIOTECHNOLOGY—5.4%
Alexion Pharmaceuticals, Inc. *	16,800	740,040
AMAG Pharmaceuticals, Inc. *	23,900	1,085,299
Dendreon Corp. *	45,000	1,089,450
Human Genome Sciences, Inc. *	126,000	1,801,800
Myriad Genetics, Inc. *	12,400	340,008
Regeneron Pharmaceuticals, Inc. *	32,000	686,080
RTI Biologics, Inc. *	147,500	653,425
Seattle Genetics, Inc. *	65,500	789,275

Total Biotechnology		7,185,377

CHEMICALS—2.3%
Migao Corp. *	98,000	699,578
Rockwood Holdings, Inc. *	97,700	1,750,784
Solutia, Inc. *	67,500	603,450

Total Chemicals		3,053,812

COAL—3.7%
Massey Energy Co.	68,000	1,808,800
Patriot Coal Corp. *	158,000	1,322,460
Walter Energy, Inc.	36,500	1,801,640

Total Coal		4,932,900

COMMERCIAL SERVICES—1.0%
Dollar Financial Corp. *	17,200	270,040
SuccessFactors, Inc. *	100,000	1,055,000

Total Commercial Services		1,325,040

COMPUTERS—3.2%
Brocade Communications Systems, Inc. *	61,100	480,246
NCI, Inc., Class A *	24,500	776,405
Palm, Inc. *	55,000	865,150
SRA International, Inc., Class A *	57,000	1,122,900
STEC, Inc. *	15,000	511,350
Synaptics, Inc. *	20,000	479,400

Total Computers		4,235,451

DISTRIBUTION/WHOLESALE—1.0%
Fossil, Inc. *	28,000	737,520
LKQ Corp. *	36,300	651,222

Total Distribution/Wholesale		1,388,742

DIVERSIFIED FINANCIAL SERVICES—1.7%
Affiliated Managers Group, Inc. *	13,900	917,678
Och-Ziff Capital Management Group LLC, Class A	68,000	708,560
Stifel Financial Corp. *	13,387	668,413

Total Diversified Financial Services		2,294,651

ELECTRICAL COMPONENTS & EQUIPMENT—1.8%
American Superconductor Corp. *	27,000	868,590
GrafTech International Ltd. *	111,000	1,524,030

Total Electrical Components & Equipment		2,392,620

ENERGY-ALTERNATE SOURCES—1.6%
Clean Energy Fuels Corp. *	141,700	1,309,308
FuelCell Energy, Inc. *	215,500	864,155

Total Energy-Alternate Sources		2,173,463

ENGINEERING & CONSTRUCTION—4.7%
KBR, Inc.	30,000	635,700
McDermott International, Inc. *	118,400	2,313,536
MYR Group, Inc. *	80,000	1,441,600
Orion Marine Group, Inc. *	40,630	908,487
Sterling Construction Co., Inc. *	62,500	995,625

Total Engineering & Construction		6,294,948

ENTERTAINMENT & LEISURE—1.9%
Bally Technologies, Inc. *	31,000	1,122,510
Penn National Gaming, Inc. *	25,000	792,750
TiVo, Inc. *	60,000	615,000

Total Entertainment & Leisure		2,530,260

ENVIRONMENTAL CONTROL—2.0%
Metalico, Inc. *	182,000	826,280
Tetra Tech, Inc. *	60,900	1,834,308

Total Environmental Control		2,660,588

FOOD—0.1%
Tasty Baking Co.	25,000	180,500

HEALTH CARE - PRODUCTS—3.1%
American Medical Systems Holdings, Inc. *	40,000	611,600
Cepheid, Inc. *	50,000	528,500
Haemonetics Corp. *	17,000	1,003,170
Meridian Bioscience, Inc.	24,000	528,480
NuVasive, Inc. *	27,856	1,152,960
TranS1, Inc. *	59,900	371,380

Total Health Care - Products		4,196,090

HEALTH CARE PROVIDERS & SERVICES—3.2%
AMERIGROUP Corp. *	20,500	505,940
Community Health Systems, Inc. *	25,500	722,160
Coventry Health Care, Inc. *	35,000	805,000
Health Management Associates, Inc., Class A *	125,000	753,750
Tenet Healthcare Corp. *	202,600	800,270
Triple-S Management Corp., Class B *	41,900	716,071

Total Health Care Providers & Services		4,303,191

HOUSEHOLD PRODUCTS—0.2%
Tupperware Brands Corp.	10,000	340,700

INSURANCE—0.2%
eHealth, Inc. *	15,200	246,848

INTERNET—6.1%
AsiaInfo Holdings, Inc. *	61,300	1,181,251
Blue Coat Systems, Inc. *	42,500	794,325
Cybersource Corp. *	45,000	780,300
Digital River, Inc. *	11,000	388,850
Equinix, Inc. *	10,000	817,300
Limelight Networks, Inc. *	61,900	245,124
Rackspace Hosting, Inc. *	47,000	659,880
Sapient Corp. *	83,000	554,440
Sourcefire, Inc. *	119,300	2,104,452
Websense, Inc. *	46,800	692,640

Total Internet		8,218,562

IRON/STEEL—1.8%
AK Steel Holding Corp.	70,000	1,376,900
Steel Dynamics, Inc.	62,000	1,014,320

Total Iron/Steel		2,391,220

LEISURE TIME—0.6%
WMS Industries, Inc. *	21,000	759,360

MACHINERY—6.1%
Bucyrus International, Inc.	104,500	3,080,660
Joy Global, Inc.	84,000	3,123,120
Wabtec Corp.	56,900	1,914,685

Total Machinery		8,118,465

METALS & MINING—2.6%
Quadra Mining Ltd. *	136,900	1,341,995
Thompson Creek Metals Co., Inc. *	145,500	2,117,025

Total Metals & Mining		3,459,020

MISCELLANEOUS MANUFACTURING—1.0%
Hexcel Corp. *	130,000	1,327,300

OIL & GAS—3.5%
Comstock Resources, Inc. *	18,000	693,000
Newfield Exploration Co. *	29,100	1,144,503
Plains Exploration & Production Co. *	37,000	1,060,050
Ultra Petroleum Corp. *	15,000	661,800
Whiting Petroleum Corp. *	23,500	1,080,060

Total Oil & Gas		4,639,413

OIL & GAS SERVICES—0.3%
North American Energy Partners, Inc. *	78,900	421,326

PHARMACEUTICALS—7.6%
Auxilium Pharmaceuticals, Inc. *	51,500	1,592,895
BioMarin Pharmaceutical, Inc. *	47,000	771,270
Cypress Bioscience, Inc. *	57,600	509,184
Onyx Pharmaceuticals, Inc. *	19,000	682,480
Optimer Pharmaceuticals, Inc. *	38,000	535,420
Orexigen Therapeutics, Inc. *	97,600	798,368
Osiris Therapeutics, Inc. *	33,000	401,610
Poniard Pharmaceuticals, Inc. *	91,000	656,110
Rigel Pharmaceuticals, Inc. *	98,000	816,340
Savient Pharmaceuticals, Inc. *	97,000	1,512,230
United Therapeutics Corp. *	10,750	995,665
Vivus, Inc. *	50,000	370,500
XenoPort, Inc. *	25,000	507,750

Total Pharmaceuticals		10,149,822

RETAIL—7.2%
Aeropostale, Inc. *	31,000	1,128,400
Buckle, Inc.	22,000	680,680
Cheesecake Factory, Inc. *	44,900	869,713
DineEquity, Inc.	27,500	679,525
Genesco, Inc. *	27,100	588,612
Gymboree Corp. *	20,000	795,600
hhgregg, Inc. *	66,500	1,220,275
Lululemon Athletica, Inc. *	51,000	903,720
Panera Bread Co., Class A *	12,000	659,520
PetSmart, Inc.	28,700	642,019
PF Chang’s China Bistro, Inc. *	34,500	1,169,895
RadioShack Corp.	25,000	387,750

Total Retail		9,725,709

SEMICONDUCTORS—5.1%
Advanced Micro Devices, Inc. *	254,400	931,104
Anadigics, Inc. *	245,000	1,014,300
Applied Micro Circuits Corp. *	50,000	432,500
Entropic Communications, Inc. *	212,500	669,375
Microsemi Corp. *	82,000	1,119,300
Monolithic Power Systems, Inc. *	35,000	776,650
Tessera Technologies, Inc. *	24,000	674,160
TriQuint Semiconductor, Inc. *	178,800	1,283,784

Total Semiconductors		6,901,173

SOFTWARE—8.9%
Allscripts-Misys Healthcare Solutions, Inc.	41,500	715,045
ANSYS, Inc. *	17,000	531,420
ArcSight, Inc. *	45,000	853,650
athenahealth, Inc. *	18,000	664,920
CommVault Systems, Inc. *	23,500	409,135
Eclipsys Corp. *	30,500	555,100
EPIQ Systems, Inc. *	62,700	1,006,335
FalconStor Software, Inc. *	75,000	401,250
Informatica Corp. *	39,000	717,210
Mantech International Corp., Class A *	18,000	959,400
MedAssets, Inc. *	53,700	1,003,116
Omniture, Inc. *	60,500	827,640
Parametric Technology Corp. *	70,000	903,700
Quality Systems, Inc.	11,000	603,790
Solera Holdings, Inc. *	45,000	1,211,849
Ultimate Software Group, Inc. *	25,000	640,000

Total Software		12,003,560

TELECOMMUNICATIONS—7.6%
Adtran, Inc.	40,800	985,728
Aruba Networks, Inc. *	75,000	666,000
Atheros Communications, Inc. *	47,000	1,175,000
MasTec, Inc. *	165,000	1,707,750
Plantronics, Inc.	34,500	816,615
RF Micro Devices, Inc. *	390,000	2,028,000
SAVVIS, Inc. *	45,000	652,950
Starent Networks Corp. *	47,000	1,127,060
Tellabs, Inc. *	190,000	1,102,000

Total Telecommunications		10,261,103

TRANSPORTATION—0.8%
Kansas City Southern Industries, Inc. *	53,000	1,076,430

Total Common Stocks (Cost $112,757,154)		133,682,368

MONEY MARKET FUND—0.5%
MTB Prime Money Market Fund, Corporate Shares, 0.13% (7)(8) (Cost $720,786)	720,786	720,786

Total Investments—100.2% (Cost $113,477,940)		134,403,154

Other assets less liabilities—(0.2%)		(311,409)

Total Net Assets—100.0%		$134,091,745

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $20,925,214. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $22,283,123 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,357,909.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$133,682,368	$—	$—
Money Market Fund	720,786	—	—

Total	$134,403,154	$—	$—

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

MTB INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2009 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS—96.8%
Australia—3.1%
Amcor Ltd.	101,400	$419,790
Australia & New Zealand Banking Group Ltd.	14,000	216,966
BHP Billiton Ltd.	23,809	753,695
BlueScope Steel Ltd.	46,600	131,342
CSL Ltd.	28,390	725,379
Goodman Fielder Ltd.	209,900	243,137
National Australia Bank Ltd.	12,700	258,425
Qantas Airways Ltd.	150,900	292,797
Rio Tinto Ltd.	47,597	2,404,393
Sigma Pharmaceuticals Ltd.	386,000	418,067

Total Australia		5,863,991

Austria—0.1%
Voestalpine AG	4,700	130,427

Belgium—1.1%
Anheuser-Busch InBev NV	53,603	2,132,706
Delhaize Group	300	21,452
Fortis (Strip VVPR) *(9)	15,744	22

Total Belgium		2,154,180

Brazil—3.8%
Brasil Telecom SA ADR *	9,300	200,787
Centrais Eletricas Brasileiras SA ADR Class C *	9,400	143,726
Cia de Saneamento Basico do Estado de Sao Paulo *	3,100	52,172
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,600	121,356
EDP - Energias do Brasil SA	19,900	292,354
Itau Unibanco Banco Multiplo SA ADR	119,783	2,142,918
Petroleo Brasileiro SA ADR	52,109	2,148,974
Redecard SA	84,300	1,253,826
Vale SA SP ADR	41,589	820,551

Total Brazil		7,176,664

Canada—4.9%
AGF Management Ltd., Class B	17,100	243,027
Alimentation Couche Tard, Inc., Class B	22,200	350,749
Atco Ltd., Class I	4,300	153,638
BCE, Inc.	12,810	294,074
Biovail Corp.	26,700	355,670
Cameco Corp.	44,975	1,243,559
Canadian Imperial Bank of Commerce	4,700	289,308
Fairfax Financial Holdings Ltd.	1,000	304,479
Laurentian Bank of Canada	11,300	375,006
Magna International, Inc., Class A	3,900	197,308
Manulife Financial Corp.	41,895	1,018,467
National Bank of Canada	7,300	393,783
Niko Resources Ltd.	20,450	1,440,849
Rogers Communications, Inc., Class B	17,641	490,132
RONA, Inc. *	23,600	300,792
Shoppers Drug Mart Corp.	15,095	630,704
Sun Life Financial, Inc.	8,900	304,199
Suncor Energy, Inc.	26,064	846,559

Total Canada		9,232,303

China—4.8%
Agile Property Holdings Ltd.	578,000	817,399
China Communications Construction Co., Ltd., Class H	533,000	691,864
China Merchants Bank Co., Ltd., Class H	261,500	614,774
China National Building Material Co., Ltd., Class H	594,000	1,293,761
China Petroleum & Chemical Corp., Class H	674,000	605,292
Chongqing Iron & Steel Co., Ltd., Class H	910,000	460,282
Industrial & Commercial Bank of China, Class H	2,925,000	2,105,986
Maanshan Iron & Steel - Class H	408,000	317,448
PetroChina Co. Ltd. ADR	500	58,875
PetroChina Co. Ltd., Class H	708,000	841,373
Tencent Holdings Ltd.	67,600	912,376
Zhejiang Expressway Co., Ltd.	284,000	275,203
Total China		8,994,633

Colombia—0.2%
BanColombia SA ADR	10,700	343,577

Czech Republic—0.1%
Unipetrol	24,300	159,882

Denmark—1.7%
Danske Bank A/S *	11,600	241,449
Genmab A/S *	26,500	1,060,061
H Lundbeck A/S	18,200	352,700
Novo-Nordisk A/S, B Shares	8,696	511,804
Vestas Wind Systems A/S *	14,036	988,621

Total Denmark		3,154,635

Finland—0.1%
Rautaruukki OYJ	5,600	121,161

France—6.1%
AXA SA	36,152	764,148
BNP Paribas	32,980	2,404,366
Casino Guichard Perrachon SA	200	13,783
Cie de Saint-Gobain	3,300	133,814
Credit Agricole SA	13,000	185,566
EDF	15,933	789,713
Groupe Danone	9,540	511,870
Iliad SA	7,813	834,073
Rallye SA	4,600	135,061
Sanofi-Aventis SA	15,800	1,035,002
SCOR SE	200	4,810
Societe Generale	1,500	96,314
Suez Environnment SA *	69,687	1,327,967
Thales SA	4,400	186,006
Total SA	33,849	1,877,203
Total SA ADR	9,014	501,629
Vivendi	25,200	647,410

Total France		11,448,735

Germany—5.8%
Adidas AG	13,369	564,973
Allianz SE	900	88,767
BASF SE	4,900	245,555
Bayer AG	23,191	1,423,304
Daimler AG	5,000	231,396
Deutsche Bank AG	4,900	317,001
Deutsche Boerse AG	23,461	1,859,197
E.ON AG	17,600	666,262
Hannover Rueckversicherung AG	30,628	1,246,318
Muenchener Rueckversicherungs AG	12,011	1,816,176
RWE AG	2,100	177,641
SAP AG ADR	14,057	664,193
Siemens AG	8,000	638,532

ThyssenKrupp AG	7,200	221,662
Wacker Chemie AG	4,980	664,653

Total Germany		10,825,630

Greece—0.2%
Hellenic Petroleum SA	23,400	242,802
Mytilineos Holdings SA	8,571	74,030

Total Greece		316,832

Hong Kong—4.1%
China Resources Land Ltd.	464,000	1,133,949
Esprit Holdings Ltd.	112,500	812,898
Hang Lung Properties Ltd.	143,000	524,022
HSBC Holdings Plc.	172,800	1,719,070
Kingboard Chemical Holdings Ltd.	121,000	384,075
Li & Fung Ltd.	256,000	754,782
Pacific Basin Shipping Ltd.	228,000	171,808
Sun Hung Kai Properties Ltd.	113,000	1,719,047
VTech Holdings Ltd.	56,000	399,223

Total Hong Kong		7,618,874

Hungary—0.3%
Egis Gyogyszergyar Nyrt	3,600	367,607
OTP Bank Nyrt *	7,000	149,853

Total Hungary		517,460

India—0.9%
GAIL India Ltd. GDR	10,000	397,800
HDFC Bank Ltd. ADR	7,002	684,586
Infosys Technologies Ltd. ADR	15,568	669,891

Total India		1,752,277

Ireland—0.3%
DCC Plc.	13,500	288,622
Irish Life & Permanent Plc.	38,000	186,423

Total Ireland		475,045

Israel—1.1%
Bank Hapoalim BM *	41,800	135,975
Israel Chemicals Ltd.	111,060	1,265,054
Teva Pharmaceutical Industries Ltd. ADR	10,782	575,112

Total Israel		1,976,141

Italy—1.0%
Banco Popolare SC	12,600	101,826
Enel SpA	53,600	291,259
ENI SpA	27,100	630,754
Finmeccanica SpA	7,700	116,771
Intesa Sanpaolo SpA	45,708	170,197
Milano Assicurazioni SpA	19,800	67,448
Saipem SpA	20,416	552,877

Total Italy		1,931,132

Japan—16.2%
Alpine Electronics, Inc.	17,800	179,270
Alps Electric Co., Ltd.	16,500	92,069
Asahi Kasei Corp.	29,000	149,865
Astellas Pharma, Inc.	10,800	412,026
Brother Industries Ltd.	28,900	260,520
Central Glass Co., Ltd.	59,000	249,406
Circle K Sunkus Co., Ltd.	11,300	178,531
Cosmo Oil Co., Ltd.	51,000	152,528
Eizo Nanao Corp.	12,300	273,622
Fanuc Ltd.	8,600	706,177
Fuji Heavy Industries Ltd.	33,000	133,221
Hitachi Capital Corp.	10,200	139,378

Honda Motor Co., Ltd.	7,000	225,627
JTEKT Corp.	26,400	298,806
Jupiter Telecommunications Co., Ltd.	768	645,242
KDDI Corp.	40	212,206
Konica Minolta Holdings, Inc.	20,500	224,227
Kurita Water Industries Ltd.	37,900	1,257,659
Kyowa Exeo Corp.	2,000	19,572
Marubeni Corp.	65,000	300,185
Ministop Co., Ltd.	9,600	157,252
Mitsubishi Corp.	10,500	209,723
Mitsubishi UFJ Financial Group, Inc.	223,300	1,335,670
Mitsui & Co., Ltd.	101,800	1,277,005
Mitsui Fudosan Co., Ltd.	91,000	1,673,342
Mitsui Mining & Smelting Co., Ltd.	76,100	209,903
NGK Insulators Ltd.	30,000	680,053
Nidec Corp.	19,500	1,411,625
Nifco, Inc.	16,000	292,523
Nintendo Co., Ltd.	4,500	1,216,962
Nippon Oil Corp.	54,500	289,131
Nippon Telegraph & Telephone Corp.	10,000	413,210
Nisshin Steel Co., Ltd.	58,000	110,943
NOF Corp.	86,000	384,444
NTT DoCoMo, Inc.	1,258	1,824,017
Omron Corp.	16,300	264,245
Ricoh Co., Ltd.	10,000	131,255
Secom Co., Ltd.	28,700	1,228,376
Shin-Etsu Chemical Co., Ltd.	34,200	1,843,276
Shinmaywa Industries Ltd.	24,000	87,757
Showa Shell Sekiyu KK	24,200	270,835
Sony Financial Holdings, Inc.	190	585,712
Sumitomo Bakelite Co., Ltd.	26,000	146,452
Sumitomo Corp.	37,400	370,344
Sumitomo Mitsui Financial Group, Inc.	10,000	428,005
Sumitomo Trust & Banking Co., Ltd.	49,000	268,238
Takeda Pharmaceutical Co., Ltd.	13,100	530,230
Terumo Corp.	10,900	554,071
Tokyu Corp.	296,000	1,451,456
Toyo Tire & Rubber Co., Ltd.	69,000	150,943
Toyota Motor Corp.	18,500	780,080
Unicharm Corp.	17,600	1,424,740
Yamada Denki Co., Ltd.	32,240	2,017,022
Yokohama Rubber Co., Ltd.	19,100	101,530

Total Japan		30,230,507

Luxembourg—0.6%
Millicom International Cellular SA	14,609	1,083,257

Mexico—0.6%
Grupo Mexico SAB de CV, Class B	299,667	426,508
Telefonos de Mexico SAB de CV, Class L	142,000	112,985
Wal-Mart de Mexico SAB de CV, Series V ADR	17,085	579,182

Total Mexico		1,118,675

Netherlands—1.9%
Aegon NV	36,800	270,541
ING Groep NV	20,500	262,908
Koninklijke DSM NV	11,800	421,807
Royal KPN NV	85,353	1,282,831
Unilever NV	46,600	1,273,245

Total Netherlands		3,511,332

New Zealand—0.0% **
Fisher & Paykel Appliances Holdings Ltd.	55,500	31,972

Norway—1.3%
Norsk Hydro ASA	14,000	82,226
Renewable Energy Corp., A/S *	59,853	475,254
Renewable Energy Corp., A/S *(3)	23,301	185,018
StatoilHydro ASA	12,070	257,963
Yara International ASA	46,359	1,437,031

Total Norway		2,437,492

Papua New Guinea—1.4%
Lihir Gold Ltd. *	579,686	1,342,954
Oil Search Ltd.	261,915	1,235,458

Total Papua New Guinea		2,578,412

Poland—0.1%
Telekomunikacja Polska SA	49,900	255,414

Portugal—0.3%
Banco Espirito Santo SA	23,500	146,739
Portugal Telecom, SGPS, SA	41,200	417,397

Total Portugal		564,136

Russia—1.1%
Gazprom OAO ADR	85,710	1,769,912
MMC Norilsk Nickel ADR	32,100	321,321

Total Russia		2,091,233

Singapore—0.5%
MobileOne Ltd.	126,900	148,137
Singapore Airlines Ltd.	41,070	385,258
Venture Corp., Ltd.	55,000	364,972

Total Singapore		898,367

South Africa—0.7%
Astral Foods Ltd.	16,800	232,191
MTN Group Ltd.	35,352	583,126
Nedbank Group Ltd.	21,637	298,485
Telkom SA Ltd.	12,300	61,262
Vodacom Group Pty Ltd. *	12,300	93,043

Total South Africa		1,268,107

South Korea—1.1%
Busan Bank	32,200	306,742
Daishin Securities Co., Ltd.	12,200	177,308
Hyundai Mipo Dockyard	2,200	243,609
Korea Exchange Bank	26,200	253,851
KT Corp.	3,100	100,204
LG Hausys Ltd. *	512	47,523
Samsung Electronics Co., Ltd. GDR (2)(3)	2,293	675,840
SK Telecom Co., Ltd.	1,400	211,448

Total South Korea		2,016,525

Spain—3.3%
Banco Bilbao Vizcaya Argentaria SA	9,348	153,488
Banco Santander SA	136,143	1,971,484
Gamesa Corp. Tecnologica SA	32,416	701,351
Repsol YPF SA	23,700	550,267
Telefonica, SA	115,973	2,885,233

Total Spain		6,261,823

Sweden—0.4%
Electrolux AB, Class B	14,500	271,272
Nordea Bank AB	18,200	176,552
Saab AB, Class B	33,000	375,000

Total Sweden		822,824

Switzerland—7.1%
ABB Ltd. *	30,591	558,776
Actelion Ltd. *	24,580	1,355,907
Baloise Holding AG	3,500	279,044
Clariant AG *	27,900	208,862
Credit Suisse Group AG	21,562	1,018,931
Helvetia Holding AG	800	222,898
Julius Baer Holdings AG	34,909	1,662,722
Logitech International SA *	35,487	594,053
Lonza Group AG	11,746	1,163,993
Nestle SA	13,848	569,911
Novartis AG	22,191	1,016,261
Roche Holding AG	5,167	814,710
Swiss Reinsurance	7,500	287,746
Swisscom AG	2,000	656,436
Syngenta AG	5,317	1,226,943
Zurich Financial Services AG	8,849	1,738,914

Total Switzerland		13,376,107

Taiwan—0.6%
AU Optronics Corp. ADR	33,300	370,962
Compal Electronics, Inc.	375,870	368,904
Macronix International *	600,000	313,643

Total Taiwan		1,053,509

Thailand—0.2%
Krung Thai Bank PCL, Class F	1,649,900	407,263

Turkey—0.2%
Tupras Turkiye Petrol Rafine	10,800	139,502
Turk Sise ve Cam Fabrikalari A/S	264,882	241,301

Total Turkey		380,803

United Kingdom—18.9%
Admiral Group Plc.	85,980	1,373,778
ARM Holdings Plc.	331,509	699,134
AstraZeneca Plc.	18,700	875,586
Autonomy Corp., Plc. *	115,707	2,271,077
Aviva Plc.	45,500	266,590
BAE Systems Plc.	203,561	1,043,920
Barclays Plc.	61,100	308,542
BG Group Plc.	115,187	1,922,220
BP Plc.	153,300	1,273,232
Bradford & Bingley Plc. *(9)	28,100	0
Brit Insurance Holdings Plc.	54,500	190,045
British Sky Broadcasting Group Plc.	70,842	646,127
BT Group Plc.	942,224	1,993,396
Centrica Plc.	65,400	240,618
Computacenter Plc.	115,600	424,830
Dairy Crest Group Plc.	13,900	76,450
Dana Petroleum Plc. *	57,900	1,327,955
De La Rue Plc.	79,055	1,099,380
GKN Plc.	105,200	180,564
GlaxoSmithKline Plc.	20,700	397,306
Greene King Plc.	36,400	257,051
ICAP Plc.	75,092	569,487
IMI Plc.	43,600	247,628
Imperial Tobacco Group Plc.	45,310	1,295,026
Logica Plc.	249,300	421,649
Marston’s Plc.	92,160	142,788
Old Mutual Plc.	45,300	72,508
Peter Hambro Mining Plc.	137,453	1,500,493

Premier Foods Plc.	67,000	43,369
Prudential Plc.	302,737	2,266,837
Reckitt Benckiser Group Plc.	26,898	1,292,240
Rolls-Royce Group Plc. *	213,720	1,478,912
Royal Dutch Shell Plc. B Shares *	45,900	1,191,511
Shire Plc. *	86,260	1,279,548
Smith & Nephew Plc.	64,372	511,307
Standard Chartered Plc.	28,287	671,452
Tesco Plc.	122,053	749,273
Tomkins Plc.	120,600	356,578
TUI Travel Plc.	352,190	1,335,479
Vedanta Resources Plc.	34,620	1,020,140
Vodafone Group Plc.	129,100	264,609
Xstrata Plc.	132,877	1,793,919

Total United Kingdom		35,372,554

United States—0.6%
Randgold Resources Ltd.	17,631	1,070,571

Total Common Stocks (Cost $167,627,071)		181,024,462

MUTUAL FUNDS—0.5%
United States—0.5%
iShares MSCI EAFE Index Fund	14,916	751,916
iShares MSCI Emerging Markets Index Fund	5,700	203,604

Total Mutual Funds (Cost $864,810)		955,520

PREFERRED STOCKS—1.2%
Brazil—0.5%
Brasil Telecom Participacoes SA	22,500	191,987
Centrais Eletricas Brasileiras SA, Series B	16,900	233,697
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preferred Class B	23,200	432,727
Sadia SA	46,800	135,703

Total Brazil		994,114

Germany—0.7%
Fresenius SE	21,300	1,207,671

Total Preferred Stocks (Cost $2,403,280)		2,201,785

RIGHTS—0.0% **
Belgium—0.0% **
Fortis *(9)(10) (Cost $0)	11,900	0

MONEY MARKET FUND—0.1%
MTB Prime Money Market Fund, Corporate Shares, 0.13% (7)(8) (Cost $206,493)	206,493	206,493

Total Investments—98.6% (Cost $171,101,654)		184,388,260

Other Assets Less Liabilities—1.4%		2,718,959

Total Net Assets—100.0%		$187,107,219

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $13,286,606. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $29,060,822 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,774,216.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$181,024,440	$—	$22
Mutual Funds	955,520	—	—
Preferred Stocks	2,201,785	—	—
Rights	—	—	0
Money Market Fund	206,493	—	—

Total	$184,388,238	$—	$22

Please refer to the Portfolio of Investments for a further breakout of each security by geographic region.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 4/30/09	$21
Realized gain (loss)	(262,348)
Change in unrealized appreciation (depreciation)	262,350
Net purchases (sales)	(1)
Transfers in and/or out of Level 3	—

Balance as of 7/31/09	$22

The categories of investments are shown as a percentage of total net assets at July 31, 2009.

(1)	Floating rate note with current rate and next reset date shown.

(2)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Value	Percentage of Total Net Assets
MTB Short-Term Corporate Bond Fund
Atlantis One Funding Corp.	7/29/2009	$999,967	$999,976
BAE Systems Holdings, Inc.	3/28/2006	977,719	1,015,522
Ciesco LLC	7/31/2009	999,983	999,982
Clorox Company	7/22/2009	999,893	999,973
Coca Cola Enterprises, Inc.	7/31/2009	999,929	999,929
ConocoPhillips Qatar	7/31/2009	499,975	499,975
Consolidated Edison Co.	7/14/2009	499,889	499,983
Devon Energy Corp.	7/27/2009	999,908	999,942
Dolphin Energy Ltd.	7/23/2009	500,000	502,549
Edison Asset Securitization LLC	6/30/2009	999,500	999,823
Falcon Asset Securitization Co., LLC	7/20/2009	999,808	999,879
FPL Group Capital, Inc.	7/22/2009	999,900	999,947
Johnson & Johnson	7/30/2009	1,499,936	1,499,942
Kitty Hawk Funding Corp.	7/16/2009	956,834	956,934
Korea Railroad Corp.	5/8/2008	498,185	499,665
MassMutual Global Funding II	6/25/2009	499,610	501,566
Metropolitan Life Global Funding I	6/4/2009	497,480	507,038
PepsiCo, Inc.	7/30/2009	650,993	650,995
Southern Co.	7/31/2009	999,906	999,906
Verizon Wireless Capital LLC	5/19/2009	599,532	616,718
Xstrata Finance Canada Ltd.	7/27/2009	303,000	293,616
			17,043,860	21.9%
MTB Pennsylvania Municipal Bond Fund
Bucks County, PA, IDA, Revenue Bonds	4/5/2007	1,545,000	1,162,952	1.1%
MTB Intermediate-Term Bond Fund
American Tower Trust	4/30/2007	1,000,000	954,492
Anheuser-Busch InBev Worldwide, Inc.	5/11/2009	498,120	560,345
Atlantis One Funding Corp.	7/29/2009	999,967	999,976
Burlington Northern Santa Fe	7/30/2009	999,958	999,967
COX Enterprises, Inc.	10/27/2006	1,058,135	1,035,100
Dolphin Energy Ltd.	7/23/2009	750,000	753,823
Johnson & Johnson	7/30/2009	1,499,936	1,499,942
Kansas Gas & Electric	6/9/2009	249,548	276,966
Korea Railroad Corp.	5/8/2008	498,185	499,665
Verizon Wireless Capital LLC	11/19/2008	494,675	629,288
Yara International ASA	6/4/2009	994,890	1,066,812
			9,276,376	7.2%
MTB Income Fund
American Tower Trust	4/30/2007	1,000,000	954,492
Anheuser-Busch InBev Worldwide, Inc.	5/11/2009	498,120	560,345
ASIF Global Financing XIX	1/8/2003	1,172,807	1,024,013
BAE Systems Holdings, Inc.	6/1/2009	498,255	512,702
Bank of New York Institutional Capital Trust A	11/25/1996	1,500,000	1,201,342
Burlington Northern Santa Fe	7/30/2009	999,958	999,967
Clorox Company	7/22/2009	999,893	999,973
COX Enterprises, Inc.	10/27/2006	1,056,883	1,035,100

Devon Energy Corp.	7/27/2009	999,908	999,942
Dolphin Energy Ltd.	7/23/2009	750,000	753,823
Johnson & Johnson	7/30/2009	999,957	999,961
Kansas Gas & Electric	6/8/2009	249,548	276,966
Korea Railroad Corp.	5/8/2008	498,185	499,665
LA Arena Funding LLC	4/23/1999	1,577,937	1,484,989
Verizon Wireless Capital LLC	11/19/2008	494,675	629,288
Xstrata Finance Canada Ltd.	11/14/2007	498,435	387,033
Yara International ASA	6/4/2009	994,890	1,066,812
			14,386,413	7.9%

MTB Balanced Fund
COX Enterprises, Inc.	10/27/2006	211,664	207,020	1.2%

MTB International Equity Fund
Samsung Electronics Co., Ltd. GDR	10/28/2005	325,534	366,657
Samsung Electronics Co., Ltd. GDR	1/8/2008	27,074	28,885
Samsung Electronics Co., Ltd. GDR	1/15/2008	9,227	9,726
Samsung Electronics Co., Ltd. GDR	2/11/2008	307	295
Samsung Electronics Co., Ltd. GDR	2/26/2008	17,101	16,800
Samsung Electronics Co., Ltd. GDR	4/10/2008	37,834	33,306
Samsung Electronics Co., Ltd. GDR	4/11/2008	29,240	25,348
Samsung Electronics Co., Ltd. GDR	10/28/2008	13,862	26,527
Samsung Electronics Co., Ltd. GDR	11/4/2008	6,765	10,021
Samsung Electronics Co., Ltd. GDR	4/17/2009	40,650	52,758
Samsung Electronics Co., Ltd. GDR	5/1/2009	81,759	105,517
			675,840	0.4%

(3)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2009, these liquid restricted securities were as follows:

Fund	Amount	Percentage of Total Net Assets
MTB Short-Term Corporate Bond Fund	$17,043,860	21.9%
MTB Pennsylvania municipal Bond Fund	1,162,952	1.1%
MTB Intermediate-Term Bond Fund	9,276,376	7.2%
MTB Income Fund	14,386,413	7.9%
MTB Balanced Fund	207,020	1.2%
MTB International Equity Fund	860,858	0.5%

(4)	Current rate and next reset date shown for Variable Rate Demand Notes.

(5)	At July 31, 2009, 2.1% of the total investments at market value were subject to the alternative minimum tax for MTB New York Municipal Bond Fund, 0.4% for MTB Maryland Municipal Bond Fund and 9.9% for MTB Virginia Municipal Bond Fund.

(6)	Discount rate at time of purchase.

(7)	7-Day net yield.

(8)	Affiliated company.

(9)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At July 31, 2009, the value of these securities amounted to:

Fund	Amount	Percentage of Total Net Assets
MTB U.S. Government Bond Fund	$43,474	0.1%
MTB International Equity Fund	22	0.0%

(10)	No associated strike price available.

(11)	No strike price or expiration date available due to ongoing litigation.

(12)	Zero coupon security. The rate shown reflects the effective yield at purchase date.

*	Non-income producing security.

**	Represents less than 0.1%.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax

BKNT – Bank Notes

CIFG – CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee

COL – Collateralized

EDA – Economic Development Authority

ETM – Escrowed to Maturity

FDIC – Federal Deposit Insurance Corporation

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Administration

FSA – Financial Security Assurance

GDR – Global Depository Receipt

GO – General Obligations

GTD – Guaranteed

HDA – Hospital Development Authority

HEFA – Health and Education Facilities Authority

HFA – Housing Finance Agency

IDA – Industrial Development Authority

IDFA – Industrial Development Finance Authority

INS – Insured

LOC(s) – Letter(s) of Credit

LT – Limited Tax

MTN – Medium Term Note

PRF – Prerefunded

UT – Unlimited Tax

VRDNs – Variable Rate Demand Notes

XLCA – XL Capital Assurance

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Funds’ audited Annual Report or Semi-Annual Report. These reports include additional information about the Funds’ security valuation policies and about certain security types invested in by the Funds.

NOTE 1- Other Affiliated Parties and Transactions - Affiliated holdings are mutual funds which are managed by MTB Investment Advisors, Inc. (the “Advisor”) or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the three months ended July 31, 2009 are as follows:

Affiliated Fund Name	Balance of Shares Held 4/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2009	Value at 7/31/2009	Dividend Income
Managed Allocation Fund—Conservative Growth:
MTB Prime Money Market Fund	553,148	739,756	652,196	640,708	$640,708	$78
MTB Short Duration Government Bond Fund	37,174	3,602	—	40,776	402,866	3,488
MTB Short-Term Corporate Bond Fund	74,488	6,136	138	80,486	809,692	4,874
MTB U.S. Government Bond Fund	23,143	2,287	—	25,430	243,364	2,539
MTB Income Fund	153,148	11,042	153	164,037	1,558,352	14,189
MTB Intermediate-Term Bond Fund	73,982	5,608	65	79,525	816,717	9,446
MTB Large Cap Value Fund	76,493	3,917	5,921	74,489	609,323	1,978
MTB Large Cap Growth Fund	188,238	9,038	16,164	181,112	1,200,770	—
MTB Mid Cap Growth Fund	27,573	1,215	2,155	26,633	257,803	—
MTB Small Cap Growth Fund	23,252	1,600	3,023	21,829	254,959	—
MTB International Equity Fund	228,589	10,820	33,116	206,293	1,565,767	—

TOTAL	1,459,228	795,021	712,931	1,541,318	8,360,321	36,592

Managed Allocation Fund—Moderate Growth:
MTB Prime Money Market Fund	1,159,199	1,496,616	1,359,514	1,296,301	1,296,301	151
MTB Short Duration Government Bond Fund	67,000	6,982	—	73,982	730,939	6,174
MTB Short-Term Corporate Bond Fund	234,897	20,679	—	255,576	2,571,091	15,175
MTB Income Fund	399,472	31,296	—	430,768	4,092,296	36,652
MTB Intermediate-Term Bond Fund	266,647	21,927	—	288,574	2,963,654	33,672
MTB Large Cap Value Fund	393,102	1,483	8,333	386,252	3,159,539	10,850
MTB Large Cap Growth Fund	1,573,006	—	46,948	1,526,058	10,117,766	—
MTB Mid Cap Growth Fund	206,012	—	4,634	201,378	1,949,343	—
MTB Small Cap Growth Fund	140,134	—	8,090	132,044	1,542,273	—
MTB International Equity Fund	1,430,530	—	129,773	1,300,757	9,872,748	—

TOTAL	5,869,999	1,578,983	1,557,292	5,891,690	38,295,950	102,674

Managed Allocation Fund—Aggressive Growth:
MTB Prime Money Market Fund	158,705	778,474	764,927	172,252	172,252	18
MTB Income Fund	17,474	2,702	932	19,244	182,814	1,634
MTB Large Cap Value Fund	311,562	8,095	8,754	310,903	2,543,189	8,585
MTB Large Cap Growth Fund	1,121,750	16,857	28,472	1,110,135	7,360,198	—
MTB Mid Cap Growth Fund	93,238	3,258	3,932	92,564	896,023	—
MTB Small Cap Growth Fund	108,266	2,958	2,867	108,357	1,265,612	—
MTB International Equity Fund	801,228	3,749	56,622	748,355	5,680,014	—

TOTAL	2,612,223	816,093	866,506	2,561,810	18,100,102	10,237

Affiliated Fund Name	Balance of Shares Held 4/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2009	Value at 7/31/2009	Dividend Income
Balanced Fund:
MTB Prime Money Market Fund	295,684	1,413,007	1,241,550	467,141	$467,141	$62

Large Cap Value Fund:
MTB Prime Money Market Fund	8,716,724	10,383,077	15,708,834	3,390,967	3,390,967	1,095

Large Cap Growth Fund:
MTB Prime Money Market Fund	123,747	21,053,612	18,792,403	2,384,956	2,384,956	435
MTB Money Market Fund	—	839,991	785,912	54,079	54,079	19

TOTAL	123,747	21,893,603	19,578,315	2,439,035	2,439,035	454

Multi Cap Growth Fund:
MTB Prime Money Market Fund	391,038	2,291,892	2,437,938	244,992	244,992	80

Mid Cap Growth Fund:
MTB Prime Money Market Fund	4,948,103	8,271,137	12,761,333	457,907	457,907	367
MTB Money Market Fund	1,142,395	—	1,139,750	2,645	2,645	142

TOTAL	6,090,498	8,271,137	13,901,083	460,552	460,552	509

Small Cap Growth Fund:
MTB Prime Money Market Fund	196,275	39,291,537	38,767,026	720,786	720,786	254
MTB Money Market Fund	—	3,843,197	3,843,197	—	—	28

TOTAL	196,275	43,134,734	42,610,223	720,786	720,786	282

International Equity Fund:
MTB Prime Money Market Fund	2,985,592	11,105,753	13,884,852	206,493	$206,493	$233

NOTE 2 - Investment Valuation

Market values of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•	for investments in other open-ended regulated investment companies, based on net asset value (“NAV”);

•

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

•	the Money Market Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Funds value foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

NOTE 3 - Subsequent Events

Subject to shareholder approval, on or about the close of business on January 15, 2010, the MTB Multi-Cap Growth Fund, a series of the MTB Group of Funds (“Target Fund”) will be merged into the MTB Mid Cap Growth Fund, a series of the MTB Group of Funds (“Surviving Fund,” and collectively with the Target Fund, the “Fund”).

At a meeting of the Board of Trustees (“Board”) of the MTB Group of Funds held on September 9-10, 2009, the Board determined that the proposed merger was in the best interests of the Funds and their shareholders. The Board also approved a Plan of Reorganization (“Plan”) for the Funds. The proposed Plan contemplates that the Surviving Fund will acquire all of the assets of the Target Fund in exchange for Class A, B and Institutional I shares in the Surviving Fund, which the Target Fund will distribute to its Class A, B and Institutional I shareholders, in exchange for their Target Fund shares.

Effective as of the close of business on September 30, 2009, the Target Fund will be closed to new investors, but may continue to accept purchases from existing shareholders (including reinvested dividends and capital gains) until the last business day before the merger.

Item 2.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2 (a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	September 24, 2009

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	September 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	September 24, 2009

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	September 24, 2009